UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23282

PFM Multi-Manager Series Trust
(Exact name of registrant as specified in charter)

213 Market Street

Harrisburg, Pennsylvania 17101-2141
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-7018

(800) 527-5412

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

First American Multi-Manager Domestic Equity Fund
Institutional Class | FAEQX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the First American Multi-Manager Domestic Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html. You can also request this information by contacting us at (800) 527-5412.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$18	0.36%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,133,116,777
Number of Holdings	502
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN?   (% of total investments as of March 31, 2025)
Sector Breakdown**
**	Percentages above are inclusive of underlying exposures within the iShares Russell 1000 ETF and Schwab U.S. Large Cap ETF and may differ from percentages reflected in the Schedule of Investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your First American Multi-Manager Domestic Equity Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager Domestic Equity Fund	PAGE 1	TSR-SAR-71719T208

First American Multi-Manager International Equity Fund
Institutional Class | FAIEX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the First American Multi-Manager International Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html. You can also request this information by contacting us at (800) 527-5412.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$31	0.63%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$853,428,598
Number of Holdings	425
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN?   (% of total investments as of March 31, 2025)
Sector Breakdown**

Region Breakdown**	(%)
EMU	24.9%
EM Asia	22.1%
Pacific	19.2%
Europe ex EMU	19.0%
North America	5.6%
EM Europe, Middle East & Africa	3.2%
EM Latin America	2.8%
Middle East	0.7%
Cash Equivalents and Other	2.5%
**	Percentages above are inclusive of underlying exposures within the iShares Core MSCI EAFE ETF, Schwab International Equity ETF, and Schwab Emerging Markets Equity ETF and may differ from percentages reflected in the Schedule of Investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html.
First American Multi-Manager International Equity Fund	PAGE 1	TSR-SAR-71719T505

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your First American Multi-Manager International Equity Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager International Equity Fund	PAGE 2	TSR-SAR-71719T505

First American Multi-Manager Fixed-Income Fund
Institutional Class | FAFIX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the First American Multi-Manager Fixed-Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You can also request this information by contacting us at (800) 527-5412.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$24	0.49%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,498,565,734
Number of Holdings	1,964
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN?   (% of total investments as of March 31, 2025)
Sector Breakdown**
**	Percentages above are inclusive of underlying exposures within the Brandywine Global High Yield Fund, Mainstay MacKay High Yield Corporate Bond Fund, iShares Core U.S. Aggregate Bond ETF, and iShares 10-20 Year Treasury Bond ETF and may differ from percentages reflected in the Schedule of Investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your First American Multi-Manager Fixed-Income Fund documents not be householded, please contact the Fund at (800) 527-5412, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First American Multi-Manager Fixed-Income Fund	PAGE 1	TSR-SAR-71719T802

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PFM Multi-Manager Series Trust
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager International Equity Fund
First American Multi-Manager Fixed-Income Fund
Semi-Annual Financial Statements and Additional Information
March 31, 2025

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 24.4%
Communication Services — 2.1%
Alphabet, Inc. - Class A	29,540	$4,568,066
Alphabet, Inc. - Class C	24,810	3,876,066
AT&T, Inc.	34,306	970,174
ATN International, Inc.	461	9,363
Bandwidth, Inc. - ClassA(a)	5,329	69,810
Charter Communications, Inc. - Class A(a)	408	150,360
Comcast Corp. - Class A	6,539	241,289
Electronic Arts, Inc.	2,552	368,815
Eventbrite, Inc. - Class A(a)	4,623	9,754
iHeartMedia, Inc. - Class A(a)	16,325	26,936
Integral Ad Science Holding Corp.(a)	23,763	191,530
John Wiley & Sons, Inc. - Class A	1,931	86,045
Madison Square Garden Entertainment Corp.(a)	3,734	122,251
MediaAlpha, Inc. - Class A(a)	3,423	31,628
Meta Platforms, Inc. - Class A	14,248	8,211,977
Netflix, Inc.(a)	1,931	1,800,715
New York Times Co. (The) - Class A	4,696	232,922
Nextdoor Holdings, Inc.(a)	37,900	57,987
Outbrain, Inc.(a)	4,700	17,531
Playstudios, Inc.(a)	4,700	5,969
PubMatic, Inc. - Class A(a)	13,361	122,120
Roku, Inc.(a)	1,590	112,000
Scholastic Corp.	10,483	197,919
Spok Holdings, Inc.	2,790	45,868
Travelzoo(a)	2,300	31,349
Universal Music Group NV	20,683	570,060
Walt Disney Co.	5,921	584,403
Yelp, Inc.(a)	19,130	708,384
Total Communication Services		23,421,291
Consumer Discretionary — 2.9%
Amazon.com, Inc.(a)	49,626	9,441,843
American Axle & Manufacturing Holdings, Inc.(a)	45,640	185,755
AMMO, Inc.(a)	6,900	9,522
BARK, Inc.(a)	16,949	23,559
Best Buy Co., Inc.	5,207	383,287
Carriage Services, Inc.	2,400	93,000
Cavco Industries, Inc.(a)	1,425	740,473
Columbia Sportswear Co.	494	37,391
Cooper-Standard Holdings, Inc.(a)	4,400	67,408
Cricut, Inc. - Class A	4,235	21,810
Dana, Inc.	53,452	712,515
eBay, Inc.	4,696	318,060
Ethan Allen Interiors, Inc.	5,085	140,854
Expedia Group, Inc.	7,616	1,280,250

Investments	Shares	Value
Figs, Inc. - Class A(a)	15,300	$70,227
Flexsteel Industries, Inc.	717	26,178
Floor & Decor Holdings, Inc. - Class A(a)	634	51,018
Foot Locker, Inc.(a)	34,351	484,349
General Motors Co.	34,677	1,630,859
GoPro, Inc. - Class A(a)	12,312	8,162
Graham Holdings Co. - Class B	204	196,015
Haverty Furniture Cos., Inc.	4,933	97,279
Helen of Troy Ltd.(a)	2,480	132,655
Hilton Worldwide Holdings, Inc.	2,960	673,548
Home Depot, Inc. (The)	7,094	2,599,880
JAKKS Pacific, Inc.	3,181	78,475
Johnson Outdoors, Inc. - Class A	1,211	30,081
KB Home	9,788	568,879
Latham Group, Inc.(a)	6,062	38,979
La-Z-Boy, Inc.	6,720	262,685
LKQ Corp.	8,066	343,128
Lowe’s Cos., Inc.	5,411	1,262,007
Lululemon Athletica, Inc.(a)	510	144,361
Marriott International, Inc. - Class A	6,799	1,619,522
MasterCraft Boat Holdings, Inc.(a)	4,163	71,687
McDonald’s Corp.	2,348	733,445
Meritage Homes Corp.	2,824	200,165
Monarch Casino & Resort, Inc.	2,274	176,803
Movado Group, Inc.	4,967	83,048
NIKE, Inc. - Class B	1,648	104,615
O’Reilly Automotive, Inc.(a)	1,424	2,039,994
Phinia, Inc.	14,856	630,340
PulteGroup, Inc.	9,087	934,144
Shoe Carnival, Inc.	4,016	88,312
Sleep Number Corp.(a)	15,994	101,402
Sonos, Inc.(a)	47,084	502,386
Stitch Fix, Inc. - Class A(a)	50,969	165,649
Stoneridge, Inc.(a)	1,391	6,385
Super Group SGHC Ltd.	4,100	26,404
Superior Group of Cos., Inc.	1,412	15,447
Tesla, Inc.(a)	5,204	1,348,669
Tri Pointe Homes, Inc.(a)	21,872	698,154
Universal Electronics, Inc.(a)	1,484	9,082
Vail Resorts, Inc.	1,225	196,024
Viking Holdings Ltd.(a)	10,488	416,898
Wolverine World Wide, Inc.	30,712	427,204
Zumiez, Inc.(a)	5,271	78,485
Total Consumer Discretionary		32,828,756
Consumer Staples — 1.4%
Andersons, Inc. (The)	8,598	369,112
Beauty Health Co. (The)(a)	7,198	9,645
Calavo Growers, Inc.	8,548	205,067
Casey’s General Stores, Inc.	612	265,633

The accompanying notes are an integral part of these financial statements.

1

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
Consumer Staples — (continued)
Central Garden & Pet Co. - Class A(a)	1,600	$52,368
Coca-Cola Co. (The)	20,522	1,469,786
Costco Wholesale Corp.	3,327	3,146,610
Coty, Inc. - Class A(a)	10,141	55,471
Darling Ingredients, Inc.(a)	56,567	1,767,153
Dole PLC	6,063	87,610
Herbalife Ltd.(a)	48,016	414,378
Hershey Co. (The)	918	157,006
Interparfums, Inc.	2,920	332,500
Kenvue, Inc.	20,931	501,925
Kroger Co.	9,975	675,208
Lancaster Colony Corp.	1,652	289,100
Maplebear, Inc.(a)	10,598	422,754
Molson Coors Beverage Co. - Class B	9,291	565,543
National Beverage Corp.	3,919	162,795
Nature’s Sunshine Products, Inc.(a)	1,056	13,253
Pilgrim’s Pride Corp.(a)	1,962	106,949
PriceSmart, Inc.	1,100	96,635
Procter & Gamble Co. (The)	5,921	1,009,057
SpartanNash Co.	12,297	249,137
Target Corp.	5,309	554,047
United Natural Foods, Inc.(a)	6,820	186,800
USANA Health Sciences, Inc.(a)	4,002	107,934
Walmart, Inc.	23,381	2,052,618
WD-40 Co.	2,016	491,904
Zevia PBC - Class A(a)	4,100	8,856
Total Consumer Staples		15,826,854
Energy — 0.7%
Amplify Energy Corp.(a)	4,900	18,326
Antero Resources Corp.(a)	52,676	2,130,217
Berry Corp.	22,100	70,941
ConocoPhillips	9,189	965,029
CVR Energy, Inc.	11,275	218,735
DMC Global, Inc.(a)	2,000	16,840
Excelerate Energy, Inc. - Class A	5,898	169,155
Exxon Mobil Corp.	11,027	1,311,441
Forum Energy Technologies, Inc.(a)	520	10,457
Gulfport Energy Corp.(a)	2,436	448,565
Halliburton Co.	57,274	1,453,041
Kodiak Gas Services, Inc.	4,060	151,438
Matador Resources Co.	600	30,654
Murphy Oil Corp.	18,423	523,213
NPK International, Inc.(a)	14,100	81,921
Permian Resources Corp.	19,917	275,851
Ranger Energy Services, Inc. - Class A	1,750	24,833
Teekay Tankers Ltd.	1,675	64,102

Investments	Shares	Value
W&T Offshore, Inc.	9,551	$14,804
World Kinect Corp.	16,101	456,624
Total Energy		8,436,187
Financials — 4.2%
American Coastal Insurance Corp.	2,300	26,611
Ameriprise Financial, Inc.	8,182	3,960,988
AMERISAFE, Inc.	1,601	84,133
Apollo Global Management, Inc.	12,164	1,665,738
Arch Capital Group Ltd.	6,142	590,738
Assured Guaranty Ltd.	3,981	350,726
Atlanticus Holdings Corp.(a)	1,440	73,656
Bank of America Corp.	92,355	3,853,974
Bank of N.T. Butterfield & Son Ltd. (The)	5,540	215,617
Bank of New York Mellon Corp. (The)	14,396	1,207,393
BankUnited, Inc.	19,692	678,192
BCB Bancorp, Inc.	900	8,874
Berkshire Hathaway, Inc. - Class B(a)	5,207	2,773,144
Blackrock, Inc.	380	359,662
Bowhead Specialty Holdings, Inc.(a)	2,150	87,397
Bread Financial Holdings, Inc.	14,951	748,746
Byline Bancorp, Inc.	4,222	110,448
Capital City Bank Group, Inc.	791	28,444
Chubb Ltd.	7,382	2,229,290
Citigroup, Inc.	17,561	1,246,655
Civista Bancshares, Inc.	380	7,425
Coastal Financial Corp./WA(a)	900	81,369
Community Trust Bancorp, Inc.	393	19,791
Corebridge Financial, Inc.	13,885	438,349
CVB Financial Corp.	18,700	345,202
Donegal Group, Inc. - Class A	1,246	24,459
eHealth, Inc.(a)	3,276	21,884
Employers Holdings, Inc.	7,348	372,103
FB Financial Corp.	4,383	203,196
Fifth Third Bancorp	6,840	268,128
First BanCorp/Puerto Rico	32,287	618,942
First Commonwealth Financial Corp.	2,300	35,742
First Financial Corp.	1,533	75,086
First Internet Bancorp	1,433	38,376
FS Bancorp, Inc.	197	7,488
Globe Life, Inc.	758	99,844
Goldman Sachs Group, Inc. (The)	2,960	1,617,018
Greenlight Capital Re Ltd. - Class A(a)	1,000	13,550
Guaranty Bancshares, Inc./TX	1,020	40,831
Hamilton Insurance Group Ltd. - Class B(a)	3,293	68,264
Hanmi Financial Corp.	1,872	42,420

The accompanying notes are an integral part of these financial statements.

2

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
Financials — (continued)
HarborOne Bancorp, Inc.	5,530	$57,346
Heritage Commerce Corp.	2,050	19,516
Heritage Insurance Holdings, Inc.(a)	9,920	143,046
Hilltop Holdings, Inc.	13,559	412,872
HomeStreet, Inc.(a)	2,150	25,241
Hope Bancorp, Inc.	17,737	185,706
Horace Mann Educators Corp.	4,040	172,629
Independent Bank Corp./MI	1,560	48,032
Intercontinental Exchange, Inc.	14,223	2,453,468
Jackson Financial, Inc. - Class A	1,642	137,567
JPMorgan Chase & Co.	22,233	5,453,755
Kearny Financial Corp./MD	11,688	73,167
LendingTree, Inc.(a)	6,203	311,825
Live Oak Bancshares, Inc.	4,687	124,955
Mastercard, Inc. - Class A	4,696	2,573,972
Mercantile Bank Corp.	200	8,688
Merchants Bancorp/IN	1,395	51,615
Mercury General Corp.	811	45,335
Midland States Bancorp, Inc.	2,229	38,160
NBT Bancorp, Inc.	1,543	66,195
NCR Atleos Corp.(a)	9,160	241,641
NerdWallet, Inc. - Class A(a)	9,592	86,808
Northrim BanCorp, Inc.	500	36,610
OFG Bancorp	7,467	298,829
Payoneer Global, Inc.(a)	71,114	519,843
Perella Weinberg Partners	12,842	236,293
PRA Group, Inc.(a)	11,222	231,398
Primis Financial Corp.	232	2,267
Priority Technology Holdings, Inc.(a)	8,437	57,498
PROG Holdings, Inc.	5,056	134,490
Raymond James Financial, Inc.	10,210	1,418,271
Regional Management Corp.	1,013	30,501
Republic Bancorp, Inc./KY - Class A	560	35,739
RLI Corp.	1,300	104,429
S&T Bancorp, Inc.	5,113	189,437
Safety Insurance Group, Inc.	2,474	195,149
Selective Insurance Group, Inc.	6,964	637,485
Selectquote, Inc.(a)	10,089	33,697
SiriusPoint Ltd.(a)	3,758	64,976
South Plains Financial, Inc.	1,059	35,074
Starwood Property Trust, Inc.	17,051	337,098
Texas Capital Bancshares, Inc.(a)	9,881	738,111
Third Coast Bancshares, Inc.(a)	2,140	71,412
Tompkins Financial Corp.	459	28,908
Towne Bank/Portsmouth VA	6,400	218,816
TPG, Inc.	4,900	232,407
Trustmark Corp.	7,981	275,265
UMB Financial Corp.	4,390	443,829

Investments	Shares	Value
United Bankshares, Inc./WV	14,600	$506,182
United Fire Group, Inc.	4,864	143,293
Visa, Inc. - Class A	8,688	3,044,796
Walker & Dunlop, Inc.	4,250	362,780
Westamerica BanCorp	780	39,491
Total Financials		48,175,806
Health Care — 3.0%
AbbVie, Inc.	5,411	1,133,713
ACADIA Pharmaceuticals, Inc.(a)	32,140	533,845
Accuray, Inc.(a)	14,816	26,521
Adaptive Biotechnologies Corp.(a)	115,058	854,881
Akebia Therapeutics, Inc.(a)	17,624	33,838
Alector, Inc.(a)	13,654	16,794
Amgen, Inc.	1,327	413,427
Anika Therapeutics, Inc.(a)	1,723	25,897
Arcturus Therapeutics Holdings, Inc.(a)	2,529	26,782
Arcus Biosciences, Inc.(a)	19,506	153,122
Astrana Health, Inc.(a)	5,791	179,579
AstraZeneca PLC - ADR	3,981	292,603
Atea Pharmaceuticals, Inc.(a)	6,010	17,970
Aveanna Healthcare Holdings, Inc.(a)	4,900	26,558
Avita Medical, Inc.(a)	1,700	13,838
Becton Dickinson & Co.	8,434	1,931,892
Bio-Rad Laboratories, Inc. - Class A(a)	816	198,745
Biote Corp.(a)	1,731	5,764
Bio-Techne Corp.	30,649	1,796,951
Blueprint Medicines Corp.(a)	4,921	435,558
Boston Scientific Corp.(a)	15,383	1,551,837
C4 Therapeutics, Inc.(a)	11,600	18,560
CareDx, Inc.(a)	16,975	301,306
Caribou Biosciences, Inc.(a)	17,335	15,829
Cigna Group (The)	3,542	1,165,318
Codexis, Inc.(a)	17,800	47,882
Corcept Therapeutics, Inc.(a)	14,979	1,710,901
CVS Health Corp.	6,234	422,353
Cytek Biosciences, Inc.(a)	10,400	41,704
CytomX Therapeutics, Inc.(a)	7,392	4,700
Elevance Health, Inc.	612	266,196
Eli Lilly & Co.	3,931	3,246,652
Enanta Pharmaceuticals, Inc.(a)	6,500	35,880
Entrada Therapeutics, Inc.(a)	3,151	28,485
Fulcrum Therapeutics, Inc.(a)	2,100	6,048
Gossamer Bio, Inc.(a)	33,487	36,836
GRAIL, Inc.(a)	1,411	36,037
Guardant Health, Inc.(a)	35,977	1,532,620
HCA Healthcare, Inc.	714	246,723
HealthStream, Inc.	11,463	368,879
Innoviva, Inc.(a)	10,500	190,365
Iovance Biotherapeutics, Inc.(a)	44,159	147,049
iRadimed Corp.	870	45,658

The accompanying notes are an integral part of these financial statements.

3

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
Health Care — (continued)
Ironwood Pharmaceuticals, Inc.(a)	11,408	$16,770
iTeos Therapeutics, Inc.(a)	636	3,797
Johnson & Johnson	6,738	1,117,430
Kodiak Sciences, Inc.(a)	9,282	26,036
Kura Oncology, Inc.(a)	39,024	257,558
LifeStance Health Group, Inc.(a)	29,900	199,134
Ligand Pharmaceuticals, Inc.(a)	3,313	348,329
MacroGenics, Inc.(a)	6,421	8,155
MannKind Corp.(a)	64,775	325,818
McKesson Corp.	1,837	1,236,283
Medtronic PLC	4,463	401,045
Merck & Co., Inc.	8,270	742,315
Nektar Therapeutics(a)	50,085	34,058
OraSure Technologies, Inc.(a)	21,335	71,899
Orthofix Medical, Inc.(a)	4,950	80,734
Pacira BioSciences, Inc.(a)	967	24,030
Personalis, Inc.(a)	1,000	3,510
Phathom Pharmaceuticals, Inc.(a)	23,100	144,837
Phibro Animal Health Corp. - Class A	9,405	200,891
Regeneron Pharmaceuticals, Inc.	816	517,532
Rigel Pharmaceuticals, Inc.(a)	5,120	92,109
Royalty Pharma PLC - Class A	4,594	143,011
Stoke Therapeutics, Inc.(a)	11,200	74,480
Tandem Diabetes Care, Inc.(a)	27,122	519,658
Tango Therapeutics, Inc.(a)	6,800	9,316
Tenet Healthcare Corp.(a)	3,267	439,411
Terns Pharmaceuticals, Inc.(a)	2,450	6,762
Thermo Fisher Scientific, Inc.	3,477	1,730,155
Travere Therapeutics, Inc.(a)	31,143	558,083
Tyra Biosciences, Inc.(a)	5,435	50,545
UnitedHealth Group, Inc.	2,858	1,496,877
Varex Imaging Corp.(a)	2,650	30,740
Vertex Pharmaceuticals, Inc.(a)	2,746	1,331,316
Verve Therapeutics, Inc.(a)	8,487	38,786
Waystar Holding Corp.(a)	14,367	536,751
Xencor, Inc.(a)	10,342	110,039
Zentalis Pharmaceuticals, Inc.(a)	9,299	14,785
Zimvie, Inc.(a)	1,907	20,596
Zoetis, Inc.	5,860	964,849
Total Health Care		33,514,526
Industrials — 2.4%
ABM Industries, Inc.	4,200	198,912
Alamo Group, Inc.	1,144	203,872
Allegiant Travel Co.	4,737	244,666
AMETEK, Inc.	13,758	2,368,302
ArcBest Corp.	5,590	394,542
Argan, Inc.	499	65,454

Investments	Shares	Value
Astec Industries, Inc.	6,392	$220,204
Atmus Filtration Technologies, Inc.	3,199	117,499
Barrett Business Services, Inc.	4,412	181,554
Boeing Co. (The)(a)	2,858	487,432
Boise Cascade Co.	3,050	299,175
Chart Industries, Inc.(a)	5,517	796,434
Cintas Corp.	1,123	230,810
Conduent, Inc.(a)	28,881	77,979
Covenant Logistics Group, Inc.	2,698	59,896
CRA International, Inc.	400	69,280
Deere & Co.	816	382,990
DNOW, Inc.(a)	8,938	152,661
Ennis, Inc.	3,440	69,110
FedEx Corp.	1,423	346,899
Franklin Covey Co.(a)	2,272	62,753
Franklin Electric Co., Inc.	232	21,780
FTI Consulting, Inc.(a)	542	88,931
General Electric Co.	5,142	1,029,171
Global Industrial Co.	2,620	58,688
Golden Ocean Group Ltd.	28,532	227,685
Graco, Inc.	1,440	120,254
Healthcare Services Group, Inc.(a)	5,000	50,400
Heartland Express, Inc.	19,236	177,356
Heidrick & Struggles International, Inc.	13,859	593,581
Honeywell International, Inc.	8,607	1,822,532
Hub Group, Inc. - Class A	2,380	88,465
Hyster-Yale, Inc.	1,989	82,623
IBEX Holdings Ltd.(a)	1,701	41,419
Insteel Industries, Inc.	5,032	132,342
JELD-WEN Holding, Inc.(a)	5,700	34,029
Karat Packaging, Inc.	1,097	29,158
Karman Holdings, Inc.(a)	996	33,286
Kelly Services, Inc. - Class A	9,815	129,264
Kennametal, Inc.	1,060	22,578
Kforce, Inc.	3,300	161,337
Korn Ferry	9,980	676,943
Legalzoom.com, Inc.(a)	42,100	362,481
Leonardo DRS, Inc.	10,599	348,495
Lyft, Inc. - Class A(a)	35,829	425,290
Marten Transport Ltd.	1,000	13,720
Mayville Engineering Co., Inc.(a)	2,853	38,316
Miller Industries, Inc./TN	2,398	101,603
Mistras Group, Inc.(a)	1,976	20,906
Mueller Industries, Inc.	950	72,333
MYR Group, Inc.(a)	5,076	574,045
Norfolk Southern Corp.	8,115	1,922,038
Northrop Grumman Corp.	816	417,800
Orion Group Holdings, Inc.(a)	6,300	32,949
Otis Worldwide Corp.	15,272	1,576,070
Powell Industries, Inc.	2,434	414,583
Primoris Services Corp.	2,300	132,043
Resources Connection, Inc.	16,494	107,871

The accompanying notes are an integral part of these financial statements.

4

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
Industrials — (continued)
RTX Corp.	3,165	$419,236
Ryder System, Inc.	1,398	201,046
Shyft Group, Inc. (The)	8,138	65,837
Skillsoft Corp.(a)	900	17,316
SkyWest, Inc.(a)	5,660	494,514
Snap-on, Inc.	612	206,250
Southwest Airlines Co.	26,546	891,415
Steelcase, Inc. - Class A	4,600	50,416
TaskUS, Inc. - Class A(a)	5,001	68,164
Trane Technologies PLC	6,616	2,229,063
TriNet Group, Inc.	7,443	589,783
TrueBlue, Inc.(a)	6,290	33,400
Tutor Perini Corp.(a)	14,820	343,528
Union Pacific Corp.	5,105	1,206,005
United Rentals, Inc.	816	511,387
Vestis Corp.	8,763	86,754
Virco Mfg. Corp.	1,700	16,082
Wabash National Corp.	9,875	109,119
Werner Enterprises, Inc.	8,107	237,535
Worthington Enterprises, Inc.	2,000	100,180
Total Industrials		27,089,819
Information Technology — 6.0%
8x8, Inc.(a)	16,800	33,600
A10 Networks, Inc.	11,740	191,832
Adeia, Inc.	1,355	17,913
Adobe, Inc.(a)	1,123	430,704
Alarm.com Holdings, Inc.(a)	7,122	396,339
Alkami Technology, Inc.(a)	2,964	77,805
Ambarella, Inc.(a)	11,198	563,595
Amphenol Corp. - Class A	15,214	997,886
Analog Devices, Inc.	4,041	814,948
Appian Corp. - Class A(a)	5,320	153,269
Apple, Inc.	60,059	13,340,906
Applied Materials, Inc.	5,244	761,009
Arteris, Inc.(a)	4,419	30,535
AudioEye, Inc.(a)	2,950	32,745
Aviat Networks, Inc.(a)	4,280	82,048
BigCommerce Holdings, Inc.(a)	21,645	124,675
Broadcom, Inc.	28,657	4,798,042
Calix, Inc.(a)	6,860	243,118
Cisco Systems, Inc.	19,603	1,209,701
Climb Global Solutions, Inc.	250	27,690
CommScope Holding Co., Inc.(a)	19,899	105,664
Couchbase, Inc.(a)	7,167	112,880
CPI Card Group, Inc.(a)	1,127	32,875
Crowdstrike Holdings, Inc. - Class A(a)	2,650	934,337
DigitalOcean Holdings, Inc.(a)	15,954	532,704
Domo, Inc. - Class B(a)	8,379	65,021
Dropbox, Inc. - Class A(a)	16,725	446,725
Fair Isaac Corp.(a)	102	188,104
Gartner, Inc.(a)	1,521	638,425

Investments	Shares	Value
GoDaddy, Inc. - Class A(a)	3,267	$588,517
Intel Corp.	10,228	232,278
International Business Machines Corp.	2,654	659,944
Lam Research Corp.	12,048	875,890
Manhattan Associates, Inc.(a)	328	56,757
MeridianLink, Inc.(a)	2,469	45,751
Microsoft Corp.	36,827	13,824,488
N-able, Inc./US(a)	22,866	162,120
NETGEAR, Inc.(a)	5,007	122,471
NVIDIA Corp.	113,255	12,274,577
ON24, Inc.(a)	1,906	9,911
Oracle Corp.	23,877	3,338,243
PC Connection, Inc.	2,471	154,240
Pegasystems, Inc.	2,924	203,277
PROS Holdings, Inc.(a)	16,626	316,393
QUALCOMM, Inc.	4,492	690,016
Rackspace Technology, Inc.(a)	12,257	20,714
Rapid7, Inc.(a)	3,940	104,449
Rogers Corp.(a)	1,730	116,827
Salesforce, Inc.	3,573	958,850
ScanSource, Inc.(a)	13,982	475,528
SEMrush Holdings, Inc. - Class A(a)	3,446	32,151
ServiceNow, Inc.(a)	2,316	1,843,860
Synopsys, Inc.(a)	2,788	1,195,634
Telos Corp.(a)	6,060	14,423
Unisys Corp.(a)	17,008	78,067
Weave Communications, Inc.(a)	18,636	206,673
Workiva, Inc.(a)	10,061	763,731
Xperi, Inc.(a)	23,835	184,006
Yext, Inc.(a)	15,094	92,979
Zeta Global Holdings Corp. - Class A(a)	30,775	417,309
Total Information Technology		67,445,169
Materials — 0.6%
American Vanguard Corp.	3,500	15,400
Avery Dennison Corp.	8,631	1,536,059
Balchem Corp.	2,184	362,544
Berry Global Group, Inc.	5,003	349,259
Coeur Mining, Inc.(a)	76,170	450,926
Commercial Metals Co.	10,160	467,462
DuPont de Nemours, Inc.	2,858	213,435
Eastman Chemical Co.	6,534	575,711
Freeport-McMoRan, Inc.	16,642	630,066
Greif, Inc. - Class A	1,343	73,852
Innospec, Inc.	4,702	445,514
Koppers Holdings, Inc.	1,200	33,600
Kronos Worldwide, Inc.	4,400	32,912
Louisiana-Pacific Corp.	1,768	162,621
Nucor Corp.	4,084	491,469
Olympic Steel, Inc.	2,418	76,215
Perimeter Solutions, Inc.(a)	20,601	207,452
Ryerson Holding Corp.	6,703	153,901

The accompanying notes are an integral part of these financial statements.

5

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
Materials — (continued)
Stepan Co.	1,370	$75,405
SunCoke Energy, Inc.	1,000	9,200
Valhi, Inc.	100	1,625
Worthington Steel, Inc.	3,090	78,270
Total Materials		6,442,898
Real Estate — 0.6%
Alexander & Baldwin, Inc.	5,300	91,319
Alexandria Real Estate Equities, Inc. REIT	6,849	633,601
American Assets Trust, Inc.	8,870	178,642
Apple Hospitality REIT, Inc.	9,400	121,354
Armada Hoffler Properties, Inc. REIT	37,777	283,705
CBRE Group, Inc. - Class A(a)	12,864	1,682,354
Chatham Lodging Trust REIT	9,928	70,787
Compass, Inc. - Class A(a)	57,982	506,183
CoStar Group, Inc.(a)	2,348	186,032
Douglas Elliman, Inc.(a)	1,000	1,720
Easterly Government Properties, Inc. REIT	4,009	42,495
eXp World Holdings, Inc.	10,450	102,201
Forestar Group, Inc.(a)	5,652	119,483
Gaming and Leisure Properties, Inc. REIT	21,700	1,104,530
InvenTrust Properties Corp.	6,521	191,522
Macerich Co.	25,450	436,977
Opendoor Technologies, Inc.(a)	43,411	44,279
Prologis, Inc. REIT	7,669	857,318
Real Brokerage, Inc. (The)(a)	29,926	121,500
Sunstone Hotel Investors, Inc. REIT	15,601	146,805
Xenia Hotels & Resorts, Inc. REIT	29,715	349,448
Total Real Estate		7,272,255
Utilities — 0.5%
American Water Works Co., Inc.	8,655	1,276,786
Avista Corp.	6,180	258,757
California Water Service Group	1,240	60,090
Constellation Energy Corp.	1,837	370,394
NextEra Energy, Inc.	23,383	1,657,621
NRG Energy, Inc.	8,474	808,928
PG&E Corp.	72,288	1,241,908
Total Utilities		5,674,484
TOTAL COMMON STOCKS (Cost $268,754,278)		276,128,045

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 74.9%
iShares Russell 1000 ETF	14,248	$4,370,431
Schwab US Large-Cap ETF(b)	38,272,113	845,048,255
TOTAL EXCHANGE-TRADED FUNDS (Cost $822,209,902)		849,418,686
SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Class, 4.23%(c) (Cost $7,879,820)	7,879,820	7,879,820
TOTAL INVESTMENTS — 100.0% (Cost $1,098,844,000)		$1,133,426,551
OTHER ASSETS AND LIABILITIES, NET — (0.0)%(d)		(309,774)
NET ASSETS — 100.0%		$1,133,116,777

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

6

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)(concluded)
March 31, 2025
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2025 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$275,557,985	$570,060	$—	$276,128,045
Exchange-Traded Funds	849,418,686	—	—	849,418,686
Money Market Funds.	7,879,820	—	—	7,879,820
Total Investments.	$1,132,856,491	$570,060	$—	$1,133,426,551

*	See Schedule of Investments for additional detailed categorizations.
The accompanying notes are an integral part of these financial statements.

7

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 54.1%
Australia — 1.1%
Aristocrat Leisure Ltd.	30,497	$1,231,618
Atlassian Corp. - Class A(a)	9,490	2,013,873
BlueScope Steel Ltd.	47,575	635,973
Brambles Ltd.	46,317	582,649
Cochlear Ltd.	2,660	438,020
Computershare Ltd.	16,263	400,079
Evolution Mining Ltd.	11,201	50,100
Fleetwood Ltd.	7,752	12,212
GR Engineering Services Ltd.	29,714	53,759
Horizon Oil Ltd.	215,936	28,392
Macmahon Holdings Ltd.	136,065	23,518
Mount Gibson Iron Ltd.(a)	70,521	14,584
Northern Star Resources Ltd.	220,779	2,549,264
Pro Medicus Ltd.	565	71,402
Qantas Airways Ltd.	30,711	175,136
REA Group Ltd.	3,787	524,439
Ricegrowers Ltd.	2,320	15,450
South32 Ltd.	112,865	227,779
Wagners Holding Co., Ltd.	9,659	10,489
Total Australia		9,058,736
Austria — 0.3%
Erste Group Bank AG	33,184	2,305,543
Fabasoft AG	473	8,487
Palfinger AG	231	7,042
Raiffeisen Bank International AG	9,646	249,749
RHI Magnesita NV	1,755	69,176
Zumtobel Group AG	1,953	9,745
Total Austria		2,649,742
Belgium — 0.2%
KBC Group NV	593	54,235
UCB SA	7,213	1,272,116
Total Belgium		1,326,351
Bermuda — 0.4%
Arch Capital Group Ltd.	35,900	3,452,862
HAL Trust	513	65,420
Total Bermuda		3,518,282
Brazil — 0.8%
Banco BTG Pactual SA	104,469	620,247
Equatorial Energia SA	91,948	514,002
Lojas Renner SA	112,621	242,750
NU Holdings Ltd. - Class A(a)	239,261	2,450,033
Petroleo Brasileiro SA - ADR	76,463	1,096,479
PRIO SA(a)	78,774	551,485
Raia Drogasil SA	103,312	346,519
Suzano SA	48,835	454,679
Vale SA - ADR	62,246	621,215
WEG SA	41,579	329,924
Total Brazil		7,227,333

Investments	Shares	Value
Britain — 6.7%
3i Group PLC	124,670	$5,840,181
4imprint Group PLC	180	8,636
Ashtead Group PLC	31,100	1,679,509
AstraZeneca PLC	54,946	8,030,107
BAE Systems PLC	257,590	5,212,474
Barclays PLC	528,229	1,983,560
Barclays PLC - ADR	86,466	1,328,118
Beazley PLC	171,435	2,062,631
Centrica PLC	247,926	479,115
Coca-Cola Europacific Partners PLC	24,800	2,158,344
Compass Group PLC	75,240	2,484,091
Costain Group PLC	35,140	47,664
Diageo PLC	55,200	1,439,997
dotdigital group PLC	46,816	41,089
Gamma Communications PLC	1,182	18,538
GSK PLC	63,600	1,214,696
GSK PLC - ADR	40,835	1,581,948
Haleon PLC	380,200	1,924,365
London Stock Exchange Group PLC	9,668	1,433,692
NatWest Group PLC	212,329	1,244,009
Odfjell Technology Ltd.	9,968	43,360
Record PLC	7,638	4,945
RELX PLC	51,660	2,594,958
Rentokil Initial PLC	212,300	959,405
Rolls-Royce Holdings PLC(a)	894,350	8,647,117
Sage Group PLC (The)	18,371	286,983
Shell PLC	51,711	1,882,048
Standard Chartered PLC	27,967	414,501
TechnipFMC PLC	25,008	792,504
Unilever PLC	22,500	1,340,230
Vodafone Group PLC	14,126	13,219
Vodafone Group PLC - ADR	1,367	12,809
Total Britain		57,204,843
Canada — 1.8%
ADENTRA, Inc.	1,180	22,623
Brookfield Corp.	70,425	3,685,561
Cameco Corp.	46,300	1,905,988
Canadian Natural Resources Ltd.	63,260	1,946,529
Canadian Pacific Kansas City Ltd.	45,740	3,211,405
Canfor Pulp Products, Inc.(a)	2,383	1,076
Cenovus Energy, Inc.	9,000	125,083
CES Energy Solutions Corp.	2,100	10,799
Constellation Software, Inc./Canada	562	1,779,814
Dynacor Group, Inc.	5,600	18,368
Fortuna Mining Corp.(a)	1,724	10,483
Jaguar Mining, Inc.(a)	8,100	16,436
Lassonde Industries, Inc. - Class A	200	29,296

The accompanying notes are an integral part of these financial statements.

8

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
Canada — (continued)
Martinrea International, Inc.	6,179	$30,142
Melcor Developments Ltd.	2,000	17,247
Precision Drilling Corp.(a)	830	38,586
Suncor Energy, Inc.	13,400	518,848
TELUS International CDA, Inc.(a)	8,400	22,532
Waste Connections, Inc.	11,240	2,193,936
Total Canada		15,584,752
Chile — 0.1%
Antofagasta PLC	19,543	426,878
China — 5.4%
Alibaba Group Holding Ltd.	328,416	5,445,348
BYD Co. Ltd. - Class A	64,900	3,381,815
BYD Co., Ltd. - Class H	22,000	1,112,031
China Pacific Insurance Group Co., Ltd. - Class H	198,800	627,564
Fuyao Glass Industry Group Co., Ltd. - Class H(c)	86,800	620,945
Haitian International Holdings Ltd.	174,000	461,149
Innovent Biologics, Inc.(a)(c)	119,500	721,192
JD.com, Inc. - Class A	66,900	1,380,582
Kanzhun Ltd. - ADR(a)	36,684	703,232
Meituan - Class B(a)(c)	383,400	7,751,816
Midea Group Co. Ltd. - Class H(a)	102,300	1,041,146
Modern Land China Co., Ltd.(a)	430,000	553
Natural Food International Holding Ltd.	174,681	13,759
NetEase, Inc.	73,000	1,504,505
New Hope Service Holdings Ltd.	71,000	17,584
Nongfu Spring Co. Ltd. - Class H(c)	121,800	529,846
PICC Property & Casualty Co., Ltd. - Class H	470,000	870,230
Tencent Holdings Ltd.	214,200	13,651,507
Tencent Music Entertainment Group - ADR	67,849	977,704
Trip.com Group Ltd.	14,600	931,885
Trip.com Group Ltd. - ADR	28,894	1,837,080
Xiaomi Corp. - Class B(a)(c)	67,200	426,770
Xin Point Holdings Ltd.	34,000	16,526
Yangzijiang Shipbuilding Holdings Ltd.	172,100	300,480
Zijin Mining Group Co. Ltd. - Class H	610,000	1,393,494
Total China		45,718,743
Denmark — 0.7%
AP Moller - Maersk A/S - Class B	154	269,463
Columbus AS	18,502	32,829
Genmab AS(a)	1,257	245,397

Investments	Shares	Value
North Media A/S	743	$3,833
Novo Nordisk A/S	68,463	4,745,332
Novo Nordisk A/S - ADR	7,724	536,354
Pandora A/S	3,285	503,040
Total Denmark		6,336,248
FINLAND — 0.0%(b)
Nokia Oyj - ADR	21,755	114,649
Wartsila OYJ Abp	17,049	304,354
Total Finland		419,003
France — 3.2%
AKWEL SADIR	736	5,554
Amundi SA(c)	16,300	1,279,215
BNP Paribas SA	21,692	1,806,574
CBo Territoria	4,714	18,556
Cie de Saint-Gobain SA	23,046	2,290,830
Cie Generale des Etablissements Michelin SCA	43,000	1,508,883
Dassault Aviation SA	2,594	863,064
Dassault Systemes SE	24,843	946,719
Gaztransport Et Technigaz SA	240	36,368
Hermes International SCA	782	2,049,219
Klepierre SA	17,439	583,218
LVMH Moet Hennessy Louis Vuitton SE	2,246	1,402,233
Manitou BF SA	530	10,270
NRJ Group	1,377	9,893
Publicis Groupe SA	243	22,897
Rexel SA	17,379	466,889
Safran SA	27,530	7,262,599
Schneider Electric SE	7,910	1,831,035
Societe Generale SA	81,516	3,680,281
TotalEnergies SE	23,800	1,538,216
Total France		27,612,513
Germany — 4.8%
adidas AG	5,768	1,350,696
BASF SE	5,159	256,407
Continental AG	3,879	271,137
Deutsche Bank AG	1,999	47,209
Deutsche Boerse AG	4,555	1,342,521
Deutsche Telekom AG	117,567	4,353,356
DWS Group GmbH & Co. KGaA(c)	311	16,959
Fresenius SE & Co. KGaA(a)	33,979	1,448,553
HOCHTIEF AG	577	98,227
Infineon Technologies AG	46,572	1,538,030
Knorr-Bremse AG	681	61,695
Krones AG	336	45,592
KSB SE & Co. KGaA	26	22,997
Leifheit AG	365	7,065
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,404	3,406,312

The accompanying notes are an integral part of these financial statements.

9

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
Germany — (continued)
Nemetschek SE	20,623	$2,391,531
Rheinmetall AG	2,634	3,777,713
SAP SE	38,080	10,109,934
Siemens Energy AG(a)	117,234	6,845,325
Symrise AG	10,400	1,077,149
Talanx AG	2,289	239,441
thyssenkrupp AG	206,584	2,123,141
Total Germany		40,830,990
Greece — 0.1%
Eurobank Ergasias Services and Holdings SA	168,246	453,015
National Bank of Greece SA	21,309	219,563
Piraeus Financial Holdings SA	51,300	282,461
Total Greece		955,039
Hong Kong — 0.5%
AIA Group Ltd.	220,500	1,666,806
APT Satellite Holdings Ltd.	94,000	22,035
Bank of East Asia Ltd. (The)	86,000	128,491
BOC Hong Kong Holdings Ltd.	4,500	18,217
Chen Hsong Holdings	38,098	7,415
China Resources Beer Holdings Co., Ltd.	189,000	687,341
Futu Holdings Ltd. - ADR	670	68,575
Jardine Matheson Holdings Ltd.	3,000	126,808
Kerry Logistics Network Ltd.	173,038	152,603
Midland Holdings Ltd.(a)	204,000	26,781
PC Partner Group Ltd.	16,000	19,128
Pico Far East Holdings Ltd.	264,607	66,330
Singamas Container Holdings Ltd.	276,253	23,838
SITC International Holdings Co., Ltd.	168,043	456,762
Stella International Holdings Ltd.	6,000	13,345
Techtronic Industries Co., Ltd.	48,000	578,106
VTech Holdings Ltd.	3,200	23,562
Total Hong Kong		4,086,143
Hungary — 0.1%
OTP Bank Nyrt	8,635	581,810
India — 2.8%
Ashok Leyland Ltd.	161,833	383,590
Axis Bank Ltd.	6,715	86,463
Axis Bank Ltd. - GDR(d)	12,957	835,276
Bajaj Finance Ltd.	4,050	422,477
Bharti Airtel Ltd.	62,101	1,256,371
HDFC Bank Ltd.	27,351	582,574
HDFC Bank Ltd. - ADR	22,188	1,474,171
ICICI Bank Ltd.	2,979	46,939
ICICI Bank Ltd. - ADR	235,972	7,437,838
Infosys Ltd.	37,009	676,897
Macrotech Developers Ltd.(c)	88,592	1,236,010

Investments	Shares	Value
Mahindra & Mahindra Ltd. - GDR	33,086	$1,031,919
MakeMyTrip Ltd.(a)	4,758	466,236
Max Healthcare Institute Ltd.	176,843	2,273,306
PB Fintech Ltd.(a)	26,891	496,659
Power Grid Corp. of India Ltd.	251,933	851,519
Reliance Industries Ltd. - GDR(c)	6,083	362,991
Reliance Industries Ltd. - GDR(c)	4,920	288,568
Sun Pharmaceutical Industries Ltd.	27,041	548,152
Tata Consultancy Services Ltd.	24,778	1,041,291
Tata Consumer Products Ltd.	37,971	444,345
Varun Beverages Ltd.	294,858	1,859,653
Total India		24,103,245
Indonesia — 0.1%
Bank Central Asia Tbk PT	1,205,600	613,998
Bank Rakyat Indonesia Persero Tbk PT	1,987,700	480,767
Telkom Indonesia Persero Tbk PT	116,900	17,053
Total Indonesia		1,111,818
Ireland — 1.3%
Accenture PLC - Class A	7,100	2,215,484
CRH PLC	8,964	781,118
Experian PLC	99,103	4,593,194
ICON PLC(a)	16,960	2,967,830
James Hardie Industries PLC(a)	11,010	261,189
PDD Holdings, Inc. - ADR(a)	4,431	524,409
Total Ireland		11,343,224
Israel — 0.4%
Check Point Software Technologies Ltd.(a)	3,181	725,014
Monday.com Ltd.(a)	10,340	2,514,274
Wix.com Ltd.(a)	3,559	581,469
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd.	1,414	15,268
Total Israel		3,836,025
Italy — 1.4%
A2A SpA	213,550	514,387
Cairo Communication SpA	7,053	21,860
Emak SpA	21,988	19,392
Enel SpA	299,410	2,428,747
Ferrari NV	14,265	6,084,351
FNM SpA	30,414	13,683
Leonardo SpA	15,919	776,946
Orsero SpA	3,283	42,612
Piquadro SpA	1,638	3,491
UniCredit SpA	42,810	2,402,822
Total Italy		12,308,291

The accompanying notes are an integral part of these financial statements.

10

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
Japan — 5.5%
Ajis Co., Ltd.	1,000	$16,297
Brother Industries Ltd.	11,400	206,022
Capcom Co., Ltd.	3,900	96,164
CTS Co., Ltd.	4,600	23,750
Daihatsu Diesel Manufacturing Co., Ltd.	4,700	54,176
Dai-Ichi Cutter Kogyo KK	2,800	25,868
Dai-ichi Life Holdings, Inc.	38,000	289,288
Daiichi Sankyo Co., Ltd.	14,800	347,295
Daikin Industries Ltd.	13,400	1,454,803
Densan System Holdings Co., Ltd.	1,400	24,295
Denso Corp.	15,800	196,030
Eisai Co., Ltd.	18,900	524,354
FANUC Corp.	95,100	2,595,410
Fast Retailing Co., Ltd.	5,500	1,642,454
ID Holdings Corp.	1,600	19,621
JAC Recruitment Co., Ltd.	7,200	38,934
Japan Exchange Group, Inc.	26,900	275,609
Japan Post Holdings Co., Ltd.	49,000	489,476
Japan Post Insurance Co., Ltd.	9,000	182,541
Kanamoto Co., Ltd.	900	19,519
KAWADA TECHNOLOGIES, Inc.	2,700	52,666
Kenko Mayonnaise Co., Ltd.	2,600	32,407
Kita-Nippon Bank Ltd.	800	17,240
Koike Sanso Kogyo Co., Ltd.	6,000	50,618
Kubota Corp.	58,600	719,475
Kuriyama Holdings Corp.	900	7,943
Kyowa Kirin Co., Ltd.	5,800	84,111
Lasertec Corp.	4,700	403,181
Makiya Co., Ltd.	1,100	7,720
Mazda Motor Corp.	52,500	331,846
Mitani Sangyo Co., Ltd.	6,600	14,645
Mitsubishi Electric Corp.	7,700	140,590
Mitsubishi Heavy Industries Ltd.	249,700	4,267,125
Mitsubishi UFJ Financial Group, Inc.	7,400	99,939
Mizuho Financial Group, Inc.	94,000	2,560,134
MonotaRO Co., Ltd.	132,100	2,466,995
NEC Corp.	17,500	371,392
NEOJAPAN, Inc.	1,600	16,491
Nexon Co., Ltd.	7,500	102,516
NIDEC Corp.	28,000	468,840
Nintendo Co., Ltd.	79,400	5,415,829
Nippon Shinyaku Co., Ltd.	7,000	177,833
Nippon Telegraph & Telephone Corp.	621,400	600,203
Nomura Holdings, Inc.	15,500	95,026
Oiles Corp.	2,800	42,313
Ono Pharmaceutical Co., Ltd.	9,900	106,288
ORIX Corp.	18,900	391,027
Otsuka Holdings Co., Ltd.	25,400	1,318,443

Investments	Shares	Value
Pan Pacific International Holdings Corp.	83,800	$2,293,868
Recruit Holdings Co., Ltd.	38,400	1,994,893
Resona Holdings, Inc.	183,000	1,583,911
Ricoh Co., Ltd.	14,600	154,407
Santen Pharmaceutical Co., Ltd.	19,000	180,086
SCREEN Holdings Co., Ltd.	1,600	104,297
Sekisui Kasei Co., Ltd.	5,400	12,851
Shionogi & Co., Ltd.	3,000	45,227
SMS Co., Ltd.	900	6,794
SoftBank Group Corp.	2,500	126,506
Sompo Holdings, Inc.	85,300	2,585,758
Sony Group Corp.	243,000	6,189,574
Subaru Corp.	7,800	138,873
Sumitomo Mitsui Financial Group, Inc.	38,200	974,705
Taiko Bank Ltd.	1,500	14,401
Takaoka Toko Co., Ltd.	1,900	26,652
Tokio Marine Holdings, Inc.	13,400	516,806
Tokyo Electron Ltd.	4,300	586,351
Topy Industries Ltd.	2,200	31,300
Toyokumo, Inc.	900	14,623
Trend Micro, Inc.	5,700	383,454
Trinity Industrial Corp.	1,500	11,688
Tsubakimoto Kogyo Co., Ltd.	2,100	29,138
TYK Corp.	3,500	11,350
Universal Engeisha KK	600	17,007
Yushin Precision Equipment Co., Ltd.	5,900	25,224
Total Japan		46,944,486
Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	4,722	118,816
Liechtenstein — 0.0%(b)
VP Bank AG - Class A	197	18,395
Mexico — 0.6%
Cemex SAB de CV - ADR	62,693	351,708
Fomento Economico Mexicano SAB de CV - ADR	12,266	1,196,916
Grupo Aeroportuario del Pacifico SAB de CV - Class B	20,218	373,496
Grupo Financiero Banorte SAB de CV	93,010	645,746
Grupo Mexico SAB de CV - Class B	310,890	1,553,197
Vista Energy SAB de CV - ADR(a)	15,107	703,382
Wal-Mart de Mexico SAB de CV	234,312	647,708
Total Mexico		5,472,153
Netherlands — 1.9%
Adyen NV(a)(c)	2,413	3,688,287
Akzo Nobel NV	14,900	918,608
ASM International NV	4,130	1,892,280

The accompanying notes are an integral part of these financial statements.

11

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
Netherlands — (continued)
ASML Holding NV	5,402	$3,579,527
BE Semiconductor Industries NV	12,229	1,270,268
Euronext NV(c)	735	106,447
Heineken NV	14,200	1,159,668
Koninklijke Ahold Delhaize NV	30,968	1,157,765
NN Group NV	12,888	717,346
Stellantis NV	15,834	177,312
Wolters Kluwer NV	9,956	1,546,429
Total Netherlands		16,213,937
New Zealand — 0.0%(b)
Scales Corp. Ltd.	3,335	8,108
Norway — 0.1%
DNB Bank ASA	24,488	644,088
Peru — 0.3%
Credicorp Ltd.	13,357	2,486,539
Poland — 0.4%
Bank Polska Kasa Opieki SA	8,540	390,884
Powszechna Kasa Oszczednosci Bank Polski SA	105,593	2,063,702
Powszechny Zaklad Ubezpieczen SA	38,564	560,667
Total Poland		3,015,253
Portugal — 0.1%
Ibersol SGPS SA	2,340	22,121
Jeronimo Martins SGPS SA	24,829	527,425
Total Portugal		549,546
Saudi Arabia — 0.1%
Saudi National Bank (The)	94,974	906,966
Singapore — 1.5%
BRC Asia Ltd.	14,800	34,074
DBS Group Holdings Ltd.	66,800	2,292,540
Hafnia Ltd.	3,936	16,332
HRnetgroup Ltd.	101,100	53,040
Oversea-Chinese Banking Corp. Ltd.	22,200	283,701
Raffles Medical Group Ltd.	16,900	12,507
Sea Ltd. - ADR(a)	73,485	9,589,058
Singapore Airlines Ltd.	57,500	289,941
Singapore Exchange Ltd.	57,800	575,420
Singapore Technologies Engineering Ltd.	7,900	39,753
Total Singapore		13,186,366
South Africa — 0.4%
Absa Group Ltd.	50,770	487,909
Bid Corp. Ltd.	16,134	386,742
Bidvest Group Ltd.	24,136	311,137

Investments	Shares	Value
FirstRand Ltd.	122,398	$480,519
Gold Fields Ltd.	29,109	642,924
Naspers Ltd.	2,018	501,289
Shoprite Holdings Ltd.	24,945	371,225
Total South Africa		3,181,745
South Korea — 0.9%
Hanwha Aerospace Co., Ltd.	1,457	620,350
KB Financial Group, Inc.	8,152	438,187
Kia Corp.	10,423	658,188
NAVER Corp.	2,535	330,720
Samsung Biologics Co., Ltd.(a)(c)	723	499,454
Samsung Electro-Mechanics Co., Ltd.	2,670	236,126
Samsung Electronics Co., Ltd.	70,191	2,779,685
Samsung Electronics Co., Ltd. - GDR(d)	950	934,777
Samsung Fire & Marine Insurance Co., Ltd.	1,365	333,835
SK Hynix, Inc.	8,099	1,074,026
Total South Korea		7,905,348
Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	1,204	68,673
Banco Bilbao Vizcaya Argentaria SA	103,164	1,406,259
Banco Santander SA	379,049	2,553,076
CaixaBank SA	68,058	529,704
Grupo Empresarial San Jose SA	3,607	21,837
Iberdrola SA	130,292	2,106,361
Industria de Diseno Textil SA	14,548	725,689
Naturhouse Health SAU	579	1,095
Total Spain		7,412,694
Sweden — 1.1%
Assa Abloy AB - Class B	43,000	1,292,091
Boliden AB	2,104	68,890
Cloetta AB - Class B	16,080	45,436
Skandinaviska Enskilda Banken AB - Class A	30,200	495,169
Spotify Technology SA(a)	10,911	6,001,377
Telefonaktiebolaget LM Ericsson - ADR	99,516	772,244
Volvo AB - Class B	16,355	480,993
Zinzino AB - Class B	3,183	45,381
Total Sweden		9,201,581
Switzerland — 2.4%
ABB Ltd.	31,152	1,612,154
Alcon, Inc.	20,100	1,897,586
Cie Financiere Richemont SA	134	23,400
dormakaba Holding AG	52	38,855
DSM-Firmenich AG	10,400	1,030,718
Holcim AG	4,993	537,114

The accompanying notes are an integral part of these financial statements.

12

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Shares	Value
COMMON STOCKS — (continued)
Switzerland — (continued)
Klingelnberg AG	360	$4,894
Logitech International SA	10,590	900,643
Lonza Group AG	3,275	2,015,681
Novartis AG	9,076	1,009,592
On Holding AG - Class A(a)	4,720	207,302
Roche Holding AG	13,702	4,505,252
Schindler Holding AG	3,304	1,032,230
STMicroelectronics NV	28,495	625,750
Sunrise Communications AG/old(a)	33,416	1,619,233
UBS Group AG	100,259	3,072,097
Total Switzerland		20,132,501
Taiwan — 3.2%
Accton Technology Corp.	34,000	600,885
ASE Technology Holding Co., Ltd.	147,000	644,156
Cathay Financial Holding Co., Ltd.	335,037	621,907
CTBC Financial Holding Co., Ltd.	477,000	568,843
Delta Electronics, Inc.	72,000	793,638
E Ink Holdings, Inc.	92,000	740,135
Hon Hai Precision Industry Co., Ltd.	241,000	1,076,894
MediaTek, Inc.	36,000	1,518,010
Taiwan Semiconductor Manufacturing Co., Ltd.	537,000	14,970,382
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	31,480	5,225,680
Uni-President Enterprises Corp.	169,000	411,259
Total Taiwan		27,171,789
Thailand — 0.1%
Kasikornbank PCL - NVDR	89,300	426,963
United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	84,967	252,313
Adnoc Gas PLC	394,196	343,709
Aldar Properties PJSC	1,228,454	2,817,955
Emaar Properties PJSC	208,834	760,808
First Abu Dhabi Bank PJSC	100,524	377,904
Total United Arab Emirates		4,552,689
United States — 1.2%
Aon PLC - Class A	5,560	2,218,940
Coupang, Inc.(a)	130,460	2,860,988
Linde PLC	5,490	2,556,364
STERIS PLC	12,010	2,722,067
Total United States		10,358,359

Investments	Shares	Value
Uruguay — 0.7%
Globant SA(a)	2,289	$269,461
MercadoLibre, Inc.(a)	2,818	5,497,552
Total Uruguay		5,767,013
Virgin Islands (British) — 0.0%(b)
SF Real Estate Investment Trust	41,675	15,290
TOTAL COMMON STOCKS (Cost $411,973,377)		461,930,633
PREFERRED STOCKS — 0.2%
Brazil — 0.1%
Itau Unibanco Holding SA	191,937	1,055,653
Germany — 0.1%
Volkswagen AG	3,585	363,090
TOTAL PREFERRED STOCKS (Cost $1,436,026)		1,418,743
EXCHANGE-TRADED FUNDS — 44.1%
iShares Core MSCI EAFE ETF	922	69,749
Schwab Emerging Markets Equity ETF	3,617,713	99,740,347
Schwab International Equity ETF(e)	13,989,633	276,714,941
TOTAL EXCHANGE-TRADED FUNDS (Cost $366,463,712)		376,525,037
SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Class, 4.23%(f) (Cost $10,309,184)	10,309,184	10,309,184
TOTAL INVESTMENTS — 99.6% (Cost $790,182,299)		$850,183,598
OTHER ASSETS AND LIABILITIES, NET — 0.4%		3,245,000
NET ASSETS — 100.0%		$853,428,598

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $17,528,500 or 2.1% of the Fund’s net assets.

(d)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
The accompanying notes are an integral part of these financial statements.

13

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2025, the value of these securities was $1,770,053, representing 0.2% of net assets.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
ADR	American Depositary Receipt
ASA	Advanced Subscription Agreement
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2025 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$2,013,873	$7,044,863	$—	$9,058,736
Austria	—	2,649,742	—	2,649,742
Belgium	—	1,326,351	—	1,326,351
Bermuda	3,452,862	65,420	—	3,518,282
Brazil	7,227,333	—	—	7,227,333
Britain	5,873,722	51,331,121	—	57,204,843
Canada	15,584,752	—	—	15,584,752
Chile	—	426,878	—	426,878
China	3,518,017	42,200,726	—	45,718,743
Denmark	536,355	5,799,893	—	6,336,248
Finland	114,649	304,354	—	419,003
France	—	27,612,513	—	27,612,513
Germany	—	40,830,990	—	40,830,990
Greece	—	955,039	—	955,039
Hong Kong	68,574	4,017,569	—	4,086,143
Hungary	—	581,810	—	581,810
India	9,378,245	14,725,000	—	24,103,245
Indonesia	—	1,111,818	—	1,111,818
Ireland	5,707,723	5,635,501	—	11,343,224
Israel	3,820,757	15,268	—	3,836,025
Italy	—	12,308,291	—	12,308,291
Japan	—	46,944,486	—	46,944,486
Jordan	—	118,816	—	118,816
Liechtenstein	—	18,395	—	18,395
Mexico	5,472,153	—	—	5,472,153
Netherlands	3,579,527	12,634,410	—	16,213,937
New Zealand	—	8,108	—	8,108
Norway	—	644,088	—	644,088
Peru	2,486,539	—	—	2,486,539
Poland	—	3,015,253	—	3,015,253
Portugal	—	549,546	—	549,546
Saudi Arabia	—	906,966	—	906,966
Singapore	9,589,058	3,597,308	—	13,186,366
South Africa	—	3,181,745	—	3,181,745

The accompanying notes are an integral part of these financial statements.

14

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited)(concluded)
March 31, 2025

	Level 1	Level 2	Level 3	Total
Assets: — (continued)
Common Stocks — (continued)
South Korea	$—	$7,905,348	$—	$7,905,348
Spain	—	7,412,694	—	7,412,694
Sweden	6,773,621	2,427,960	—	9,201,581
Switzerland	833,053	19,299,448	—	20,132,501
Taiwan	5,225,680	21,946,109	—	27,171,789
Thailand	—	426,963	—	426,963
United Arab Emirates	—	4,552,689	—	4,552,689
United States	10,358,359	—	—	10,358,359
Uruguay	5,767,013	—	—	5,767,013
Virgin Islands (British)	—	15,290	—	15,290
Total Common Stocks	107,381,865	354,548,769	—	461,930,633
Preferred Stocks	1,055,653	363,090	—	1,418,743
Exchange-Traded Funds	376,525,037	—	—	376,525,037
Money Market Funds	10,309,184	—	—	10,309,184
Total Investments*	$495,271,739	$354,911,859	$—	$850,183,598

*	See Schedule of Investments for additional detailed categorizations.
The accompanying notes are an integral part of these financial statements.

15

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — 21.2%
BASIC MATERIALS — 0.4%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	$1,000,000	$999,908
CF Industries, Inc., 5.38%, 03/15/2044	169,000	154,686
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029(a)	115,000	112,534
7.38%, 05/01/2033(a)	70,000	67,167
DuPont de Nemours, Inc.
4.73%, 11/15/2028	720,000	722,837
5.42%, 11/15/2048	70,000	70,556
Eastman Chemical Co., 5.75%, 03/08/2033	110,000	113,598
Ecolab, Inc.
5.25%, 01/15/2028	98,000	100,764
2.70%, 12/15/2051	163,000	99,265
FMC Corp., 6.38%, 05/18/2053	780,000	752,606
Georgia-Pacific LLC, 0.95%, 05/15/2026(a)	434,000	417,813
Newmont Corp., 2.25%, 10/01/2030	470,000	416,189
Novelis, Inc., 6.88%, 01/30/2030(a)	125,000	126,769
Nucor Corp.
4.30%, 05/23/2027	115,000	114,801
5.10%, 06/01/2035	130,000	128,190
Sherwin-Williams Co., 4.80%, 09/01/2031	2,062,000	2,056,822
Steel Dynamics, Inc.
5.38%, 08/15/2034	66,000	66,176
5.75%, 05/15/2055	81,000	78,478
Westlake Corp., 3.38%, 08/15/2061	185,000	109,996
Total Basic Materials		6,709,155
Communications — 0.9%
Amazon.com, Inc.
3.30%, 04/13/2027	136,000	133,716
4.65%, 12/01/2029	87,000	88,675
3.60%, 04/13/2032	51,000	48,058
3.88%, 08/22/2037	49,000	44,052
4.05%, 08/22/2047	83,000	69,034
AT&T, Inc.
2.25%, 02/01/2032	1,320,000	1,113,321
5.40%, 02/15/2034	101,000	102,623
4.50%, 05/15/2035	167,000	156,970
4.90%, 08/15/2037	148,000	141,198
4.75%, 05/15/2046	379,000	329,685
3.50%, 09/15/2053	630,000	429,591
3.65%, 09/15/2059	28,000	18,884
3.85%, 06/01/2060	58,000	40,404

Investments	Principal Amount	Value
Charter Communications Operating LLC / Charter Communications Operating Capital
6.10%, 06/01/2029	$89,000	$91,897
6.38%, 10/23/2035	320,000	324,292
3.50%, 06/01/2041	87,000	60,267
3.50%, 03/01/2042	430,000	294,149
5.38%, 05/01/2047	400,000	331,432
4.80%, 03/01/2050	494,000	372,443
3.85%, 04/01/2061	56,000	34,012
Cisco Systems, Inc.
4.85%, 02/26/2029	178,000	181,176
5.10%, 02/24/2035	151,000	153,068
Comcast Corp.
4.15%, 10/15/2028	133,000	131,550
3.40%, 04/01/2030	71,000	67,188
4.25%, 10/15/2030	90,000	88,325
4.65%, 02/15/2033	2,500,000	2,450,562
4.60%, 10/15/2038	96,000	88,398
4.00%, 03/01/2048	252,000	195,138
5.50%, 05/15/2064	94,000	88,285
Corning, Inc.
3.90%, 11/15/2049	83,000	62,654
5.45%, 11/15/2079	64,000	58,299
Cox Communications, Inc.
5.45%, 09/15/2028(a)	99,000	101,409
2.60%, 06/15/2031(a)	625,000	538,106
5.45%, 09/01/2034(a)	1,320,000	1,289,338
5.95%, 09/01/2054(a)	55,000	50,998
Discovery Communications LLC, 3.63%, 05/15/2030	72,000	64,774
Fox Corp., 5.58%, 01/25/2049	107,000	100,220
Meta Platforms, Inc., 5.55%, 08/15/2064	57,000	56,082
Paramount Global
4.20%, 05/19/2032	1,000,000	896,775
5.85%, 09/01/2043	27,000	23,642
5.25%, 04/01/2044	67,000	53,891
4.60%, 01/15/2045	46,000	34,462
Time Warner Cable LLC, 6.55%, 05/01/2037	4,000	3,968
T-Mobile USA, Inc.
3.88%, 04/15/2030	150,000	143,796
3.00%, 02/15/2041	1,443,000	1,046,906
3.60%, 11/15/2060	95,000	63,602
Verizon Communications, Inc.
1.68%, 10/30/2030	25,000	21,279
2.55%, 03/21/2031	477,000	420,303
4.50%, 08/10/2033	165,000	158,421
5.25%, 04/02/2035	171,000	171,431
3.40%, 03/22/2041	110,000	84,691

The accompanying notes are an integral part of these financial statements.

16

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
COMMUNICATIONS — (continued)
Verizon Communications, Inc. (continued)
2.85%, 09/03/2041	$129,000	$90,778
3.88%, 03/01/2052	110,000	82,194
3.00%, 11/20/2060	204,000	120,381
Walt Disney Co., 2.00%, 09/01/2029	140,000	126,485
Total Communications		13,533,278
CONSUMER, CYCLICAL — 1.2%
AutoNation, Inc., 5.89%, 03/15/2035	47,000	46,908
AutoZone, Inc., 5.10%, 07/15/2029	46,000	46,734
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)	150,000	152,055
Cummins, Inc., 5.45%, 02/20/2054	1,000,000	979,364
Daimler Truck Finance North America LLC, 5.13%, 01/19/2028(a)	159,000	160,453
Dana, Inc., 5.38%, 11/15/2027	75,000	74,166
Darden Restaurants, Inc., 4.35%, 10/15/2027	72,000	71,469
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028	949,416	893,277
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 06/10/2028	365,464	341,495
Ford Motor Co., 4.75%, 01/15/2043	505,000	383,211
Ford Motor Credit Co. LLC
4.13%, 08/04/2025	200,000	198,849
4.95%, 05/28/2027	1,200,000	1,182,562
5.11%, 05/03/2029	1,500,000	1,445,973
5.88%, 11/07/2029	400,000	395,638
6.05%, 11/05/2031	205,000	200,841
Gap, Inc.
3.63%, 10/01/2029(a)	50,000	45,102
3.88%, 10/01/2031(a)	125,000	107,824
General Motors Co., 6.60%, 04/01/2036	840,000	867,128
General Motors Financial Co., Inc.
2.40%, 10/15/2028	1,155,000	1,056,699
5.75%, 02/08/2031	47,000	47,391
2.70%, 06/10/2031	105,000	89,563
5.60%, 06/18/2031	290,000	290,024
Genuine Parts Co., 6.50%, 11/01/2028	132,000	139,354
Home Depot, Inc., 4.90%, 04/15/2029	87,000	88,687

Investments	Principal Amount	Value
Hyatt Hotels Corp., 5.50%, 06/30/2034	$45,000	$44,171
Hyundai Capital America
4.85%, 03/25/2027(a)	87,000	86,984
4.88%, 11/01/2027(a)	172,000	172,387
4.55%, 09/26/2029(a)	445,000	435,448
Lowe’s Cos., Inc.
2.80%, 09/15/2041	1,250,000	864,998
3.70%, 04/15/2046	78,000	58,095
5.75%, 07/01/2053	1,150,000	1,127,469
Marriott International, Inc./MD
2.85%, 04/15/2031	192,000	170,732
3.50%, 10/15/2032	890,000	793,594
5.50%, 04/15/2037	56,000	55,375
McDonald’s Corp.
4.80%, 08/14/2028	260,000	262,962
4.95%, 03/03/2035	102,000	101,506
3.63%, 09/01/2049	127,000	92,657
Newell Brands, Inc.
6.38%, 05/15/2030	60,000	58,370
6.63%, 05/15/2032	35,000	34,001
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	86,000	87,576
3.60%, 09/01/2027	163,000	159,624
RB Global Holdings, Inc., 6.75%, 03/15/2028(a)	25,000	25,532
Stellantis Finance US, Inc., 6.45%, 03/18/2035(a)	208,000	206,439
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(a)	100,000	96,100
Toyota Motor Credit Corp., 4.60%, 10/10/2031	98,000	97,034
United Airlines, Inc.
4.38%, 04/15/2026(a)	185,000	182,058
4.63%, 04/15/2029(a)	35,000	33,120
Walmart, Inc., 1.80%, 09/22/2031	1,175,000	1,007,456
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	86,000	75,769
5.05%, 03/15/2042	886,000	708,626
5.14%, 03/15/2052	1,449,000	1,056,316
5.39%, 03/15/2062	84,000	60,807
William Carter Co., 5.63%, 03/15/2027(a)	250,000	248,265
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	150,000	126,916
Total Consumer, Cyclical		17,835,154
CONSUMER, NON-CYCLICAL — 3.5%
AbbVie, Inc.
4.95%, 03/15/2031	112,000	113,789
4.55%, 03/15/2035	380,000	366,850
4.05%, 11/21/2039	195,000	171,005

The accompanying notes are an integral part of these financial statements.

17

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
CONSUMER, NON-CYCLICAL — (continued)
AbbVie, Inc. (continued)
4.75%, 03/15/2045	$150,000	$136,630
4.25%, 11/21/2049	351,000	290,794
Agilent Technologies, Inc.
2.75%, 09/15/2029	171,000	157,557
2.30%, 03/12/2031	253,000	219,835
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029(a)	175,000	161,054
Amgen, Inc.
5.15%, 03/02/2028	112,000	114,014
5.25%, 03/02/2030	47,000	48,072
5.25%, 03/02/2033	140,000	142,022
5.15%, 11/15/2041	55,000	51,854
4.40%, 05/01/2045	42,000	35,525
5.65%, 03/02/2053	154,000	151,063
5.75%, 03/02/2063	82,000	79,910
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	115,719
4.90%, 02/01/2046	226,000	208,391
Ascension Health
2.53%, 11/15/2029	630,000	579,147
3.11%, 11/15/2039	120,000	94,049
Astrazeneca Finance LLC
4.88%, 03/03/2028	150,000	152,508
4.85%, 02/26/2029	180,000	182,669
4.90%, 03/03/2030	163,000	166,259
Automatic Data Processing, Inc., 4.45%, 09/09/2034	1,000,000	968,254
BAT Capital Corp.
6.34%, 08/02/2030	130,000	138,195
2.73%, 03/25/2031	620,000	549,053
4.39%, 08/15/2037	730,000	641,009
Becton Dickinson & Co.
4.69%, 02/13/2028	149,000	149,561
4.30%, 08/22/2032	66,000	63,155
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	168,000	177,671
3.25%, 08/01/2042	60,000	45,015
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,450,000	1,284,840
Cardinal Health, Inc.
5.13%, 02/15/2029	68,000	69,096
4.50%, 11/15/2044	262,000	220,902
5.75%, 11/15/2054	57,000	55,836
Cencora, Inc.
4.85%, 12/15/2029	47,000	47,232
5.13%, 02/15/2034	167,000	166,685
4.30%, 12/15/2047	84,000	68,053

Investments	Principal Amount	Value
Cigna Group (The)
4.38%, 10/15/2028	$71,000	$70,458
2.40%, 03/15/2030	374,000	335,244
2.38%, 03/15/2031	213,000	185,850
3.88%, 10/15/2047	62,000	46,248
3.40%, 03/15/2050	241,000	162,689
CommonSpirit Health, 5.32%, 12/01/2034	1,030,000	1,019,720
Conagra Brands, Inc.
7.00%, 10/01/2028	176,000	188,421
5.40%, 11/01/2048	112,000	101,947
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/2029	1,000,000	938,761
Constellation Brands, Inc., 4.35%, 05/09/2027	75,000	74,694
CVS Health Corp.
5.55%, 06/01/2031	146,000	149,031
4.78%, 03/25/2038	654,000	586,802
5.13%, 07/20/2045	332,000	289,452
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	200,000	205,856
Duke University Health System, Inc., 3.92%, 06/01/2047	70,000	55,997
Elevance Health, Inc., 6.10%, 10/15/2052	19,000	19,423
Eli Lilly & Co.
4.15%, 08/14/2027	46,000	46,026
4.75%, 02/12/2030	95,000	96,455
4.60%, 08/14/2034	99,000	97,307
5.00%, 02/09/2054	335,000	314,093
5.20%, 08/14/2064	125,000	118,511
Ford Foundation (The), 2.82%, 06/01/2070	1,186,000	673,073
General Mills, Inc., 4.95%, 03/29/2033	1,500,000	1,484,384
Gilead Sciences, Inc.
4.80%, 11/15/2029	114,000	115,147
5.10%, 06/15/2035	75,000	75,296
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	99,000	98,996
GXO Logistics, Inc., 6.25%, 05/06/2029	92,000	94,939
Haleon US Capital LLC
3.38%, 03/24/2029	1,500,000	1,433,367
3.63%, 03/24/2032	357,000	328,700
HCA, Inc.
3.38%, 03/15/2029	64,000	60,508
3.50%, 09/01/2030	141,000	130,758
5.45%, 04/01/2031	95,000	96,496
5.50%, 03/01/2032	105,000	106,019
7.75%, 07/15/2036	150,000	170,054
5.25%, 06/15/2049	85,000	74,801
3.50%, 07/15/2051	161,000	106,168

The accompanying notes are an integral part of these financial statements.

18

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
CONSUMER, NON-CYCLICAL — (continued)
HCA, Inc. (continued)
4.63%, 03/15/2052	$179,000	$142,505
Hershey Co., 4.55%, 02/24/2028	79,000	79,739
Hormel Foods Corp., 4.80%, 03/30/2027	132,000	133,216
Humana, Inc.
4.88%, 04/01/2030	154,000	153,204
5.88%, 03/01/2033	53,000	54,187
Johnson & Johnson
4.90%, 06/01/2031	1,150,000	1,177,415
2.25%, 09/01/2050	1,000,000	585,854
Kaiser Foundation Hospitals, 2.81%, 06/01/2041	2,500,000	1,792,720
Kellanova, 7.45%, 04/01/2031	210,000	238,070
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	1,247,000	1,084,555
Kraft Heinz Foods Co.
5.20%, 03/15/2032	71,000	71,786
4.38%, 06/01/2046	309,000	252,565
4.88%, 10/01/2049	86,000	74,434
Kroger Co.
5.00%, 09/15/2034	64,000	62,545
3.88%, 10/15/2046	40,000	30,543
5.50%, 09/15/2054	119,000	112,249
5.65%, 09/15/2064	119,000	112,374
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030(a)	75,000	69,862
4.38%, 01/31/2032(a)	225,000	205,528
Mars, Inc.
4.65%, 04/20/2031(a)	1,675,000	1,667,288
5.65%, 05/01/2045(a)	103,000	103,224
5.70%, 05/01/2055(a)	115,000	114,903
Massachusetts Institute of Technology
4.68%, 07/01/2114	150,000	128,139
3.89%, 07/01/2116	75,000	53,201
Mather Foundation, 2.68%, 10/01/2031	1,000,000	848,520
Medline Borrower LP, 3.88%, 04/01/2029(a)	175,000	163,578
Mylan, Inc.
5.40%, 11/29/2043	180,000	150,548
5.20%, 04/15/2048	135,000	105,199
NBM US Holdings, Inc., 6.63%, 08/06/2029(a)	800,000	799,818
Nestle Holdings, Inc., 4.95%, 03/14/2030(a)	900,000	919,923
Novartis Capital Corp., 4.00%, 09/18/2031	92,000	89,297
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	275,000	257,002

Investments	Principal Amount	Value
Orlando Health Obligated Group, 4.09%, 10/01/2048	$50,000	$40,666
PepsiCo, Inc.
4.45%, 02/07/2028	114,000	114,735
3.60%, 02/18/2028	94,000	92,673
3.90%, 07/18/2032	106,000	101,129
3.50%, 03/19/2040	3,000,000	2,477,257
4.00%, 03/05/2042	40,000	33,954
2.88%, 10/15/2049	1,000,000	659,585
Philip Morris International, Inc.
5.25%, 09/07/2028	575,000	589,136
5.13%, 02/15/2030	1,165,000	1,187,903
5.50%, 09/07/2030	480,000	498,736
President and Fellows of Harvard College
5.63%, 10/01/2038	210,000	227,761
6.50%, 01/15/2039(a)	105,000	121,906
Procter & Gamble Co.
1.20%, 10/29/2030	1,150,000	975,637
4.55%, 01/29/2034	1,000,000	995,138
Providence St. Joseph Health Obligated Group, 2.53%, 10/01/2029	110,000	100,287
Quanta Services, Inc.
2.90%, 10/01/2030	109,000	98,118
2.35%, 01/15/2032	115,000	96,587
5.25%, 08/09/2034	129,000	127,492
RELX Capital, Inc., 5.25%, 03/27/2035	520,000	524,055
Roche Holdings, Inc.
5.49%, 11/13/2030(a)	231,000	241,933
4.91%, 03/08/2031(a)	200,000	203,668
5.59%, 11/13/2033(a)	980,000	1,029,535
4.59%, 09/09/2034(a)	410,000	401,188
S&P Global, Inc., 2.70%, 03/01/2029	145,000	135,939
Sutter Health
5.16%, 08/15/2033	409,000	412,169
4.09%, 08/15/2048	125,000	100,729
Sysco Corp.
2.40%, 02/15/2030	2,500,000	2,247,879
5.95%, 04/01/2030	43,000	45,075
5.10%, 09/23/2030	141,000	143,126
4.50%, 04/01/2046	183,000	153,064
4.45%, 03/15/2048	171,000	139,864
Tenet Healthcare Corp., 4.38%, 01/15/2030	200,000	187,485
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	86,000	87,928
Trustees of Boston College, 3.13%, 07/01/2052	169,000	116,684
Trustees of Princeton University (The)
5.70%, 03/01/2039	495,000	528,611
2.52%, 07/01/2050	90,000	56,781

The accompanying notes are an integral part of these financial statements.

19

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
CONSUMER, NON-CYCLICAL — (continued)
Unilever Capital Corp.
2.13%, 09/06/2029	$840,000	$765,668
4.63%, 08/12/2034	1,950,000	1,917,714
United Rentals North America, Inc.
5.25%, 01/15/2030	45,000	44,173
3.88%, 02/15/2031	62,000	56,257
3.75%, 01/15/2032	50,000	44,163
UnitedHealth Group, Inc.
1.25%, 01/15/2026	150,000	146,453
4.90%, 04/15/2031	99,000	100,242
4.50%, 04/15/2033	1,560,000	1,508,622
5.00%, 04/15/2034	470,000	467,521
4.75%, 05/15/2052	688,000	594,754
5.63%, 07/15/2054	86,000	84,418
4.95%, 05/15/2062	60,000	52,103
University of Chicago (The), 2.76%, 04/01/2045	100,000	76,858
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	140,000	111,996
Viatris, Inc.
3.85%, 06/22/2040	94,000	68,334
4.00%, 06/22/2050	193,000	126,578
Wyeth LLC, 5.95%, 04/01/2037	75,000	79,472
Zoetis, Inc.
2.00%, 05/15/2030	675,000	593,518
5.60%, 11/16/2032	71,000	74,059
Total Consumer, Non-cyclical		52,576,271
ENERGY — 1.9%
APA Corp., 5.35%, 07/01/2049(a)	455,000	377,136
BP Capital Markets America, Inc.
3.54%, 04/06/2027	292,000	287,401
4.89%, 09/11/2033	1,125,000	1,108,482
2.77%, 11/10/2050	1,000,000	614,041
Cheniere Energy Partners LP, 5.95%, 06/30/2033	500,000	513,515
Chevron Corp., 2.24%, 05/11/2030	241,000	216,410
Chevron USA, Inc., 4.20%, 10/15/2049	52,000	42,199
Civitas Resources, Inc., 8.63%, 11/01/2030(a)	25,000	25,792
Colonial Enterprises, Inc., 3.25%, 05/15/2030(a)	510,000	472,228
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030(a)	215,000	223,411
ConocoPhillips Co.
5.05%, 09/15/2033	750,000	752,689
5.30%, 05/15/2053	950,000	888,716

Investments	Principal Amount	Value
Continental Wind LLC, 6.00%, 02/28/2033(a)	$888,416	$913,027
Coterra Energy, Inc., 5.90%, 02/15/2055	132,000	125,591
DCP Midstream Operating LP
5.13%, 05/15/2029	320,000	322,127
6.75%, 09/15/2037(a)	550,000	584,487
Devon Energy Corp., 5.75%, 09/15/2054	75,000	68,657
Diamondback Energy, Inc.
3.50%, 12/01/2029	88,000	83,233
6.25%, 03/15/2033	1,395,000	1,475,206
5.55%, 04/01/2035	1,046,000	1,050,107
4.40%, 03/24/2051	167,000	130,386
6.25%, 03/15/2053	166,000	166,212
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,000,000	998,821
4.95%, 05/15/2028	183,000	184,266
4.95%, 06/15/2028	115,000	115,769
5.20%, 04/01/2030	70,000	70,791
6.55%, 12/01/2033	760,000	812,600
5.15%, 02/01/2043	135,000	120,003
5.30%, 04/15/2047	110,000	97,272
5.40%, 10/01/2047	246,000	220,293
5.00%, 05/15/2050	850,000	715,727
Enterprise Products Operating LLC 4.85%, 08/15/2042	200,000	182,634
3.70%, 01/31/2051	43,000	31,238
Expand Energy Corp., 4.75%, 02/01/2032	125,000	118,230
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031(a)	355,000	298,741
Gray Oak Pipeline LLC, 3.45%, 10/15/2027(a)	192,000	185,095
Halliburton Co., 4.75%, 08/01/2043	118,000	103,513
HF Sinclair Corp.
5.00%, 02/01/2028	93,000	92,648
6.25%, 01/15/2035	120,000	120,602
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(a)	75,000	71,323
6.25%, 04/15/2032(a)	100,000	93,428
Kinder Morgan Energy Partners LP, 5.50%, 03/01/2044	95,000	89,342
Marathon Petroleum Corp., 5.70%, 03/01/2035	146,000	145,398
MPLX LP
1.75%, 03/01/2026	1,655,000	1,611,720
5.40%, 04/01/2035	130,000	127,734
5.50%, 02/15/2049	225,000	204,613

The accompanying notes are an integral part of these financial statements.

20

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
ENERGY — (continued)
Murray Energy Corp., 12.00%, 04/15/2024(a)(b)(k)	$180,991	$0
Northwest Pipeline LLC, 4.00%, 04/01/2027	1,655,000	1,636,633
Occidental Petroleum Corp.
6.13%, 01/01/2031	136,000	139,784
6.45%, 09/15/2036	79,000	81,320
4.40%, 04/15/2046	179,000	134,213
6.05%, 10/01/2054	675,000	631,873
ONEOK Partners LP, 6.65%, 10/01/2036	116,000	125,175
ONEOK, Inc.
3.10%, 03/15/2030	610,000	561,570
6.50%, 09/01/2030(a)	123,000	130,489
4.95%, 07/13/2047	150,000	127,702
5.20%, 07/15/2048	300,000	263,644
4.50%, 03/15/2050	250,000	197,663
Ovintiv, Inc., 7.38%, 11/01/2031	231,000	253,287
Pioneer Natural Resources Co., 5.10%, 03/29/2026	77,000	77,514
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	65,000	66,943
SANCHEZ ENERGY CORP PERP SR GLBL NT, 6.13%, 01/15/2050(b)(k)	100,000	0
SANCHEZ ENERGY CORP SR GLBL NT 21, 7.75%, 12/31/2050(b)(k)	150,000	0
Sunoco LP, 6.25%, 07/01/2033(a)	1,500,000	1,501,570
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	175,000	166,021
Targa Resources Corp.
6.50%, 03/30/2034	860,000	918,280
5.50%, 02/15/2035	150,000	149,113
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	86,000	86,801
Topaz Solar Farms LLC
4.88%, 09/30/2039(a)	282,695	251,245
5.75%, 09/30/2039(a)	885,041	852,188
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/2050	230,000	176,077
Valero Energy Partners LP, 4.50%, 03/15/2028	350,000	349,371

Investments	Principal Amount	Value
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	$25,000	$23,143
6.25%, 01/15/2030(a)	175,000	177,617
4.13%, 08/15/2031(a)	25,000	22,715
Western Midstream Operating LP
4.05%, 02/01/2030(c)	1,210,000	1,154,790
5.45%, 11/15/2034	1,000,000	977,026
5.30%, 03/01/2048	56,000	48,079
Williams Cos., Inc.
5.75%, 06/24/2044	244,000	240,084
4.90%, 01/15/2045	200,000	175,972
Total Energy		28,950,756
FINANCIAL — 6.6%
200 Park Funding Trust, 5.74%, 02/15/2055(a)	2,425,000	2,406,312
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	135,000	128,566
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031	210,000	208,938
American Express Co.
6.34% to 10/30/2025 then SOFR + 1.33%, 10/30/2026	885,000	893,551
5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	294,000	297,514
5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	96,000	97,214
American Tower Corp.
3.13%, 01/15/2027	105,000	102,279
5.20%, 02/15/2029	224,000	227,578
2.30%, 09/15/2031	146,000	124,843
Ameriprise Financial, Inc., 5.20%, 04/15/2035	2,700,000	2,693,707
Aon North America, Inc.
5.30%, 03/01/2031	178,000	182,119
5.75%, 03/01/2054	115,000	113,414
Arthur J Gallagher & Co.
4.85%, 12/15/2029	366,000	368,528
5.00%, 02/15/2032	1,000,000	999,916
5.75%, 03/02/2053	55,000	53,798
Athene Global Funding
4.86%, 08/27/2026(a)	131,000	131,407
1.73%, 10/02/2026(a)	143,000	137,070
5.32%, 11/13/2031(a)	203,000	203,130
Athene Holding Ltd., 3.45%, 05/15/2052	54,000	34,655
Bank of America Corp.
4.45%, 03/03/2026	1,525,000	1,522,528

The accompanying notes are an integral part of these financial statements.

21

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
FINANCIAL — (continued)
Bank of America Corp. (continued)
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	$1,367,000	$1,349,681
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	544,000	527,204
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030	45,000	42,203
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	206,000	208,839
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	1,675,000	1,478,038
2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032	530,000	457,258
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	77,000	74,408
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	745,000	748,365
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	94,000	92,038
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	321,000	314,949
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	53,000	52,899
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	402,000	360,814
4.08% to 04/23/2039 then 3 mo. Term SOFR + 1.58%, 04/23/2040	81,000	70,047
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	107,000	81,345
Bank of New York Mellon Corp.
6.30% to 03/20/2030 then 5 yr. CMT Rate + 2.30%, Perpetual	2,000,000	2,049,846
4.94% to 02/11/2030 then SOFR + 0.89%, 02/11/2031	172,000	173,528
BankUnited, Inc.
4.88%, 11/17/2025	179,000	178,764
5.13%, 06/11/2030	96,000	94,255
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,300,000	1,191,113
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	1,375,000	1,435,080

Investments	Principal Amount	Value
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	$625,000	$598,700
Broadstone Net Lease LLC, 2.60%, 09/15/2031	515,000	436,070
Cantor Fitzgerald LP, 4.50%, 04/14/2027(a)	1,225,000	1,212,095
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031	260,000	289,566
Chubb INA Holdings LLC, 4.65%, 08/15/2029	196,000	197,652
Citibank NA
4.93%, 08/06/2026	259,000	260,702
5.57%, 04/30/2034	254,000	261,024
Citigroup, Inc.
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027	820,000	796,457
4.45%, 09/29/2027	1,557,000	1,549,668
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	610,000	591,347
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	150,000	147,977
2.98% to 11/05/2029 then SOFR + 1.42%, 11/05/2030	160,000	147,337
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	300,000	260,607
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033	1,880,000	1,648,191
5.88%, 02/22/2033	259,000	267,358
6.00%, 10/31/2033	226,000	235,082
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	73,000	74,823
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	180,000	172,179
2.90% to 11/03/2041 then SOFR + 1.38%, 11/03/2042	56,000	39,368
Citizens Financial Group, Inc.
5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	140,000	142,517
2.64%, 09/30/2032	281,000	230,857
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	701,000	712,331
Community Preservation Corp., 2.87%, 02/01/2030	1,000,000	898,683

The accompanying notes are an integral part of these financial statements.

22

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
Financial — (continued)
Crown Castle, Inc.
5.00%, 01/11/2028	$101,000	$101,379
5.60%, 06/01/2029	87,000	88,907
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026(a)	970,000	951,317
Equitable Financial Life Global Funding, 1.30%, 07/12/2026(a)	147,000	141,204
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052	590,000	361,215
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	40,000	38,741
F&G Global Funding, 2.30%, 04/11/2027(a)	171,000	162,796
Fidus Investment Corp., 6.75%, 03/19/2030	680,000	681,367
First Horizon Bank, 5.75%, 05/01/2030	250,000	252,793
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	141,000	140,855
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/2031(a)	940,000	769,732
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	150,000	150,471
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	92,000	88,019
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	925,000	903,066
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	1,314,000	1,295,873
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	65,000	64,600
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031	965,000	978,127
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	770,000	672,321
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	133,000	113,913
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	99,000	102,316

Investments	Principal Amount	Value
6.75%, 10/01/2037	$393,000	$424,981
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	146,000	107,660
5.73% to 01/28/2055 then SOFR + 1.70%, 01/28/2056	82,000	81,672
Goodman US Finance Six LLC, 5.13%, 10/07/2034(a)	56,000	55,349
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034(a)	2,000,000	1,976,784
HAT Holdings I LLC / HAT Holdings II LLC
8.00%, 06/15/2027(a)	500,000	517,615
3.75%, 09/15/2030(a)	1,000,000	888,809
HNA 2015 LLC, 2.37%, 09/18/2027	140,676	135,762
Host Hotels & Resorts LP, 3.50%, 09/15/2030	6,000	5,497
Huntington Bancshares, Inc./OH, 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	145,000	150,941
Intercontinental Exchange, Inc., 4.95%, 06/15/2052	152,000	137,370
JPMorgan Chase & Co.
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028	300,000	295,970
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	1,875,000	1,912,472
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	170,000	166,593
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	105,000	104,894
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	1,240,000	1,218,785
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	770,000	712,923
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	1,250,000	1,312,874
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	2,000,000	2,018,103
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030	2,250,000	2,064,600

The accompanying notes are an integral part of these financial statements.

23

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
FINANCIAL — (continued)
JPMorgan Chase & Co. (continued)
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	$405,000	$355,845
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032	658,000	569,079
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	81,000	80,356
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	40,000	42,960
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	500,000	519,653
2.53% to 11/19/2040 then 3 mo. Term SOFR + 1.51%, 11/19/2041	637,000	440,548
KeyBank NA/Cleveland OH
3.40%, 05/20/2026	255,000	251,100
4.90%, 08/08/2032	250,000	238,940
KeyCorp
5.12% to 04/04/2030 then SOFR + 1.23%, 04/04/2031	96,000	96,422
6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	185,000	195,438
Kimco Realty OP LLC
2.25%, 12/01/2031	1,100,000	935,203
4.60%, 02/01/2033	135,000	130,421
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	700,000	694,465
3.95%, 10/15/2050(a)	120,000	87,925
3.95%, 05/15/2060(a)	85,000	57,906
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	976,103
LPL Holdings, Inc., 4.38%, 05/15/2031(a)	325,000	309,230
Lseg US Fin Corp., 5.30%, 03/28/2034(a)	590,000	595,362
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	1,500,000	1,553,478
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	104,000	104,491
Mastercard, Inc.
1.90%, 03/15/2031	1,000,000	867,804
4.35%, 01/15/2032	138,000	135,539
Morgan Stanley
3.95%, 04/23/2027	950,000	939,691
3.59%, 07/22/2028(d)	390,000	380,286
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,155,000	1,129,739

Investments	Principal Amount	Value
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030	$300,000	$303,977
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	440,000	434,429
4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	47,000	46,621
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031	51,000	48,155
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	210,000	178,805
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,450,000	2,149,001
5.32% to 07/19/2034 then SOFR + 1.56%, 07/19/2035	79,000	79,008
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	134,000	111,098
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	186,000	182,448
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	215,000	217,011
3.22% to 04/22/2041 then SOFR + 1.49%, 04/22/2042	146,000	109,337
5.52% to 11/19/2054 then SOFR + 1.71%, 11/19/2055	98,000	95,736
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	1,310,000	1,296,006
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	150,000	135,526
3.50%, 03/15/2031	200,000	133,318
National Community Renaissance of California, 3.27%, 12/01/2032	1,000,000	847,588
National Health Investors, Inc., 3.00%, 02/01/2031	111,000	96,147
New York Life Global Funding
4.85%, 01/09/2028(a)	72,000	72,911
4.55%, 01/28/2033(a)	1,000,000	969,944
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(a)	99,000	98,930
OFS Capital Corp., 4.75%, 02/10/2026	1,300,000	1,275,211
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	92,472

The accompanying notes are an integral part of these financial statements.

24

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
FINANCIAL — (continued)
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(a)	$225,000	$210,176
Preservation Of Affordable Housing, Inc., 4.48%, 12/01/2032	1,000,000	939,508
Private Export Funding Corp.
4.30%, 12/15/2028	1,000,000	1,009,552
4.60%, 02/15/2034	1,000,000	1,012,335
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048(e)	78,000	78,345
Realty Income Corp., 3.25%, 01/15/2031	285,000	261,841
Regions Financial Corp.
5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	112,000	114,696
5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	117,000	115,493
7.38%, 12/10/2037	160,000	179,642
Reinvestment Fund, Inc., 3.88%, 02/15/2027	500,000	483,673
Signature Bank/New York NY, 4.00% to 10/15/2025 then 3 mo. AMERIBOR + 3.89%, 10/15/2030	150,000	88,500
Starwood Property Trust, Inc.
7.25%, 04/01/2029(a)	1,000,000	1,025,149
6.00%, 04/15/2030(a)	1,445,000	1,412,021
6.50%, 10/15/2030(a)	2,105,000	2,085,477
Sun Communities Operating LP
2.30%, 11/01/2028	750,000	692,157
5.70%, 01/15/2033	285,000	290,677
Synchrony Financial
5.15%, 03/19/2029	186,000	185,136
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031	59,000	58,577
Teachers Insurance & Annuity Association of America, 3.30%, 05/15/2050(a)	210,000	140,325
Thirax 2 LLC, 2.32%, 01/22/2034	775,329	699,950
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	300,000	323,035
Unum Group, 6.00%, 06/15/2054	130,000	130,317

Investments	Principal Amount	Value
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	$195,000	$161,971
USAA Capital Corp., 2.13%, 05/01/2030(a)	2,500,000	2,232,495
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027(a)	1,100,000	1,114,271
Visa, Inc., 1.90%, 04/15/2027	1,000,000	956,880
Voya Financial, Inc., 5.00%, 09/20/2034	55,000	52,916
W R Berkley Corp., 4.00%, 05/12/2050	160,000	122,942
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	1,361,000	1,390,753
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,160,000	1,191,539
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	48,000	44,238
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031	772,000	695,785
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	435,000	438,003
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	380,000	409,939
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	48,000	48,653
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	650,000	645,515
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041	831,000	619,300
5.61%, 01/15/2044	93,000	89,028
Weyerhaeuser Co.
4.75%, 05/15/2026	147,000	147,225
4.00%, 03/09/2052	73,000	54,827
Willis North America, Inc.
4.65%, 06/15/2027	200,000	200,124
5.90%, 03/05/2054	152,000	149,753
Zions Bancorp NA, 3.25%, 10/29/2029	271,000	244,520
Total Financial		98,635,920

The accompanying notes are an integral part of these financial statements.

25

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
INDUSTRIAL — 1.5%
AECOM, 5.13%, 03/15/2027	$100,000	$99,218
AGCO Corp., 5.45%, 03/21/2027	352,000	356,322
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	89,000	90,343
5.60%, 05/29/2034	92,000	93,088
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030(a)	50,000	50,401
2.69%, 05/25/2031	71,000	62,473
Amphenol Corp.
5.05%, 04/05/2029	48,000	48,974
5.38%, 11/15/2054	56,000	55,180
Ball Corp.
6.00%, 06/15/2029	275,000	278,260
3.13%, 09/15/2031	100,000	86,678
Berry Global, Inc., 1.57%, 01/15/2026	1,010,000	984,461
Boeing Co.
2.75%, 02/01/2026	460,000	451,863
2.20%, 02/04/2026	2,040,000	1,995,938
6.26%, 05/01/2027	78,000	80,251
5.15%, 05/01/2030	107,000	107,664
3.60%, 05/01/2034	54,000	46,476
5.71%, 05/01/2040	1,305,000	1,268,599
3.38%, 06/15/2046	87,000	58,323
3.63%, 03/01/2048	565,000	385,959
3.75%, 02/01/2050	139,000	97,426
5.81%, 05/01/2050	63,000	59,975
5.93%, 05/01/2060	551,000	518,303
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	31,000	27,270
4.15%, 12/15/2048	132,000	107,590
4.45%, 01/15/2053	80,000	67,712
Carlisle Cos., Inc., 2.20%, 03/01/2032	382,000	318,067
Carrier Global Corp., 3.38%, 04/05/2040	199,000	156,526
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	103,000	98,651
5.00%, 05/14/2027	48,000	48,762
4.40%, 03/03/2028	171,000	171,459
4.38%, 08/16/2029	57,000	56,892
4.70%, 11/15/2029	148,000	149,515
Deere & Co., 5.45%, 01/16/2035	132,000	136,686
Flowserve Corp., 2.80%, 01/15/2032	245,000	209,558
GATX Corp., 3.25%, 09/15/2026	118,000	115,688

Investments	Principal Amount	Value
Honeywell International, Inc.
4.95%, 09/01/2031	$97,000	$98,580
5.38%, 03/01/2041	2,000,000	1,995,510
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030	1,700,000	1,632,556
JB Hunt Transport Services, Inc., 4.90%, 03/15/2030	48,000	48,296
John Deere Capital Corp.
4.95%, 07/14/2028	68,000	69,377
4.85%, 06/11/2029	153,000	155,482
4.70%, 06/10/2030	114,000	115,139
4.40%, 09/08/2031	138,000	136,628
L3Harris Technologies, Inc.
5.25%, 06/01/2031	96,000	97,771
5.40%, 07/31/2033	100,000	101,269
Lennox International, Inc., 5.50%, 09/15/2028	143,000	146,697
Lockheed Martin Corp., 4.70%, 12/15/2031	112,000	111,738
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	88,000	76,118
5.50%, 12/01/2054	121,000	115,108
MasTec, Inc., 5.90%, 06/15/2029	89,000	91,129
Nature Conservancy (The), 1.51%, 07/01/2029	300,000	261,987
Owens Corning
5.50%, 06/15/2027	445,000	453,626
3.50%, 02/15/2030	125,000	117,752
Packaging Corp. of America, 5.70%, 12/01/2033	141,000	145,579
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.25%, 02/01/2030(a)	146,000	147,778
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.40%, 11/15/2026(a)	1,450,000	1,419,978
6.05%, 08/01/2028(a)	124,000	128,706
5.35%, 03/30/2029(a)	64,000	65,218
6.20%, 06/15/2030(a)	91,000	96,349
Quikrete Holdings, Inc., 6.38%, 03/01/2032(a)	300,000	301,905
Republic Services, Inc.
5.00%, 11/15/2029	118,000	119,845
4.75%, 07/15/2030	32,000	32,162
RTX Corp.
4.88%, 10/15/2040	2,281,000	2,132,532
5.38%, 02/27/2053	131,000	125,037
Ryder System, Inc., 5.50%, 06/01/2029	105,000	107,833
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028(a)	25,000	25,036

The accompanying notes are an integral part of these financial statements.

26

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
INDUSTRIAL — (continued)
Sonoco Products Co.
4.60%, 09/01/2029	$192,000	$189,215
5.00%, 09/01/2034	94,000	89,901
Standard Industries, Inc./NY
4.75%, 01/15/2028(a)	125,000	120,985
4.38%, 07/15/2030(a)	175,000	161,483
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060	342,000	340,404
Tote Shipholdings LLC, 3.40%, 10/16/2040	866,000	761,326
Trimble, Inc., 6.10%, 03/15/2033	69,000	72,290
Vontier Corp., 2.95%, 04/01/2031	207,000	179,669
Vulcan Materials Co., 5.70%, 12/01/2054	81,000	79,209
Waste Management, Inc., 4.95%, 07/03/2027	139,000	141,158
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	53,000	54,383
Total Industrial		21,803,295
Technology — 0.8%
Accenture Capital, Inc., 4.50%, 10/04/2034	77,000	74,402
Adobe, Inc.
4.85%, 04/04/2027	61,000	61,821
4.75%, 01/17/2028	158,000	160,308
Apple, Inc.
3.00%, 06/20/2027	1,000,000	977,084
1.40%, 08/05/2028	270,000	247,041
2.65%, 05/11/2050	205,000	129,112
2.70%, 08/05/2051	83,000	52,298
2.80%, 02/08/2061	10,000	6,044
Applied Materials, Inc., 4.80%, 06/15/2029	64,000	65,037
AppLovin Corp., 5.50%, 12/01/2034	80,000	79,982
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	81,000	80,790
Broadcom, Inc.
5.05%, 07/12/2029	556,000	563,722
2.45%, 02/15/2031(a)	221,000	194,442
3.42%, 04/15/2033(a)	809,000	720,300
3.14%, 11/15/2035(a)	194,000	160,798
3.19%, 11/15/2036(a)	480,000	393,982
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	815,000	786,110

Investments	Principal Amount	Value
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	$165,000	$165,754
4.35%, 02/01/2030	189,000	184,765
8.10%, 07/15/2036	119,000	142,005
3.38%, 12/15/2041	183,000	135,163
Fiserv, Inc.
5.15%, 08/12/2034	92,000	91,250
4.40%, 07/01/2049	184,000	151,632
Foundry JV Holdco LLC
6.15%, 01/25/2032(a)	340,000	353,469
6.30%, 01/25/2039(a)	200,000	207,137
Hewlett Packard Enterprise Co., 4.45%, 09/25/2026	67,000	66,844
Intel Corp.
4.15%, 08/05/2032	1,082,000	1,003,082
3.73%, 12/08/2047	181,000	126,168
5.70%, 02/10/2053	83,000	76,293
5.60%, 02/21/2054	80,000	72,752
International Business Machines Corp., 4.65%, 02/10/2028	362,000	364,311
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	99,000	86,934
Leidos, Inc.
4.38%, 05/15/2030	132,000	128,293
5.50%, 03/15/2035	109,000	108,653
Oracle Corp.
2.30%, 03/25/2028	271,000	254,546
6.25%, 11/09/2032	2,120,000	2,261,089
4.30%, 07/08/2034	82,000	76,270
3.80%, 11/15/2037	328,000	276,353
4.00%, 11/15/2047	119,000	90,215
5.55%, 02/06/2053	38,000	35,517
Texas Instruments, Inc., 4.60%, 02/15/2028	100,000	101,048
Total Technology		11,312,816
UTILITIES — 4.4%
AEP Texas, Inc., 5.45%, 05/15/2029	290,000	296,812
AEP Transmission Co. LLC, 4.25%, 09/15/2048	425,000	347,458
AES Corp.
5.45%, 06/01/2028	102,000	103,770
2.45%, 01/15/2031	211,000	180,370
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	1,000,000	1,009,109
Alabama Power Co., 3.75%, 03/01/2045	170,000	131,842
Ameren Corp., 5.70%, 12/01/2026	63,000	64,117

The accompanying notes are an integral part of these financial statements.

27

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
UTILITIES — (continued)
American Water Capital Corp., 5.25%, 03/01/2035	$1,200,000	$1,206,583
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 08/20/2026	225,000	223,232
Arizona Public Service Co.
6.35%, 12/15/2032	630,000	671,082
3.75%, 05/15/2046	500,000	377,829
Avangrid, Inc.
3.20%, 04/15/2025	300,000	299,758
3.80%, 06/01/2029	1,000,000	962,762
Boston Gas Co., 5.84%, 01/10/2035(a)	415,000	425,559
Brooklyn Union Gas Co., 6.42%, 07/18/2054(a)	72,000	75,416
Calpine Corp., 3.75%, 03/01/2031(a)	275,000	250,815
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,880,000	1,768,001
Commonwealth Edison Co.
3.70%, 08/15/2028	320,000	313,593
2.75%, 09/01/2051	1,000,000	606,193
Connecticut Light and Power Co.
4.65%, 01/01/2029	1,000,000	1,005,075
4.00%, 04/01/2048	105,000	83,086
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	61,000	52,570
4.50%, 12/01/2045	84,000	72,259
4.13%, 05/15/2049	103,000	81,284
Consumers Energy Co., 4.60%, 05/30/2029	1,000,000	1,002,068
Dominion Energy, Inc.
3.38%, 04/01/2030	230,000	214,941
4.90%, 08/01/2041	2,000,000	1,804,548
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	625,000	656,909
DTE Electric Co.
1.90%, 04/01/2028	1,000,000	932,965
3.95%, 03/01/2049	2,461,000	1,946,094
DTE Energy Co., 4.88%, 06/01/2028	149,000	149,910
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,000,000	2,660,333
2.85%, 03/15/2032	1,000,000	880,212
3.55%, 03/15/2052	56,000	39,600
5.40%, 01/15/2054	42,000	40,498
Duke Energy Corp., 5.80%, 06/15/2054	83,000	81,211

Investments	Principal Amount	Value
Duke Energy Florida LLC
3.80%, 07/15/2028	$550,000	$539,995
2.50%, 12/01/2029	1,000,000	914,796
4.20%, 07/15/2048	50,000	40,231
3.00%, 12/15/2051	1,000,000	635,055
5.95%, 11/15/2052	56,000	57,161
Duke Energy Indiana LLC, 2.75%, 04/01/2050	930,000	567,179
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	40,000	39,308
Duke Energy Progress LLC, 4.00%, 04/01/2052	88,000	67,502
Emera US Finance LP
3.55%, 06/15/2026	225,000	221,768
4.75%, 06/15/2046	126,000	103,874
Entergy Mississippi LLC
3.85%, 06/01/2049	64,000	47,759
5.80%, 04/15/2055	34,000	33,850
Entergy Texas, Inc.
5.25%, 04/15/2035	57,000	56,923
4.50%, 03/30/2039	453,000	410,054
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	37,000	37,130
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055	950,000	945,951
FirstEnergy Corp., 4.85%, 07/15/2047(c)	106,000	90,646
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(a)	174,000	176,624
Florida Power & Light Co.
5.15%, 06/15/2029	141,000	144,886
2.88%, 12/04/2051	570,000	361,390
Georgia Power Co., 3.25%, 03/15/2051	194,000	131,500
Indiana Michigan Power Co., 5.63%, 04/01/2053	47,000	46,103
Interstate Power and Light Co., 3.50%, 09/30/2049	102,000	72,072
ITC Holdings Corp., 4.95%, 09/22/2027(a)	450,000	453,135
Jersey Central Power & Light Co., 2.75%, 03/01/2032(a)	68,000	58,769
Kentucky Power Co., 7.00%, 11/15/2033(a)	208,000	223,102
KeySpan Gas East Corp., 5.99%, 03/06/2033(a)	131,000	134,226
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030(a)	91,000	78,281
MidAmerican Energy Co.
5.35%, 01/15/2034	875,000	898,329
5.85%, 09/15/2054	975,000	1,001,611

The accompanying notes are an integral part of these financial statements.

28

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
UTILITIES — (continued)
MidAmerican Energy Co. (continued)
5.30%, 02/01/2055	$1,050,000	$997,064
Narragansett Electric Co., 5.35%, 05/01/2034(a)	92,000	92,314
National Fuel Gas Co., 5.95%, 03/15/2035	71,000	72,350
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	155,000	154,109
4.75%, 02/07/2028	106,000	107,049
1.35%, 03/15/2031	1,500,000	1,232,831
4.15%, 12/15/2032	1,000,000	945,347
New York State Electric & Gas Corp.
5.65%, 08/15/2028(a)	1,000,000	1,030,821
2.15%, 10/01/2031(a)	2,500,000	2,118,405
5.85%, 08/15/2033(a)	93,000	96,864
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	1,000,000	1,008,503
5.30%, 03/15/2032	149,000	151,423
5.90%, 03/15/2055	122,000	121,825
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029(a)	1,016,000	999,461
NiSource, Inc.
5.20%, 07/01/2029	505,000	514,330
5.85%, 04/01/2055	41,000	40,755
Northern States Power Co./MN, 3.20%, 04/01/2052	1,000,000	672,522
Northwest Natural Gas Co., 3.08%, 12/01/2051	1,000,000	618,600
NSTAR Electric Co., 5.40%, 06/01/2034	265,000	269,511
Ohio Edison Co., 5.50%, 01/15/2033(a)	930,000	941,961
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/2032	112,000	106,497
Pacific Gas and Electric Co.
4.30%, 03/15/2045	134,000	104,868
3.95%, 12/01/2047	797,000	582,628
4.95%, 07/01/2050	320,000	267,211
6.70%, 04/01/2053	1,000,000	1,040,550
PacifiCorp
4.13%, 01/15/2049	935,000	722,314
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	195,000	197,509
PG&E Recovery Funding LLC
4.84%, 06/01/2033	1,000,000	1,003,628
5.53%, 06/01/2049	2,000,000	1,996,935

Investments	Principal Amount	Value
PPL Capital Funding, Inc., 5.25%, 09/01/2034	$50,000	$49,752
PPL Electric Utilities Corp.
4.85%, 02/15/2034	950,000	938,651
4.15%, 06/15/2048	85,000	69,788
Public Service Co. of Colorado
3.70%, 06/15/2028	588,000	575,604
5.35%, 05/15/2034	835,000	839,349
4.10%, 06/15/2048	2,258,000	1,756,431
2.70%, 01/15/2051	304,000	180,694
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,146,000	972,509
Public Service Electric and Gas Co.
2.70%, 05/01/2050	420,000	259,598
5.13%, 03/15/2053	800,000	751,913
Puget Sound Energy, Inc., 5.69%, 06/15/2054	81,000	80,303
RWE Finance US LLC
5.88%, 04/16/2034(a)	700,000	712,880
6.25%, 04/16/2054(a)	1,000,000	995,693
San Diego Gas & Electric Co.
4.95%, 08/15/2028	1,000,000	1,013,852
2.95%, 08/15/2051	1,375,000	863,705
SCE Recovery Funding LLC, 2.94%, 11/15/2042	1,627,000	1,329,451
Southern California Edison Co.
4.88%, 02/01/2027	550,000	551,932
5.85%, 11/01/2027	685,000	701,713
2.75%, 02/01/2032	1,000,000	851,440
5.20%, 06/01/2034	575,000	561,377
4.13%, 03/01/2048	110,000	82,803
3.65%, 06/01/2051	1,000,000	685,153
Southern California Gas Co.
4.30%, 01/15/2049	75,000	60,271
5.60%, 04/01/2054	52,000	50,445
Southwestern Public Service Co., 3.75%, 06/15/2049	360,000	264,034
Union Electric Co.
2.63%, 03/15/2051	1,000,000	597,013
3.90%, 04/01/2052	88,000	67,149
Virginia Electric and Power Co., 5.55%, 08/15/2054	40,000	38,807
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	2,000,000	2,025,196
Vistra Operations Co. LLC
5.63%, 02/15/2027(a)	375,000	373,605
5.00%, 07/31/2027(a)	100,000	98,455
Wisconsin Power and Light Co., 3.95%, 09/01/2032	79,000	74,084

The accompanying notes are an integral part of these financial statements.

29

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. CORPORATE BONDS — (continued)
UTILITIES — (continued)
Wisconsin Public Service Corp., 2.85%, 12/01/2051	$510,000	$319,264
Total Utilities		66,608,173
TOTAL U.S. CORPORATE BONDS (Cost $329,146,613)		317,964,818
U.S. GOVERNMENT AGENCIES — 18.2%
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.31%, 04/15/2042(a)(d)(f)	7,875,000	85,514
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 03/01/2041	74,333	71,588
Pool C04420, 3.00%, 01/01/2043	376,300	339,349
Pool C09044, 3.50%, 07/01/2043	108,567	101,324
Pool C91967, 3.00%, 12/01/2037	179,808	167,602
Pool G06784, 3.50%, 10/01/2041	47,038	43,903
Pool G07025, 5.00%, 02/01/2042	85,889	86,752
Pool G07028, 4.00%, 06/01/2042	132,225	127,287
Pool G08654, 3.50%, 07/01/2045	98,211	90,836
Pool G08658, 3.00%, 08/01/2045	166,600	148,334
Pool G08721, 3.00%, 09/01/2046	990,935	879,706
Pool G08741, 3.00%, 01/01/2047	574,337	508,756
Pool G08760, 3.00%, 04/01/2047	207,779	183,568
Pool G08768, 4.50%, 06/01/2047	167,492	163,258
Pool G08772, 4.50%, 07/01/2047	38,413	37,244
Pool G16015, 3.00%, 01/01/2032	98,419	95,464
Pool G16177, 2.00%, 01/01/2032	66,095	62,414
Pool G61713, 3.50%, 01/01/2045	152,017	141,874
Pool G67715, 4.50%, 08/01/2048	96,225	94,235
Pool Q12052, 3.50%, 10/01/2042	243,660	227,410
Pool Q49494, 4.50%, 07/01/2047	40,889	39,883

Investments	Principal Amount	Value
Pool Q52081, 3.50%, 11/01/2047	$121,448	$111,028
Pool QA7234, 3.00%, 02/01/2050	295,412	259,544
Pool QC0039, 2.50%, 03/01/2051	241,531	202,158
Pool QC9556, 2.50%, 10/01/2051	274,458	230,945
Pool QE0375, 4.00%, 04/01/2052	348,482	328,216
Pool QE5182, 4.50%, 06/01/2052	314,519	301,327
Pool QE5382, 4.50%, 07/01/2052	316,698	303,415
Pool RA7211, 4.00%, 04/01/2052	475,250	444,370
Pool RA9629, 5.50%, 08/01/2053	1,235,412	1,235,512
Pool SB8088, 1.50%, 02/01/2036	246,229	216,723
Pool SB8106, 1.50%, 06/01/2036	278,175	244,311
Pool SB8189, 4.00%, 11/01/2037	1,148,848	1,120,740
Pool SD1059, 3.50%, 06/01/2052	1,341,563	1,214,444
Pool SD1844, 3.00%, 06/01/2052	678,257	592,031
Pool SD1937, 3.00%, 03/01/2052	316,324	274,581
Pool SD7551, 3.00%, 01/01/2052	1,150,390	1,009,905
Pool SD8016, 3.00%, 10/01/2049	52,418	46,075
Pool SD8090, 2.00%, 09/01/2050	2,113,632	1,695,973
Pool SD8104, 1.50%, 11/01/2050	376,631	285,222
Pool SD8128, 2.00%, 02/01/2051	3,091,777	2,465,443
Pool SD8135, 2.50%, 03/01/2051	8,609,268	7,197,307
Pool SD8141, 2.50%, 04/01/2051	4,716,903	3,954,687
Pool SD8178, 2.50%, 11/01/2051	1,448,647	1,209,087
Pool SD8189, 2.50%, 01/01/2052	625,003	522,945
Pool SD8195, 3.00%, 02/01/2052	230,230	200,081
Pool SD8213, 3.00%, 05/01/2052	1,757,952	1,525,076
Pool SD8214, 3.50%, 05/01/2052	2,952,630	2,667,050
Pool SD8231, 4.50%, 07/01/2052	511,788	489,821

The accompanying notes are an integral part of these financial statements.

30

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Mortgage Corp. (continued)
Pool SD8233, 5.00%, 07/01/2052	$1,689,557	$1,661,656
Pool SD8244, 4.00%, 09/01/2052	953,156	889,495
Pool SD8246, 5.00%, 09/01/2052	2,511,049	2,468,934
Pool SD8265, 4.00%, 11/01/2052	6,170,933	5,758,389
Pool SD8286, 4.00%, 01/01/2053	5,140,899	4,797,216
Pool SD8300, 5.50%, 02/01/2053	774,800	775,481
Pool SD8329, 5.00%, 06/01/2053	1,465,256	1,439,155
Pool SD8349, 5.50%, 08/01/2053	3,908,454	3,907,864
Pool U90490, 4.00%, 06/01/2042	2,821	2,696
Pool U99175, 4.50%, 06/01/2047	18,856	18,439
Pool V83956, 4.50%, 02/01/2048	85,684	83,576
Pool ZK5708, 2.50%, 06/01/2028	23,019	22,451
Pool ZM2486, 3.50%, 01/01/2047	124,833	113,076
Pool ZT0536, 3.50%, 03/01/2048	510,981	468,160
Federal National Mortgage Association
0.63%, 04/22/2025	1,000,000	997,820
0.88%, 08/05/2030	1,265,000	1,073,267
0.00%, 03/17/2031(m)	260,000	201,111
Pool 310210, 4.00%, 05/01/2044	1,995,636	1,914,421
Pool AB2459, 4.00%, 03/01/2041	177,800	171,094
Pool AB6832, 3.50%, 11/01/2042	180,674	168,408
Pool AE0481, 5.00%, 09/01/2040	70,810	71,431
Pool AE1761, 4.00%, 09/01/2040	104,898	100,942
Pool AE3049, 4.50%, 09/01/2040	101,262	99,930
Pool AH3384, 3.50%, 01/01/2041	141,210	131,631
Pool AL0028, 5.00%, 02/01/2041	59,919	60,444
Pool AL0054, 4.50%, 02/01/2041	197,328	194,590
Pool AL7343, 5.50%, 02/01/2042	31,827	32,342
Pool AL8858, 4.00%, 07/01/2046	183,491	173,739

Investments	Principal Amount	Value
Pool AL9072, 5.00%, 07/01/2044	$146,684	$148,587
Pool AO7352, 3.50%, 08/01/2042	119,352	111,251
Pool AS0212, 3.50%, 08/01/2043	79,850	74,428
Pool AS4952, 3.00%, 05/01/2030	68,364	66,555
Pool AS6311, 3.50%, 12/01/2045	131,663	121,415
Pool AS7568, 4.50%, 07/01/2046	73,594	71,828
Pool AS7660, 2.50%, 08/01/2046	388,444	330,993
Pool AS7742, 3.50%, 08/01/2046	142,344	130,978
Pool AS7847, 3.00%, 09/01/2046	94,240	83,487
Pool AS7877, 2.50%, 09/01/2046	34,345	29,262
Pool AS8073, 2.50%, 10/01/2046	104,658	88,789
Pool AS8299, 3.00%, 11/01/2046	144,305	128,658
Pool AS8583, 3.50%, 01/01/2047	80,359	73,753
Pool AS8960, 4.00%, 03/01/2047	98,404	92,548
Pool AT2725, 3.00%, 05/01/2043	284,257	255,659
Pool AX7677, 3.50%, 01/01/2045	8,499	7,906
Pool BA3907, 3.50%, 12/01/2045	185,902	171,894
Pool BC0769, 4.00%, 12/01/2045	216,533	205,049
Pool BC9096, 3.50%, 12/01/2046	70,669	64,940
Pool BM1278, 3.00%, 05/01/2032	243,955	235,441
Pool BM3148, 4.50%, 11/01/2047	32,332	31,496
Pool BM3881, 4.50%, 05/01/2048	68,737	66,960
Pool BM3904, 5.00%, 05/01/2048	35,427	35,432
Pool BM4012, 4.50%, 05/01/2048	46,225	45,030
Pool BM4716, 3.50%, 12/01/2030	18,453	18,160
Pool BM5261, 4.00%, 01/01/2048	163,655	154,405
Pool BM5654, 3.50%, 06/01/2048	122,541	112,178
Pool BM5839, 3.50%, 11/01/2047	4,017	3,741

The accompanying notes are an integral part of these financial statements.

31

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool BM6038, 4.00%, 01/01/2045	$8,301	$7,923
Pool BP2403, 3.50%, 04/01/2050	1,026,937	934,854
Pool BP6496, 2.00%, 07/01/2035	1,847,931	1,681,920
Pool BP6618, 2.50%, 08/01/2050	521,888	438,743
Pool BT0267, 3.00%, 09/01/2051	267,720	235,429
Pool BU8763, 3.00%, 04/01/2052	430,904	374,384
Pool BV2540, 4.50%, 06/01/2052	146,971	140,837
Pool BW3382, 4.50%, 07/01/2052	134,371	128,727
Pool CA0549, 4.00%, 10/01/2047	53,991	50,920
Pool CA1020, 4.50%, 01/01/2048	95,963	93,482
Pool CA1210, 4.50%, 02/01/2048	15,478	15,078
Pool CA5083, 3.50%, 01/01/2035	78,614	76,162
Pool CA6414, 3.00%, 07/01/2050	3,300,009	2,913,566
Pool CB1301, 2.50%, 08/01/2051	258,212	217,276
Pool CB2095, 3.00%, 11/01/2051	4,019,707	3,485,660
Pool CB2243, 2.50%, 11/01/2036	496,615	462,188
Pool CB2795, 3.00%, 02/01/2052	390,754	340,555
Pool CB3599, 3.50%, 05/01/2052	271,861	245,785
Pool CB3715, 3.50%, 06/01/2037	710,804	685,515
Pool CB3905, 3.50%, 06/01/2052	461,458	416,874
Pool FM1001, 3.50%, 11/01/2048	163,972	149,798
Pool FM1361, 3.50%, 12/01/2046	78,529	73,194
Pool FM2309, 3.50%, 03/01/2049	143,227	130,872
Pool FM3664, 4.00%, 03/01/2049	1,012,175	953,509
Pool FM4216, 3.50%, 06/01/2049	59,156	54,025
Pool FM4962, 3.00%, 02/01/2047	863,032	776,357
Pool FM6272, 2.50%, 02/01/2051	179,223	151,487

Investments	Principal Amount	Value
Pool FM6687, 2.50%, 04/01/2051	$296,115	$249,579
Pool FM8325, 2.50%, 07/01/2035	629,215	599,377
Pool FS0759, 3.50%, 02/01/2052	760,915	693,658
Pool FS1228, 3.00%, 03/01/2052	399,229	349,153
Pool FS1533, 3.00%, 04/01/2052	274,748	240,549
Pool FS1535, 3.00%, 04/01/2052	91,693	80,192
Pool FS5179, 5.00%, 06/01/2053	444,692	439,847
Pool FS5848, 2.50%, 12/01/2051	1,223,566	1,028,080
Pool FS8254, 2.00%, 08/01/2042	5,174,395	4,417,897
Pool MA1178, 4.00%, 09/01/2042	20,354	19,426
Pool MA1221, 4.50%, 09/01/2042	1,762	1,721
Pool MA1439, 2.50%, 05/01/2043	179,068	155,027
Pool MA1711, 4.50%, 12/01/2043	10,203	9,914
Pool MA2806, 3.00%, 11/01/2046	173,238	153,393
Pool MA2863, 3.00%, 01/01/2047	173,589	153,636
Pool MA2959, 3.50%, 04/01/2047	238,671	218,465
Pool MA3076, 2.50%, 07/01/2032	169,389	161,370
Pool MA3114, 2.50%, 08/01/2032	187,523	179,045
Pool MA3120, 3.50%, 09/01/2047	108,655	99,441
Pool MA3121, 4.00%, 09/01/2047	125,769	118,707
Pool MA3124, 2.50%, 09/01/2032	179,067	170,892
Pool MA3182, 3.50%, 11/01/2047	33,641	30,733
Pool MA3211, 4.00%, 12/01/2047	78,367	74,080
Pool MA3307, 4.50%, 03/01/2048	55,741	54,300
Pool MA3333, 4.00%, 04/01/2048	57,282	53,986
Pool MA3383, 3.50%, 06/01/2048	120,166	109,709
Pool MA3871, 3.00%, 12/01/2049	279,724	244,931
Pool MA3937, 3.00%, 02/01/2050	700,690	615,687

The accompanying notes are an integral part of these financial statements.

32

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool MA4017, 3.00%, 05/01/2040	$170,727	$157,352
Pool MA4027, 3.50%, 05/01/2040	57,961	54,624
Pool MA4119, 2.00%, 09/01/2050	2,666,717	2,134,836
Pool MA4156, 2.50%, 10/01/2035	1,155,225	1,072,238
Pool MA4157, 1.50%, 10/01/2050	347,879	263,437
Pool MA4159, 2.50%, 10/01/2050	268,386	224,298
Pool MA4182, 2.00%, 11/01/2050	341,777	273,817
Pool MA4204, 2.00%, 12/01/2040	417,662	357,144
Pool MA4209, 1.50%, 12/01/2050	1,595,141	1,207,946
Pool MA4236, 1.50%, 01/01/2051	455,140	344,287
Pool MA4237, 2.00%, 01/01/2051	352,555	282,725
Pool MA4255, 2.00%, 02/01/2051	385,582	308,853
Pool MA4268, 2.00%, 02/01/2041	348,324	297,660
Pool MA4302, 1.50%, 04/01/2036	471,228	414,757
Pool MA4306, 2.50%, 04/01/2051	1,349,732	1,130,810
Pool MA4325, 2.00%, 05/01/2051	5,611,274	4,485,815
Pool MA4328, 1.50%, 05/01/2036	247,643	217,965
Pool MA4329, 2.00%, 05/01/2036	389,713	352,781
Pool MA4333, 2.00%, 05/01/2041	706,936	603,891
Pool MA4355, 2.00%, 06/01/2051	3,973,896	3,179,365
Pool MA4359, 1.50%, 06/01/2036	544,833	479,530
Pool MA4377, 1.50%, 07/01/2051	545,119	412,131
Pool MA4378, 2.00%, 07/01/2051	579,880	463,411
Pool MA4382, 1.50%, 07/01/2036	946,848	832,794
Pool MA4473, 1.50%, 11/01/2041	4,662,382	3,882,228
Pool MA4497, 2.00%, 12/01/2036	368,351	333,866
Pool MA4512, 2.50%, 01/01/2052	493,815	412,025

Investments	Principal Amount	Value
Pool MA4548, 2.50%, 02/01/2052	$1,553,218	$1,294,877
Pool MA4565, 3.50%, 03/01/2052	1,245,062	1,126,951
Pool MA4579, 3.00%, 04/01/2052	689,361	598,041
Pool MA4580, 3.50%, 04/01/2052	588,028	531,183
Pool MA4600, 3.50%, 05/01/2052	473,569	427,789
Pool MA4624, 3.00%, 06/01/2052	410,011	355,538
Pool MA4626, 4.00%, 06/01/2052	5,527,817	5,160,017
Pool MA4644, 4.00%, 05/01/2052	1,354,713	1,264,579
Pool MA4655, 4.00%, 07/01/2052	1,057,123	986,784
Pool MA4656, 4.50%, 07/01/2052	2,478,043	2,374,382
Pool MA4684, 4.50%, 06/01/2052	3,413,054	3,270,281
Pool MA4700, 4.00%, 08/01/2052	3,641,830	3,399,512
Pool MA4701, 4.50%, 08/01/2052	3,760,839	3,603,515
Pool MA4709, 5.00%, 07/01/2052	685,262	674,122
Pool MA4732, 4.00%, 09/01/2052	7,082,876	6,609,813
Pool MA4733, 4.50%, 09/01/2052	10,071,201	9,650,253
Pool MA4737, 5.00%, 08/01/2052	1,018,549	1,001,728
Pool MA4761, 5.00%, 09/01/2052	168,878	166,090
Pool MA4783, 4.00%, 10/01/2052	6,799,407	6,344,848
Pool MA4784, 4.50%, 10/01/2052	618,440	592,613
Pool MA4785, 5.00%, 10/01/2052	4,366,186	4,291,831
Pool MA4804, 4.00%, 11/01/2052	653,434	609,750
Pool MA4805, 4.50%, 11/01/2052	5,981,180	5,731,827
Pool MA4807, 5.50%, 11/01/2052	2,652,097	2,664,256
Pool MA4842, 5.50%, 12/01/2052	1,934,318	1,936,763
Pool MA4918, 5.00%, 02/01/2053	1,683,693	1,654,135
Pool MA4919, 5.50%, 02/01/2053	856,017	856,769
Pool MA4942, 6.00%, 03/01/2053	580,863	590,160

The accompanying notes are an integral part of these financial statements.

33

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association (continued)
Pool MA4978, 5.00%, 04/01/2053	$2,894,726	$2,843,758
Pool MA5011, 6.00%, 05/01/2053	1,594,816	1,621,639
Pool MA5026, .50%, 04/01/2053	4,546,047	4,103,036
Pool MA5039, 5.50%, 06/01/2053	2,321,826	2,322,372
Pool MA5106, 5.00%, 08/01/2053	1,579,405	1,551,270
Pool MA5138, 5.50%, 09/01/2053	2,385,143	2,385,218
Pool MA5139, 6.00%, 09/01/2053	4,291,635	4,359,701
Pool MA5165, 5.50%, 10/01/2053	8,006,268	8,001,653
Pool MA5190, 5.50%, 11/01/2053	6,541,417	6,534,533
Pool MA5247, 6.00%, 01/01/2054	276,112	280,502
Pool MA5353, 5.50%, 05/01/2054	2,082,727	2,080,534
Ginnie Mae I Pool, Pool BU5340, 3.00%, 04/15/2050	163,199	144,914
Ginnie Mae II Pool
Pool 4540, 4.50%, 09/20/2039	61,719	60,817
Pool 4853, 4.00%, 11/20/2040	59,641	57,260
Pool 5115, 4.50%, 07/20/2041	35,512	34,920
Pool 5304, 3.50%, 02/20/2042	122,574	114,971
Pool 785163, 3.50%, 10/20/2050	51,046	47,044
Pool 786483, 3.50%, 11/20/2052	3,117,335	2,815,791
Pool BX3679, 3.00%, 08/20/2050	227,326	201,155
Pool BX3680, 3.00%, 08/20/2050	293,304	259,174
Pool BX3681, 3.00%, 08/20/2050	198,168	174,987
Pool BY0325, 2.50%, 10/20/2050	1,179,668	996,415
Pool BY0330, 3.00%, 10/20/2050	88,856	78,735
Pool BY0331, 3.00%, 10/20/2050	230,676	204,368
Pool BY0338, 3.50%, 08/20/2050	119,895	111,234
Pool BY0339, 3.50%, 08/20/2050	142,579	131,864

Investments	Principal Amount	Value
Pool BY0340, 3.50%, 08/20/2050	$124,746	$115,272
Pool MA0220, 3.50%, 07/20/2042	177,757	166,126
Pool MA0534, 3.50%, 11/20/2042	80,995	75,545
Pool MA0624, 3.00%, 12/20/2042	149,811	135,840
Pool MA2964, 5.00%, 07/20/2045	84,990	85,829
Pool MA3034, 3.50%, 08/20/2045	31,516	29,261
Pool MA3105, 3.50%, 09/20/2045	31,386	29,132
Pool MA3309, 3.00%, 12/20/2045	46,423	41,760
Pool MA3455, 4.00%, 02/20/2046	125,504	119,792
Pool MA3522, 4.00%, 03/20/2046	47,278	45,155
Pool MA3597, 3.50%, 04/20/2046	45,217	41,887
Pool MA3936, 3.00%, 09/20/2046	67,220	60,378
Pool MA4003, 3.00%, 10/20/2046	140,321	126,003
Pool MA4125, 2.50%, 12/20/2046	66,095	57,405
Pool MA4127, 3.50%, 12/20/2046	255,858	236,414
Pool MA4261, 3.00%, 02/20/2047	164,385	147,526
Pool MA4264, 4.50%, 02/20/2047	22,037	21,506
Pool MA4381, 3.00%, 04/20/2047	111,444	99,985
Pool MA4452, 4.00%, 05/20/2047	68,282	64,374
Pool MA4653, 4.00%, 08/20/2047	35,410	33,425
Pool MA4654, 4.50%, 08/20/2047	33,510	32,661
Pool MA4720, 4.00%, 09/20/2047	533,548	505,199
Pool MA4837, 3.50%, 11/20/2047	84,735	78,337
Pool MA4899, 3.00%, 12/20/2047	49,510	44,368
Pool MA4961, 3.00%, 01/20/2048	103,041	92,346
Pool MA4962, 3.50%, 01/20/2048	86,749	80,185
Pool MA4964, 4.50%, 01/20/2048	103,214	100,521
Pool MA5079, 4.50%, 03/20/2048	20,826	20,289

The accompanying notes are an integral part of these financial statements.

34

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — (continued)
Ginnie Mae II Pool (continued)
Pool MA5331, 4.50%, 07/20/2048	$41,812	$40,667
Pool MA5594, 3.50%, 11/20/2048	346,386	319,684
Pool MA5876, 4.00%, 04/20/2049	1,790,623	1,690,312
Pool MA5987, 4.50%, 06/20/2049	115,153	111,816
Pool MA6090, 3.50%, 08/20/2049	1,060,623	976,443
Pool MA6153, 3.00%, 09/20/2049	79,689	71,079
Pool MA6338, 3.00%, 12/20/2049	160,773	143,028
Pool MA6409, 3.00%, 01/20/2050	372,499	331,607
Pool MA6411, 4.00%, 01/20/2050	202,215	190,587
Pool MA6476, 4.00%, 02/20/2050	295,659	278,548
Pool MA6768, 4.00%, 07/20/2050	445,765	419,955
Pool MA6931, 2.50%, 10/20/2050	3,353,227	2,864,648
Pool MA7135, 2.00%, 01/20/2051	549,919	449,967
Pool MA7194, 3.00%, 02/20/2051	214,157	190,098
Pool MA7254, 2.00%, 03/20/2051	321,727	263,335
Pool MA7367, 2.50%, 05/20/2051	3,870,130	3,302,634
Pool MA7419, 3.00%, 06/20/2051	346,474	307,047
Pool MA7471, 2.00%, 07/20/2051	393,864	322,276
Pool MA7533, 2.00%, 08/20/2051	435,176	356,079
Pool MA7534, 2.50%, 08/20/2051	287,097	244,996
Pool MA7648, 2.00%, 10/20/2051	924,082	756,123
Pool MA7766, 2.00%, 12/20/2051	949,292	776,751
Pool MA7768, 3.00%, 12/20/2051	1,461,142	1,294,872
Pool MA7828, 3.00%, 01/20/2052	399,368	353,922
Pool MA7829, 3.50%, 01/20/2052	786,023	721,653
Pool MA7871, 2.50%, 02/20/2052	249,377	207,330
Pool MA7883, 3.50%, 02/20/2052	2,095,893	1,924,144

Investments	Principal Amount	Value
Pool MA7989, 3.50%, 04/20/2052	$1,970,034	$1,808,185
Pool MA8149, 3.50%, 07/20/2052	2,392,762	2,193,956
Pool MA8201, 4.50%, 08/20/2052	1,031,792	991,247
Pool MA8267, 4.00%, 09/20/2052	6,290,566	5,897,647
Pool MA8347, 4.50%, 10/20/2052	516,011	495,521
Pool MA8428, 5.00%, 11/20/2052	560,391	552,090
Pool MA8487, 3.50%, 12/20/2052	3,351,011	3,072,588
Pool MA8489, 4.50%, 12/20/2052	1,444,429	1,392,750
Pool MA8646, 4.50%, 02/20/2053	1,709,452	1,646,875
Pool MA8647, 5.00%, 02/20/2053	1,440,990	1,419,478
Pool MA8725, 5.00%, 03/20/2053	286,200	281,913
Pool MA9101, 3.00%, 08/20/2053	2,945,462	2,610,284
International Finance Corp., 4.38%, 01/15/2027	1,000,000	1,006,172
Tennessee Valley Authority
1.50%, 09/15/2031	105,000	88,971
0.00%, 07/15/2034(m)	45,000	28,994
5.25%, 02/01/2055	660,000	654,886
U.S. Department of Housing and Urban Development, 2.87%, 08/01/2027	1,000,000	971,292
U.S. International Development Finance Corporation
1.65%, 04/15/2028	1,000,000	939,944
1.05%, 10/15/2029	609,861	564,998
TOTAL U.S. GOVERNMENT AGENCIES (Cost $281,014,773)		272,441,585
ASSET-BACKED SECURITIES — 14.5%
ABPCI Direct Lending Fund ABS Ltd., Series 2020-1A, Class A, 3.20%, 12/29/2030(a)	1,200,244	1,177,646
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.97%, 07/15/2053(a)	500,000	514,429
Affirm, Inc.
Series 2024-A, Class 1A, 5.61%, 02/15/2029(a)	1,600,000	1,608,966
Series 2024-X2, Class A, 5.22%, 12/17/2029(a)	867,024	866,674

The accompanying notes are an integral part of these financial statements.

35

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Air Canada
Series 2013-1, 4.13%, 05/15/2025(a)	$1,188,406	$1,186,347
Series 2015-1, 3.60%, 03/15/2027(a)	550,127	537,569
Series 2020-2, Class A, 5.25%, 04/01/2029(a)	1,044,636	1,048,965
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/2047(a)	1,000,000	1,004,621
Series 2023-1A, Class A2, 6.00%, 08/17/2048(a)	1,180,000	1,191,134
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class C, 1.41%, 08/18/2027	300,000	292,005
Series 2023-2, Class C, 6.00%, 07/18/2029	500,000	515,684
Angel Oak Mortgage Trust LLC, Series 2021-8, Class A3, 2.84%, 11/25/2066(a)(d)	100,000	71,612
Apidos CLO, Series 2018-18A, Class A1R2, 5.70% (3 mo. Term SOFR + 1.33%), 01/22/2038(a)	2,500,000	2,500,237
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 0.00% (3 mo. Term SOFR + 1.18%), 03/31/2038(a)	2,500,000	2,494,467
Atlas Senior Loan Fund Ltd.
Series 2016-7A, Class A2R, 6.13% (3 mo. Term SOFR + 1.81%), 11/27/2031(a)	1,500,000	1,500,603
Series 2018-10A, Class B, 6.06% (3 mo. Term SOFR + 1.76%), 01/15/2031(a)	2,250,000	2,253,735
Series 2018-11A, Class A1L, 5.66% (3 mo. Term SOFR + 1.36%), 07/26/2031(a)	412,492	412,612
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064(a)(c)	570,483	548,524
Avis Budget Car Rental LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027(a)	800,000	770,194
Series 2021-2A, Class A, 1.66%, 02/20/2028(a)	900,000	856,769
Series 2022-1A, Class A, 3.83%, 08/21/2028(a)	1,000,000	983,634
Series 2023-1A, Class A, 5.25%, 04/20/2029(a)	1,400,000	1,422,700

Investments	Principal Amount	Value
Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	$400,000	$402,852
Series 2023-3A, Class A, 5.44%, 02/22/2028(a)	600,000	607,639
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	2,000,000	2,044,659
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	500,000	510,311
Bain Capital Credit CLO, Series 2019-1A, Class AR2, 5.52% (3 mo. Term SOFR + 1.23%), 04/19/2034(a)	3,250,000	3,245,092
Bankers Healthcare Group, Inc.
Series 2022-C, Class B, 5.93%, 10/17/2035(a)	1,418,191	1,420,297
Series 2023-B, Class B, 7.45%, 12/17/2036(a)	540,000	555,902
Barrow Hanley Ltd.
Series 2023-1A, Class A1R, 5.64% (3 mo. Term SOFR + 1.34%), 01/20/2038(a)	2,450,000	2,449,924
Series 2024-3A, Class A1, 5.91% (3 mo. Term SOFR + 1.62%), 04/20/2037(a)	3,000,000	3,004,818
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 05/20/2053(a)	1,300,000	1,307,107
BlueMountain CLO Ltd., Series 2021-31A, Class A1, 5.70% (3 mo. Term SOFR + 1.41%), 04/19/2034(a)	3,000,000	2,999,892
Bread Financial Holdings, Inc., Series 2024-B, Class A, 4.62%, 05/15/2031	1,630,000	1,637,982
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 06/15/2037(a)	486,163	476,620
Series 2024-1A, Class B, 6.92%, 05/15/2039(a)	1,226,045	1,256,525
Capital Automotive LLC, Series 2024-3A, Class A1, 4.40%, 10/15/2054(a)	1,215,200	1,166,798
Carlyle Global Market Strategies, Series 2021-5A, Class A1, 5.67% (3 mo. Term SOFR + 1.38%), 07/20/2034(a)	1,500,000	1,500,090
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	200,000	199,072
Series 2021-3, Class C, 1.25%, 05/17/2027	190,000	186,485

The accompanying notes are an integral part of these financial statements.

36

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
CarMax Auto Owner Trust (continued)
Series 2021-4, Class C, 1.38%, 07/15/2027	$200,000	$195,022
Series 2022-1, Class C, 2.20%, 11/15/2027	300,000	292,497
Series 2022-1, Class D, 2.47%, 07/17/2028	100,000	97,570
CBAM Ltd., Series 2020-12A, Class AR, 5.73% (3 mo. Term SOFR + 1.44%), 07/20/2034(a)	1,750,000	1,749,937
CCG Receivables Trust, Series 2025-1A, Class A2, 5.50%, 03/26/2055(a)	1,050,000	1,026,527
CFG Investments Ltd., Series 2025-1, Class A, 6.47%, 03/25/2036(a)	1,500,000	1,504,660
CIFC Funding Ltd., Series 2018-2A, Class A1R, 5.66% (3 mo. Term SOFR + 1.37%), 10/20/2037(a)	3,250,000	3,251,576
Citibank NA, Series 2018-A7, Class A7, 3.96%, 10/13/2030	600,000	592,859
Cogent Communications Holdings, Inc., Series 2024-1A, Class A2, 7.92%, 05/25/2054(a)	2,200,000	2,293,678
Credit Acceptance Corp.
Series 2023-5A, Class C, 7.30%, 04/17/2034(a)	1,000,000	1,040,932
Series 2024-3A, Class B, 4.85%, 11/15/2034(a)	520,000	518,384
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 09/25/2057(a)(d)	99,490	95,223
Crown Point CLO Ltd., Series 2021-11A, Class A1R, 5.52% (3 mo. Term SOFR + 1.26%), 02/28/2038(a)	3,000,000	2,993,439
Cyrusone Holdco LLC, Series 2025-1A, Class A2, 5.91%, 02/20/2050(a)	880,000	895,998
Delta Air Lines, Inc., Series 2015-1, 3.88%, 07/30/2027	326,832	316,285
DigitalBridge Group, Inc., Series 2021-1A, Class A2, 3.93%, 09/25/2051(a)	1,020,000	979,397
EFMT 2024-CES1, Series 2024-CES1, Class A1, 5.52%, 01/26/2060(a)(c)	874,441	877,761

Investments	Principal Amount	Value
EnFin Residential Solar Receivables Trust, Series 2024-2A, Class A, 5.98%, 09/20/2055(a)	$974,542	$946,771
ExteNet LLC, Series 2024-1A, Class A2, 5.34%, 07/25/2054(a)	750,000	753,767
FedEx Corp., 1.88%, 02/20/2034	51,637	43,671
Flexential Issuer LLC, Series 2021-1A, Class A2, 3.25%, 11/27/2051(a)	1,700,000	1,622,210
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033(a)	3,000,000	2,904,921
Series 2021-1, Class B, 1.61%, 10/17/2033(a)	120,000	116,080
Series 2021-2, Class B, 1.91%, 05/15/2034(a)	100,000	95,774
Series 2022-B, Class A4, 3.93%, 08/15/2027	1,500,000	1,493,867
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(c)	2,300,000	2,327,877
Ford Credit Floorplan LLC
Series 2020-2, Class A, 1.06%, 09/15/2027	600,000	590,202
Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	1,700,000	1,695,969
Ford Motor Co., Series 2024-1, Class A1, 5.29%, 04/15/2029(a)	2,100,000	2,134,205
Frontier Communications Parent, Inc., Series 2024-1, Class A2, 6.19%, 06/20/2054(a)	590,000	608,801
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	1,000,000	1,005,008
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027	244,351	240,861
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/2040(a)	579,647	546,359
Series 2020-2A, Class A, 2.26%, 11/19/2040(a)	152,524	143,628
Series 2020-2A, Class B, 3.32%, 11/19/2040(a)	127,099	120,973
GM Financial Consumer Automobile Receivables Trust Series 2023-4, Class B, 6.16%, 04/16/2029	500,000	513,977
Series 2023-4, Class C, 6.41%, 05/16/2029	300,000	308,532
GM Financial Revolving Receivables Trust Series 2021-1, Class B, 1.49%, 06/12/2034(a)	100,000	95,602

The accompanying notes are an integral part of these financial statements.

37

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
GM Financial Revolving Receivables Trust (continued)
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	$500,000	$519,807
Series 2024-2, Class A, 4.52%, 03/11/2037(a)	1,700,000	1,699,080
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 01/22/2029(a)	248,112	245,857
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048(a)	267,378	208,159
Series 2021-5CS, Class A, 2.31%, 10/20/2048(a)	1,041,650	831,909
Series 2022-1GS, Class A, 2.70%, 01/20/2049(a)	745,804	620,986
Series 2022-3CS, Class A, 4.95%, 07/20/2049(a)	819,520	746,279
GreenSky Home Improvement Trust 2024-1, Series 2024-1, Class A2, 5.88%, 06/25/2059(a)	619,705	624,883
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 09/20/2041(a)	210,044	195,653
Series 2016-3A, Class A1, 3.08%, 09/20/2042(a)	95,429	85,627
Series 2020-1A, Class A, 2.59%, 09/20/2057(a)	377,695	317,059
Hertz Corp., Series 2021-2A, Class A, 1.68%, 12/27/2027(a)	400,000	381,981
Hertz Global Holdings, Inc.
Series 2022-2A, Class A, 2.33%, 06/26/2028(a)	1,100,000	1,049,068
Series 2025-2A, Class A, 5.13%, 09/25/2031(a)	810,000	814,033
Hertz Vehicle Financing LLC, Series 2023-2A, Class C, 7.13%, 09/25/2029(a)	900,000	926,929
Home Equity Asset Trust, Series 2003-1, Class M1, 5.93% (1 mo. Term SOFR + 1.61%), 06/25/2033	1,475	1,447
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041(a)	339,638	310,365
Hotwire Funding LLC, Series 2024-1A, Class B, 6.67%, 06/20/2054(a)	1,500,000	1,531,924
ICG US CLO Ltd., Series 2015-2RA, Class BR, 6.05% (3 mo. Term SOFR + 1.75%), 01/16/2033(a)	1,000,000	992,143

Investments	Principal Amount	Value
Imperial Fund Mortgage Trust, Series 2022-NQM6, Class M1, 7.10%, 10/25/2067(a)(d)	$150,000	$149,802
Jamestown CLO Ltd., Series 2019-14A, Class A1RR, 5.36% (3 mo. Term SOFR + 1.04%), 10/20/2034(a)	3,000,000	2,975,379
JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.54% (30 day avg SOFR US + 1.20%), 02/25/2055(a)	808,155	808,151
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048(a)	6,060	6,017
Lendmark Funding Trust, Series 2024-1A, Class A, 5.53%, 06/21/2032(a)	2,000,000	2,027,578
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 07/25/2048(a)	913,817	864,555
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 01/20/2048(a)	550,388	445,755
Series 2021-2GS, Class A, 2.22%, 03/20/2048(a)	312,423	245,077
Madison Park Funding Ltd.
Series 2018-29A, Class A1R2, 5.50% (3 mo. Term SOFR + 1.18%), 03/25/2038(a)	3,830,000	3,829,395
Series 2019-37A, Class AR2, 5.83% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)	3,000,000	3,004,812
Marble Point CLO, Series 2020-2A, Class A1R2, 5.49% (3 mo. Term SOFR + 1.21%), 03/15/2038(a)	2,500,000	2,481,587
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/2036(a)	1,710,000	1,639,412
Series 2024-AA, Class A, 5.13%, 09/22/2036(a)	320,000	323,882
MCA Fund Holding LLC, Series 2020-1, Class A, 3.25%, 11/15/2035(a)	170,953	168,781
MFRA Trust
Series 2020-NQM1, Class B1, 4.98%, 08/25/2049(a)(d)	2,500,000	2,432,520

The accompanying notes are an integral part of these financial statements.

38

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
MFRA Trust (continued)
Series 2021-RPL1, Class A1, 1.13%, 07/25/2060(a)(d)	$376,936	$340,825
MidOcean Credit CLO, Series 2018-9A, Class A1, 5.70% (3 mo. Term SOFR + 1.41%), 07/20/2031(a)	106,236	106,250
MMAF Equipment Finance LLC
Series 2019-A, Class A5, 3.08%, 11/12/2041(a)	79,276	78,950
Series 2019-B, Class A5, 2.29%, 11/12/2041(a)	300,000	293,880
Series 2025-A, Class A3, 4.82%, 08/13/2032(a)	2,000,000	2,019,474
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 04/22/2031(a)	1,494,782	1,470,714
Mosaic Solar Loans LLC
Series 2020-1A, Class A, 2.10%, 04/20/2046(a)	361,570	319,279
Series 2020-2A, Class A, 1.44%, 08/20/2046(a)	411,066	346,493
Series 2021-1A, Class B, 2.05%, 12/20/2046(a)	481,182	381,736
Series 2021-3A, Class A, 1.44%, 06/20/2052(a)	1,030,888	834,744
Series 2021-3A, Class C, 1.77%, 06/20/2052(a)	347,980	242,337
Series 2022-3A, Class A, 6.10%, 06/20/2053(a)	749,460	749,623
Series 2025-1A, Class A, 6.12%, 08/22/2050(a)	655,995	661,202
Mountain View Funding CLO, Series 2015-9A, Class A1R, 5.68% (3 mo. Term SOFR + 1.38%), 07/15/2031(a)	363,585	363,858
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 08/15/2034(a)	485,857	459,399
Nassau Global Credit Ltd., Series 2024-1A, Class A1, 5.89% (3 mo. Term SOFR + 1.60%), 07/20/2037(a)	3,000,000	3,002,133
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068(a)	50,873	49,915
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	92,762	87,689
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	71,441	67,380
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	2,245,427	2,040,727
Series 2021-EA, Class A, 0.97%, 12/16/2069(a)	2,173,117	1,927,034

Investments	Principal Amount	Value
NFAS2 LLC, Series 2022-1, Class A, 6.86%, 09/15/2028(a)	$830,000	$830,036
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 06/15/2029(a)	1,340,000	1,365,064
Ocean Trails CLO, Series 2014-5A, Class ARR, 5.83% (3 mo. Term SOFR + 1.54%), 10/13/2031(a)	672,969	673,346
On Deck Capital, Inc.
Series 2024-2A, Class A, 4.98%, 10/17/2031(a)	1,090,000	1,083,823
Series 2025-1A, Class C, 6.64%, 04/19/2032(a)	980,000	982,134
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class A, 3.63%, 09/14/2027(a)	248,915	247,970
Series 2021-1A, Class B, 1.26%, 07/14/2028(a)	600,000	585,096
Series 2021-1A, Class C, 1.42%, 07/14/2028(a)	500,000	487,504
Series 2025-1A, Class A, 5.36%, 04/16/2035(a)	1,800,000	1,834,545
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 09/14/2035(a)	600,000	580,613
Series 2021-1A, Class A2, 5.11% (30 day avg SOFR US + 0.76%), 06/16/2036(a)	600,000	599,589
Series 2023-2A, Class A1, 5.84%, 09/15/2036(a)	1,200,000	1,224,551
Series 2023-2A, Class B, 6.17%, 09/15/2036(a)	1,070,000	1,108,015
Oportun Financial Corp., Series 2021-B, Class C, 3.65%, 05/08/2031(a)	617,937	609,296
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)	2,663,728	2,674,144
OZLM Funding Ltd., Series 2012-2A, Class A2RA, 6.09% (3 mo. Term SOFR + 1.80%), 07/30/2031(a)	840,000	835,985
OZLM Ltd., Series 2014-6A, Class B1T, 6.30% (3 mo. Term SOFR + 2.00%), 04/17/2031(a)	1,750,000	1,752,628

The accompanying notes are an integral part of these financial statements.

39

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 4.98% (30 day avg SOFR US + 0.64%), 05/25/2070(a)	$214,963	$212,160
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036(a)	373,584	377,254
Rad CLO, Series 2024-23A, Class A1, 5.89% (3 mo. Term SOFR + 1.60%), 04/20/2037(a)	2,500,000	2,505,405
RCKT Mortgage Trust
Series 2024-CES3, Class A1A, 6.59%, 05/25/2044(a)(d)	907,991	919,829
Series 2025-CES1, Class A1A, 5.65%, 01/25/2045(a)(c)	587,120	589,581
RCKT Mortgage Trust 2024-CES4, Series 2024-CES5, Class A1A, 5.85%, 08/25/2044(a)(c)	222,227	222,967
ReadyCap Commercial LLC, Series 2019-2, Class A, 7.00% (Prime Rate + (0.50%)), 12/27/2044(a)	57,893	57,779
Regatta Funding Ltd.
Series 2016-1A, Class A1R2, 5.72% (3 mo. Term SOFR + 1.41%), 06/20/2034(a)	1,500,000	1,500,433
Series 2024-2A, Class A1, 5.85% (3 mo. Term SOFR + 1.55%), 04/25/2037(a)	3,000,000	3,004,896
Regional Management Issuance Trust, Series 2021-1, Class A, 1.68%, 03/17/2031(a)	277,793	275,741
Renew, Series 2018-1, Class A, 3.95%, 09/20/2053(a)	131,810	121,833
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/2056(a)	549,967	445,102
Republic Finance Issuance Trust, Series 2024-B, Class B, 5.86%, 11/20/2037(a)	1,380,000	1,396,951
ROMARK CLO LLC, Series 2018-1A, Class A1, 5.58% (3 mo. Term SOFR + 1.29%), 04/20/2031(a)	926,895	927,002

Investments	Principal Amount	Value
Sabey Data Center Issuer LLC
Series 2020-1, Class A2, 3.81%, 04/20/2045(a)	$201,818	$201,511
Series 2022-1, Class A2, 5.00%, 06/20/2047(a)	600,000	591,868
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/2031	600,000	616,010
Series 2023-5, Class C, 6.43%, 02/18/2031	900,000	938,322
Series 2023-6, Class B, 5.98%, 04/16/2029	300,000	307,171
Series 2023-6, Class C, 6.40%, 03/17/2031	100,000	103,956
Series 2024-2, Class C, 5.84%, 06/17/2030	500,000	510,505
Series 2024-3, Class C, 5.64%, 08/15/2030	1,500,000	1,529,939
Series 2024-4, Class C, 4.95%, 04/15/2030	800,000	804,925
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 05/15/2030	200,000	200,986
Santander Drive Auto Receivables LLC, Series 2021-2, Class D, 1.35%, 07/15/2027	127,150	126,332
SBA Depositor LLC
1.63%, 11/15/2026(a)	1,250,000	1,187,048
Series 2022-1, 6.60%, 01/15/2028(a)	1,000,000	1,025,092
SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.11%, 11/21/2033(a)	1,560,000	1,570,851
Sculptor Alternative Solutions LLC, Series B, 6.00%, 05/15/2029(a)	1,720,000	1,527,360
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 01/22/2030(a)	100,000	102,636
Series 2023-1A, Class C, 5.97%, 02/20/2031(a)	100,000	102,385
SMB Private Education Loan Trust, Series 2017-A, Class B, 3.50%, 06/17/2041(a)	2,000,000	1,961,558
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 06/15/2048(a)	31,445	31,072
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	79,633	76,499

The accompanying notes are an integral part of these financial statements.

40

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
SoFi Professional Loan Program LLC (continued)
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	$145,011	$139,156
Series 2020-C, Class AFX, 1.95%, 02/15/2046(a)	80,817	75,384
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	1,270,000	1,289,799
Starwood Property Mortgage Trust
Series 2019-FL1, Class B, 6.03% (1 mo. Term SOFR + 1.71%), 07/15/2038(a)	470,000	469,880
Series 2019-FL1, Class C, 6.38% (1 mo. Term SOFR + 2.06%), 07/15/2038(a)	280,000	277,755
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 5.33% (1 mo. Term SOFR + 1.01%), 09/25/2034	7,651	7,309
Summit Issuer LLC
Series 2020-1A, Class A2, 2.29%, 12/20/2050(a)	1,620,000	1,587,396
Series 2023-1A, Class A2, 5.60%, 02/20/2053(a)	1,000,000	1,006,831
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 08/22/2050(a)	877,726	851,589
Series 2023-GRID1, Class 1A, 5.75%, 12/20/2050(a)	857,069	866,058
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 04/30/2049(a)	203,407	194,640
Series 2019-1A, Class A, 3.98%, 06/30/2054(a)	283,785	263,893
Series 2021-2A, Class A, 2.27%, 01/30/2057(a)	1,063,189	923,102
Series 2022-1A, Class A, 4.75%, 07/30/2057(a)	904,652	851,264
Series 2023-2A, Class A1, 6.60%, 01/30/2059(a)	1,235,138	1,245,154
Series 2024-1A, Class A, 6.27%, 02/01/2055(a)	493,344	483,816
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 03/25/2055(a)	1,000,000	964,276
Symphony CLO Ltd., Series 2012-9A, Class CR3, 7.07% (3 mo. Term SOFR + 2.76%), 07/16/2032(a)	1,840,000	1,818,441

Investments	Principal Amount	Value
TCW CLO Ltd., Series 2019-2A, Class A1R2, 5.59% (3 mo. Term SOFR + 1.27%), 01/20/2038(a)	$3,250,000	$3,233,347
Tesla Auto Lease Trust
Series 2023-A, Class A3, 5.89%, 06/22/2026(a)	286,720	287,410
Series 2023-A, Class A4, 5.94%, 07/20/2027(a)	1,000,000	1,003,422
Series 2023-B, Class A3, 6.13%, 09/21/2026(a)	1,010,707	1,014,747
Series 2023-B, Class B, 6.57%, 08/20/2027(a)	1,090,000	1,103,652
Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	1,170,000	1,177,103
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 06/20/2028(a)	1,200,000	1,211,214
Texas Debt Capital CLO Ltd., Series 2025-1A, Class A1, 5.40% (3 mo. Term SOFR + 1.14%), 04/24/2038(a)	2,500,000	2,481,510
Tikehau US CLO Ltd., Series 2023-1A, Class A1, 6.50% (3 mo. Term SOFR + 2.20%), 07/15/2034(a)	1,500,000	1,503,652
Towd Point Mortgage Trust
Series 2018-5, Class M1, 3.25%, 07/25/2058(a)(d)	2,385,000	1,996,966
Series 2020-4, Class A1, 1.75%, 10/25/2060(a)	106,755	96,468
Series 2021-SJ1, Class A1, 2.25%, 07/25/2068(a)(d)	233,072	223,789
Series 2021-SJ2, Class A1A, 2.25%, 12/25/2061(a)(d)	350,076	337,601
Series 2024-CES3, Class A1, 6.29%, 05/25/2064(a)(d)	496,499	505,267
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033(a)	300,000	298,391
Trinitas CLO Ltd., Series 2018-9A, Class BRRR, 5.99% (3 mo. Term SOFR + 1.70%), 01/20/2032(a)	2,000,000	2,001,504
Uniti Group, Inc., Series 2025-1A, Class A2, 5.88%, 04/20/2055(a)	1,460,000	1,482,664
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/2031(a)	324,044	311,308
Verus Securitization Trust, Series 2021-7, Class A3, 2.24%, 10/25/2066(a)(d)	98,652	85,642

The accompanying notes are an integral part of these financial statements.

41

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — (continued)
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class A, 4.73%, 04/30/2048(a)	$211,261	$198,772
Series 2018-1A, Class B, 7.37%, 04/30/2048(a)	366,526	346,961
Voya CLO Ltd., Series 2019-3A, Class AR, 5.64% (3 mo. Term SOFR + 1.34%), 10/17/2032(a)	2,445,117	2,445,183
Wendy’s SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(a)	443,701	436,504
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 04/18/2038(a)	675,702	681,172
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	100,000	98,504
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055(a)	1,190,000	1,186,920
TOTAL ASSET-BACKED SECURITIES (Cost $218,879,020)		217,724,240
COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.3%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 6.68% (1 mo. Term SOFR + 2.36%), 04/15/2034(a)	1,000,000	710,000
American Tower Depositor Sub LLC, 5.49%, 03/15/2028(a)	1,400,000	1,422,284
ATLXM Trust, Series 2024-RPL2, Class A1, 3.85%, 04/25/2063(a)(c)	1,159,941	1,122,055
BAHA Trust, Series 2024-MAR, Class A, 5.57%, 12/10/2041(a)(d)	1,320,000	1,338,658
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/2061	563,627	552,672
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 03/15/2063	1,172,983	1,004,939
Series 2020-BN29, Class A3, 1.74%, 11/15/2053	500,000	427,701
BANK5 Trust
Series 2023-5YR1, Class A3, 6.26%, 04/15/2056(d)	2,100,000	2,178,526

Investments	Principal Amount	Value
Series 2023-5YR2, Class A3, 6.66%, 07/15/2056(d)	$3,000,000	$3,156,709
Series 2024-5YR11, Class A3, 5.89%, 11/15/2057	2,120,000	2,206,326
Series 2024-5YR12, Class A3, 5.90%, 12/15/2057(d)	1,840,000	1,916,102
BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/2056(d)	1,900,000	2,014,737
Series 2023-C21, Class A2, 6.30%, 09/15/2056(d)	768,023	805,975
Series 2024-5C27, Class A3, 6.01%, 07/15/2057	900,000	937,217
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 07/15/2051	500,000	493,717
Series 2019-B10, Class 3CCA, 3.90%, 03/15/2062(a)(d)	250,000	182,061
Series 2019-B10, Class A3, 3.46%, 03/15/2062	841,523	802,029
Series 2020-B19, Class A4, 1.55%, 09/15/2053	1,325,000	1,156,799
Series 2020-B20, Class A4, 1.75%, 10/15/2053	1,300,000	1,144,907
Series 2020-B21, Class A4, 1.70%, 12/17/2053	800,000	683,160
Series 2020-IG3, Class A2, 2.48%, 09/15/2048(a)	540,116	529,272
Series 2021-B24, Class A3, 2.01%, 03/15/2054	550,000	497,831
Series 2021-B24, Class A4, 2.26%, 03/15/2054	600,000	526,110
Series 2021-B25, Class A3, 1.91%, 04/15/2054	1,200,000	1,075,465
Series 2021-B25, Class A4, 2.27%, 04/15/2054	800,000	700,570
Series 2021-B30, Class A4, 2.33%, 11/15/2054	3,000,000	2,561,513
Series 2021-B31, Class A4, 2.42%, 12/15/2054	1,200,000	1,027,961
Series 2023-V4, Class A3, 6.84%, 11/15/2056(d)	1,700,000	1,802,703
Series 2024-V11, Class A3, 5.91%, 11/15/2057(d)	2,340,000	2,435,216
Series 2024-V7, Class A3, 6.23%, 05/15/2056(d)	2,100,000	2,200,841
Series 2024-V8, Class A3, 6.19%, 07/15/2057(d)	1,700,000	1,781,454

The accompanying notes are an integral part of these financial statements.

42

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
BFLD Trust, Series 2024-WRHS, Class A, 5.81% (1 mo. Term SOFR + 1.49%), 08/15/2026(a)	$926,997	$923,521
BMO Mortgage Trust
Series 2022-C1, Class 360B, 3.94%, 02/17/2055(a)(d)	1,000,000	824,518
Series 2022-C3, Class A5, 5.31%, 09/15/2054	1,000,000	1,013,191
Series 2023-5C1, Class A3, 6.53%, 08/15/2056(d)	1,650,000	1,727,564
Series 2023-5C2, Class A3, 7.05%, 11/15/2056(d)	2,100,000	2,247,401
Series 2024-5C7, Class A3, 5.57%, 11/15/2057(d)	2,100,000	2,152,167
BMP Multifamily, Series 2024-MF23, Class A, 5.69% (1 mo. Term SOFR + 1.37%), 06/15/2041(a)	1,330,000	1,328,338
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 04/25/2054(a)(c)	823,239	829,888
BX Trust, Series 2022-AHP, Class C, 6.41% (1 mo. Term SOFR + 2.09%), 01/17/2039(a)	1,000,000	981,875
Cantor Commercial Real Estate Lending LP
Series 2019-CF3, Class A3, 2.75%, 01/15/2053	800,000	729,564
Series 2020-P1, Class A1, 2.84%, 04/15/2025(a)(d)	817,408	814,707
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 03/15/2052(a)	1,061,400	997,604
Century Plaza Towers
Series 2019-CPT, Class A, 2.87%, 11/13/2039(a)	485,000	436,538
Series 2019-CPT, Class E, 3.00%, 11/13/2039(a)(d)	350,000	282,131
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 07/15/2060(a)	350,786	345,249
Series 2022-1A, Class A1, 5.97%, 08/15/2062(a)	488,565	490,536
Chase Mortgage Finance Corp., Series 2016-SH2, Class M2, 3.75%, 12/25/2045(a)(d)	2,077,044	1,919,535

Investments	Principal Amount	Value
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042(a)(d)	$2,000,000	$2,009,926
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/2049	3,000,000	2,955,097
Series 2016-P3, Class A3, 3.06%, 04/15/2049	2,000,000	1,975,196
Series 2016-P4, Class A3, 2.65%, 07/10/2049	114,286	111,482
Series 2018-C6, Class A3, 4.15%, 11/10/2051	837,000	815,753
Series 2019-C7, Class A3, 2.86%, 12/15/2072	319,729	295,317
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/2049(d)	500,000	428,594
Series 2019-CD8, Class A3, 2.66%, 08/15/2057	858,920	791,496
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 07/20/2051(a)	2,394,262	2,020,779
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.37%, 08/10/2046(a)(d)	499,882	425,649
Series 2022-HC, Class B, 3.17%, 01/10/2039(a)	1,000,000	924,888
Computershare Corporate Trust
Series 2024-MGP, Class A12, 6.01% (1 mo. Term SOFR + 1.69%), 08/15/2041(a)	1,640,000	1,630,840
Series 2024-SVEN, Class A, 6.01%, 06/10/2037(a)	1,000,000	1,030,025
Credit Suisse Mortgage Capital Certificates, Series 2020-RPL6, Class A1, 3.47%, 03/25/2059(a)(d)	109,253	109,198
CRSO TR 2023-BRND A 20400712 FLT, Series 2023-BRND, 7.12%, 07/12/2040(a)	1,000,000	1,046,677

The accompanying notes are an integral part of these financial statements.

43

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
CSAIL Commercial Mortgage Trust Series 2018-C14, Class A3, 4.15%, 11/15/2051	$665,234	$647,033
Series 2021-C20, Class A2, 2.49%, 03/15/2054	1,169,665	1,048,221
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040(a)	890,000	914,068
Ellington Financial Mortgage Trust, Series 2023-1, Class M1, 6.77%, 02/25/2068(a)(d)	150,000	149,947
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M2, 6.24% (30 day avg SOFR US + 1.90%), 12/25/2041(a)	300,000	302,576
Series 2022-R04, Class 1M2, 7.44% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	315,000	324,777
Series 2022-R05, Class 2M2, 7.34% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	120,000	123,056
Series 2022-R06, Class 1M2, 8.19% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	625,000	653,125
Series 2022-R07, Class 1M2, 8.99% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	505,000	537,194
Series 2022-R08, Class 1M2, 7.94% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	160,000	166,761
Series 2022-R09, Class 2M2, 9.09% (30 day avg SOFR US + 4.75%), 09/25/2042(a)	230,000	246,245
Series 2023-R01, Class 1M2, 8.09% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	1,260,000	1,325,558
Series 2023-R02, Class 1M2, 7.69% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	100,000	104,815
Series 2023-R05, Class 1M2, 7.44% (30 day avg SOFR US + 3.10%), 06/25/2043(a)	900,000	936,779

Investments	Principal Amount	Value
Series 2023-R06, Class 1M2, 7.04% (30 day avg SOFR US + 2.70%), 07/25/2043(a)	$715,000	$734,030
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 09/25/2031	508,222	464,006
Series 2022-HQA2, Class M1B, 8.34% (30 day avg SOFR US + 4.00%), 07/25/2042(a)	45,000	47,435
Series 2022-P013, Class A2, 2.76%, 02/25/2032(d)	1,000,000	886,797
Series 2024-P016, Class A2, 4.30%, 09/25/2033(d)	1,000,000	1,000,312
Series 406, Class PO, 0.00%, 10/25/2053(g)	368,168	304,487
Series 4748, Class Z, 4.00%, 11/15/2047	110,381	104,623
Series 4776, Class WZ, 4.00%, 03/15/2048(h)	330,628	311,390
Series 4783, Class Z, 4.00%, 04/15/2048	285,329	268,160
Series 4835, Class AS, 2.70% (-2 x 30 day avg SOFR US + 9.66%), 10/15/2048(i)	60,252	52,162
Series 5017, Class VZ, 2.00%, 09/25/2050(h)	312,336	208,842
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.55%), 10/25/2050(f)(i)	846,760	23,068
Series 5160, Class ZG, 3.00%, 09/25/2050(h)	73,098	53,733
Series 5251, Class PO, 0.00%, 08/25/2052(g)	695,763	479,593
Series 5296, Class T, 5.00%, 11/25/2052	833,399	833,241
Federal National Mortgage Association
Series 2018-M8, Class A2, 3.30%, 06/25/2028(d)	449,534	437,926
Series 2019-M21, Class 3A1, 2.10%, 06/25/2034	89,786	88,050
Series 2020-24, Class SP, 1.60% (-1 x 30 day avg SOFR US + 5.94%), 04/25/2050(f)(i)	222,821	27,824
Series 2020-56, Class LI, 2.00%, 08/25/2050(f)	313,709	40,030
Series 2020-75, Class LI, 2.50%, 11/25/2050(f)	482,923	66,938

The accompanying notes are an integral part of these financial statements.

44

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Federal National Mortgage Association (continued)
Series 2021-17, Class EA, 1.50%, 04/25/2051	$3,480,162	$2,864,293
Series 2021-76, Class IY, 2.50%, 11/25/2051(f)	210,223	24,800
Series 2022-18, Class DZ, 3.50%, 04/25/2052(h)	616,350	476,899
Series 2022-40, Class AZ, 2.00%, 08/25/2050(h)	866,324	589,843
Series 2022-51, Class PS, 1.61% (-1 x 30 day avg SOFR US + 5.95%), 08/25/2052(f)(i)	549,525	56,659
Flagstar Mortgage Trust
Series 2018-2, Class B4, 4.00%, 04/25/2048(a)(d)	123,466	112,904
Series 2021-12, Class B3, 2.97%, 11/25/2051(a)(d)	137,919	110,475
Series 2021-4, Class A21, 2.50%, 06/01/2051(a)(d)	190,301	154,412
Series 2021-7, Class B3, 2.93%, 08/25/2051(a)(d)	136,768	111,321
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.99% (30 day avg SOFR US + 1.65%), 01/25/2034(a)	23,252	23,296
Series 2022-DNA4, Class M1B, 7.69% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	735,000	763,235
Series 2022-DNA5, Class M1B, 8.84% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	670,000	711,460
Series 2022-HQA3, Class M1B, 7.89% (30 day avg SOFR US + 3.55%), 08/25/2042(a)	135,000	140,882
Series 2023-HQA1, Class M1B, 7.84% (30 day avg SOFR US + 3.50%), 05/25/2043(a)	263,000	279,036
FREMF Mortgage Trust
Series 2018-K84, Class C, 4.19%, 10/25/2028(a)(d)	3,000,000	2,895,321
Series 2020-K104, Class B, 3.53%, 02/25/2052(a)(d)	3,000,000	2,805,621
Government National Mortgage Association
Series 2010-9, Class UI, 5.00%, 01/20/2040(f)	564,665	115,519

Investments	Principal Amount	Value
Series 2013-99, Class AX, 3.00%, 07/20/2043(c)	$124,656	$112,102
Series 2015-143, Class WA, 4.00%, 10/20/2045	111,616	108,028
Series 2018-121, Class KS, 0.00% (-1 x 1 mo. Term SOFR + 3.75%), 09/20/2048(f)(i)	230,517	5,435
Series 2018-148, Class DS, 0.00% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/2048(f)(i)	297,788	7,751
Series 2018-151, Class SL, 0.00% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/2048(f)(i)	1,779,161	45,913
Series 2018-155, Class PS, 0.00% (-1 x 1 mo. Term SOFR + 3.19%), 11/20/2048(f)(i)	534,125	6,688
Series 2018-76, Class IO, 4.00%, 06/20/2046(f)	25,388	2,905
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 07/20/2049(f)(i)	1,066,022	7,628
Series 2019-97, Class MS, 0.00% (-1 x 1 mo. Term SOFR + 2.97%), 08/20/2049(f)(i)	553,610	6,283
Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 08/20/2049(f)(i)	472,201	7,018
Series 2021-114, Class TI, 3.00%, 06/20/2051(f)	762,935	110,415
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 01/20/2050(f)(i)	128,990	51
Series 2021-209, Class Z, 3.00%, 11/20/2051(h)	641,193	471,077
Series 2022-124, Class QZ, 4.00%, 07/20/2052(h)	133,484	109,931
Series 2022-126, Class CS, 0.00% (-1 x 30 day avg SOFR US + 3.76%), 07/20/2052(f)(i)	1,190,499	23,712
Series 2022-133, Class SA, 0.00% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052(f)(i)	458,760	10,161
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 08/20/2052(f)(i)	476,297	8,330

The accompanying notes are an integral part of these financial statements.

45

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Government National Mortgage Association (continued)
Series 2022-178, Class SA, 0.56% (-1 x 30 day avg SOFR US + 4.90%), 10/20/2052(f)(i)	$5,575,820	$276,209
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(f)(i)	323,222	5,513
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(f)(i)	957,149	22,876
Series 2022-66, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(f)(i)	321,228	8,005
Series 2022-68, Class SP, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(f)(i)	261,438	7,319
Series 2022-78, Class MS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 04/20/2052(f)(i)	849,358	19,079
Series 2022-78, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.75%), 04/20/2052(f)(i)	600,597	15,070
Series 2022-93, Class GS, 0.00% (-1 x 30 day avg SOFR US + 3.65%), 05/20/2052(f)(i)	202,496	4,050
Series 2022-93, Class IO, 3.00%, 08/20/2051(f)	2,790,001	316,535
Series 2023-111, Class ZA, 3.00%, 02/20/2052(h)	524,292	363,032
Series 2023-169, Class EO, 0.00%, 05/20/2053(g)	395,880	311,308
Series 2023-186, Class ZJ, 5.00%, 12/20/2053(h)	351,238	334,721
Series 2023-81, Class IO, 5.00%, 04/20/2052(f)	448,362	81,311
Series 2024-23, Class ID, 5.00%, 03/20/2040(f)	381,699	74,802
Series 2024-69, Class AZ, 2.50%, 04/20/2054(h)	332,526	238,067
GS Mortgage Securities Corp. II
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	979,605	974,329
Series 2018-GS10, Class A3, 4.26%, 07/10/2051(d)	800,000	781,470

Investments	Principal Amount	Value
Series 2019-GC39, Class A3, 3.31%, 05/10/2052	$958,374	$902,462
Series 2019-GC42, Class A3, 2.75%, 09/10/2052	1,230,000	1,129,754
Series 2020-GC47, Class A4, 2.12%, 05/12/2053	1,400,000	1,253,912
Series 2020-GSA2, Class A4, 1.72%, 12/12/2053	1,100,000	952,371
Series 2021-GSA3, Class A4, 2.37%, 12/15/2054	1,400,000	1,197,776
Series 2021-IP, Class B, 5.58% (1 mo. Term SOFR + 1.26%), 10/15/2036(a)	1,720,000	1,702,904
GS Mortgage-Backed Securities Trust
Series 2021-PJ10, Class A4, 2.50%, 03/25/2052(a)(d)	179,379	145,549
Series 2021-PJ5, Class A4, 2.50%, 10/25/2051(a)(d)	302,333	245,315
Series 2021-PJ6, Class A4, 2.50%, 11/25/2051(a)(d)	218,216	176,783
Series 2021-PJ7, Class A4, 2.50%, 01/25/2052(a)(d)	355,518	288,469
Series 2021-PJ8, Class A4, 2.50%, 01/25/2052(a)(d)	243,055	197,216
Series 2022-PJ4, Class A36, 3.00%, 09/25/2052(a)(d)	82,824	69,957
Series 2022-PJ5, Class A36, 3.00%, 10/25/2052(a)(d)	241,622	204,086
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(a)(d)	902,816	765,902
Series 2023-PJ1, Class A24, 3.50%, 02/25/2053(a)(d)	280,377	244,640
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 08/05/2034(a)(d)	900,000	867,495
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/2049	1,071,000	1,050,995
Series 2019-BKWD, Class A, 5.93% (1 mo. Term SOFR + 1.61%), 09/15/2029(a)	154,493	147,928
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 5.65%, 12/25/2044(a)(d)	36,954	35,797

The accompanying notes are an integral part of these financial statements.

46

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
JP Morgan Mortgage Trust (continued)
Series 2017-2, Class A13, 3.50%, 05/25/2047(a)(d)	$5,706	$5,163
Series 2017-5, Class A2, 5.01%, 10/26/2048(a)(d)	56,545	56,648
Series 2018-5, Class A13, 3.50%, 10/25/2048(a)(d)	28,660	25,678
Series 2018-6, Class B2, 3.90%, 12/25/2048(a)(d)	2,046,782	1,889,440
Series 2018-7FRB, Class A2, 5.18% (1 mo. Term SOFR + 0.86%), 04/25/2046(a)	11,404	11,179
Series 2018-8, Class A13, 4.00%, 01/25/2049(a)(d)	3,289	3,067
Series 2018-9, Class A13, 4.00%, 02/25/2049(a)(d)	1,243	1,161
Series 2019-1, Class A15, 4.00%, 05/25/2049(a)(d)	3,075	2,878
Series 2020-1, Class B2, 3.82%, 06/25/2050(a)(d)	30,970	27,782
Series 2021-10, Class A15, 2.50%, 12/25/2051(a)(d)	78,140	63,403
Series 2021-11, Class A15, 2.50%, 01/25/2052(a)(d)	161,691	131,298
Series 2021-14, Class A15, 2.50%, 05/25/2052(a)(d)	100,071	81,198
Series 2021-15, Class A15, 2.50%, 06/25/2052(a)(d)	689,289	559,293
Series 2021-15, Class A2, 3.00%, 06/25/2052(a)(d)	2,512,215	2,136,759
Series 2021-4, Class B2, 2.88%, 08/25/2051(a)(d)	112,975	91,605
Series 2021-7, Class A15, 2.50%, 11/25/2051(a)(d)	141,708	114,983
Series 2021-8, Class A15, 2.50%, 12/25/2051(a)(d)	104,645	84,910
Series 2021-8, Class B3, 2.84%, 12/25/2051(a)(d)	154,594	121,476
Series 2021-LTV2, Class A3, 2.93%, 05/25/2052(a)(d)	72,512	62,242
Series 2022-2, Class A25, 3.00%, 08/25/2052(a)(d)	81,452	68,951
Series 2022-3, Class A25, 3.00%, 08/25/2052(a)(d)	361,938	305,710
Series 2022-4, Class A17A, 3.00%, 10/25/2052(a)(d)	246,097	207,865
Series 2022-4, Class B3, 3.24%, 10/25/2052(a)(d)	116,652	93,341
Series 2022-5, Class B3, 2.95%, 09/25/2052(a)(d)	116,311	90,555
Series 2022-6, Class A17A, 3.00%, 11/25/2052(a)(d)	209,075	176,595

Investments	Principal Amount	Value
Series 2022-7, Class 1A17, 3.00%, 12/25/2052(a)(d)	$123,406	$104,235
Series 2022-LTV2, Class A6, 3.50%, 09/25/2052(a)(d)	245,253	214,606
Series 2023-1, Class A15B, 5.50%, 06/25/2053(a)(d)	114,593	111,387
Series 2024-3, Class A9, 3.00%, 05/25/2054(a)(d)	924,459	780,842
Series 2024-7, Class A9, 3.00%, 04/25/2053(a)(d)	296,138	250,132
Series 2025-CCM1, Class A4, 5.50%, 06/25/2055(a)(d)	2,470,710	2,460,161
JP Morgan Seasoned Mortgage Trust, Series 2024-1, Class A3, 4.45%, 01/25/2063(a)(d)	2,458,598	2,355,101
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class D, 3.91%, 11/15/2047(a)(d)	470,000	353,600
Series 2015-C30, Class A4, 3.55%, 07/15/2048	32,332	32,215
Manhattan West, Series 2020-1MW, Class C, 2.33%, 09/10/2039(a)(d)	500,000	462,086
MCR Mortgage Trust, Series 2024-TWA, Class A, 5.92%, 06/12/2039(a)	1,000,000	1,011,324
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3, 3.45%, 07/15/2050	119,609	119,266
Series 2016-C29, Class A3, 3.06%, 05/15/2049	230,485	227,514
Series 2016-C29, Class D, 3.00%, 05/15/2049(a)	400,000	322,967
Morgan Stanley Capital I, Inc.
Series 2018-L1, Class A3, 4.14%, 10/15/2051	2,500,000	2,449,193
Series 2019-H6, Class A3, 3.16%, 06/15/2052	1,000,000	945,846
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 08/25/2051(a)(d)	135,772	110,211
Series 2021-6, Class A4, 2.50%, 09/25/2051(a)(d)	108,919	96,955
Series 2021-6, Class A9, 2.50%, 09/25/2051(a)(d)	125,492	101,828
Series 2023-1, Class A7, 4.00%, 02/25/2053(a)(d)	259,529	236,499

The accompanying notes are an integral part of these financial statements.

47

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 06/07/2035(a)	$5,814	$5,795
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.71% (1 mo. Term SOFR + 2.39%), 03/15/2039(a)	1,090,000	1,088,302
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class D, 7.15% (1 mo. Term SOFR + 2.83%), 07/15/2036(a)	1,000,000	769,210
Series 2019-MILE, Class F, 8.65% (1 mo. Term SOFR + 4.33%), 07/15/2036(a)	750,000	485,675
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/2061(a)	1,730,000	1,581,348
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.18% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)	27,775	27,105
Oak Street Real Estate Capital LLC, Series 2023-NLP, Class A, 6.09%, 03/15/2040(a)(d)	1,400,000	1,421,379
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(a)	3,547,000	3,166,803
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 02/10/2032(a)	730,448	685,077
Onslow Bay Mortgage Loan Trust, Series 2021-J2, Class A19, 2.50%, 07/25/2051(a)(d)	234,003	189,872
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 09/25/2051(a)(d)	287,274	233,096
Series 2021-5, Class A1, 2.50%, 11/25/2051(a)(d)	4,245,397	3,465,968
Series 2021-5, Class B4, 2.92%, 11/25/2051(a)(d)	183,423	144,760
Series 2022-2, Class A22, 2.50%, 02/25/2052(a)(d)	361,263	293,131
Series 2022-3, Class A21, 3.00%, 05/25/2052(a)(d)	132,989	112,329
Series 2022-4, Class A22, 3.50%, 06/25/2052(a)(d)	204,020	178,525
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 03/10/2040(a)	1,550,000	1,583,950

Investments	Principal Amount	Value
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 05/25/2045(a)(d)	$8,317	$7,619
Series 2020-1, Class B4, 3.85%, 02/25/2050(a)(d)	214,511	173,152
Series 2020-3, Class A19, 3.00%, 04/25/2050(a)(d)	44,563	38,064
Series 2021-1, Class B3, 2.66%, 03/25/2051(a)(d)	89,804	73,362
Series 2021-4, Class A19, 2.50%, 06/25/2051(a)(d)	77,603	62,967
Series 2023-1, Class A19, 5.00%, 01/25/2053(a)(d)	187,753	179,627
Starwood Property Mortgage Trust, Series 2021-LIH, Class AS, 5.69% (1 mo. Term SOFR + 1.37%), 11/15/2036(a)	1,000,000	988,750
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/2049(a)	989,276	952,599
Series 2021-1A, Class A1, 2.12%, 06/20/2051(a)	1,128,437	1,033,066
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.40% (1 mo. Term SOFR + 1.10%), 03/17/2042(a)	900,000	899,998
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/2033(a)(d)	1,000,000	1,049,470
UBS Commercial Mortgage Trust
Series 2017-C4, Class A3, 3.30%, 10/15/2050	1,047,682	1,020,765
Series 2017-C4, Class A4, 3.56%, 10/15/2050	148,558	142,756
Series 2017-C7, Class A3, 3.42%, 12/15/2050	214,496	207,878
Series 2018-C10, Class A3, 4.05%, 05/15/2051	1,150,844	1,123,351
Series 2018-C11, Class A3, 4.31%, 06/15/2051	152,269	150,408
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.65%, 03/10/2046(a)(d)	225,000	173,133
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 5.54%, 03/15/2040(a)(d)	500,000	501,173
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 05/15/2052	930,258	890,386

The accompanying notes are an integral part of these financial statements.

48

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2024-5C1, Class A3, 5.93%, 07/15/2057	$2,300,000	$2,385,879
Series 2024-5C2, Class A3, 5.92%, 11/15/2057(d)	2,125,000	2,212,761
Wells Fargo Mortgage Backed Securities Trust
Series 2019-2, Class A17, 4.00%, 04/25/2049(a)(d)	6,478	6,141
Series 2021-2, Class A17, 2.50%, 06/25/2051(a)(d)	280,443	227,553
Series 2022-2, Class A18, 2.50%, 12/25/2051(a)(d)	88,750	72,012
Series 2022-2, Class A2, 2.50%, 12/25/2051(a)(d)	3,972,621	3,243,271
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 3.93%, 05/15/2045(a)(d)	180,867	159,852
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $173,181,337)		169,183,433
U.S. GOVERNMENT OBLIGATIONS — 6.5%
U.S. Treasury Bonds
1.88%, 02/15/2041	350,000	245,547
2.25%, 05/15/2041	500,000	370,527
2.38%, 02/15/2042	90,000	66,797
2.75%, 11/15/2042	75,000	58,336
3.88%, 05/15/2043	2,500,000	2,282,031
3.75%, 11/15/2043	2,415,000	2,156,142
4.75%, 11/15/2043(n)	275,000	280,940
4.13%, 08/15/2044	54,000	50,591
4.63%, 11/15/2044	3,110,000	3,113,888
4.75%, 02/15/2045	14,554,000	14,820,065
3.00%, 05/15/2045	2,500,000	1,960,938
2.38%, 11/15/2049	2,940,000	1,944,879
2.00%, 02/15/2050	2,990,000	1,809,184
1.63%, 11/15/2050	11,155,000	6,072,067
1.88%, 02/15/2051	1,665,000	965,440
2.00%, 08/15/2051	62,000	36,924
1.88%, 11/15/2051	3,215,000	1,849,253
2.25%, 02/15/2052	960,000	605,625
3.63%, 02/15/2053	92,000	77,485
4.13%, 08/15/2053	2,600,000	2,395,859
4.75%, 11/15/2053	2,230,000	2,279,391
4.63%, 05/15/2054	253,000	253,820
4.25%, 08/15/2054	661,000	623,922
4.50%, 11/15/2054	10,126,000	9,977,274
U.S. Treasury Notes
4.25%, 12/31/2026	120,000	120,619

Investments	Principal Amount	Value
4.13%, 02/28/2027	$671,000	$673,542
0.50%, 10/31/2027	2,755,000	2,527,390
4.13%, 10/31/2027	320,000	321,813
3.88%, 03/15/2028	2,037,000	2,036,682
2.88%, 05/15/2028	1,000,000	970,039
4.00%, 06/30/2028	125,000	125,420
1.13%, 08/31/2028	1,000,000	911,953
4.00%, 01/31/2029	52,000	52,142
4.50%, 05/31/2029	48,400	49,449
4.25%, 06/30/2029	55,000	55,670
3.50%, 09/30/2029	136,000	133,530
4.00%, 10/31/2029	320,000	320,713
4.13%, 11/30/2029	315,000	317,436
4.25%, 01/31/2030	97,000	98,243
4.00%, 02/28/2030	12,617,000	12,645,585
3.63%, 03/31/2030	2,500,000	2,461,621
3.75%, 05/31/2030	41,000	40,566
3.75%, 06/30/2030	167,000	165,147
4.38%, 11/30/2030	72,000	73,313
3.75%, 12/31/2030	125,000	123,301
4.13%, 07/31/2031	280,000	281,116
3.75%, 08/31/2031	55,000	54,035
4.13%, 10/31/2031	120,000	120,384
4.13%, 11/30/2031	2,000,000	2,006,328
4.50%, 12/31/2031	145,000	148,642
1.88%, 02/15/2032	177,000	153,700
4.13%, 02/29/2032	426,000	427,132
2.88%, 05/15/2032	67,000	61,985
2.75%, 08/15/2032	212,000	193,831
3.38%, 05/15/2033	3,933,000	3,725,442
3.88%, 08/15/2033	32,000	31,363
4.00%, 02/15/2034	160,000	157,825
4.38%, 05/15/2034	237,000	240,203
3.88%, 08/15/2034	471,000	459,078
4.25%, 11/15/2034	65,000	65,193
4.63%, 02/15/2035	2,176,000	2,248,080
U.S. Treasury STRIP Coupon
Zero Coupon, 11/15/2040(m)	305,000	146,432
Zero Coupon, 05/15/2041(m)(n)	6,840,000	3,192,121
Zero Coupon, 11/15/2041(m)	440,000	199,729
Zero Coupon, 02/15/2042(m)(n)	1,090,000	489,005
Zero Coupon, 05/15/2042(m)	80,000	35,381
Zero Coupon, 11/15/2042(m)	935,000	402,725
Zero Coupon, 08/15/2043(m)	480,000	198,813
Zero Coupon, 11/15/2043(m)	270,000	110,468
Zero Coupon, 02/15/2044(m)	1,020,000	411,733

The accompanying notes are an integral part of these financial statements.

49

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury STRIP Coupon (continued)
Zero Coupon, 05/15/2044(m)	$205,000	$81,681
Zero Coupon, 08/15/2044(m)	975,000	384,270
Zero Coupon, 11/15/2044(m)	490,000	190,660
Zero Coupon, 02/15/2045(m)	265,000	101,867
Zero Coupon, 11/15/2045(m)	560,000	208,085
Zero Coupon, 02/15/2046(m)	405,000	148,601
Zero Coupon, 05/15/2046(m)	235,000	85,285
Zero Coupon, 02/15/2050(m)	330,000	100,382
Zero Coupon, 05/15/2050(m)	185,000	55,725
United States Treasury Inflation Indexed Bonds
1.75%, 01/15/2034	1,033,440	1,031,652
2.13%, 02/15/2054	1,035,080	993,087
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $101,658,039)		97,463,138
FOREIGN CORPORATE BONDS — 6.1%
BASIC MATERIALS — 0.3%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031(a)	345,000	355,134
BHP Billiton Finance USA Ltd.
5.25%, 09/08/2033	980,000	991,610
5.30%, 02/21/2035	150,000	151,290
Corp. Nacional del Cobre de Chile, 6.78%, 01/13/2055(a)	204,000	209,061
FMG Resources August 2006 Pty Ltd., 6.13%, 04/15/2032(a)	500,000	493,130
Nutrien Ltd.
5.20%, 06/21/2027	70,000	70,818
5.40%, 06/21/2034	1,000,000	1,002,559
OCP SA, 6.75%, 05/02/2034(a)	426,000	437,401
Rio Tinto Finance USA PLC
5.25%, 03/14/2035	200,000	201,536
5.88%, 03/14/2065	59,000	59,672
South32 Treasury Ltd., 4.35%, 04/14/2032(a)	177,000	165,315
Total Basic Materials		4,137,526
COMMUNICATIONS — 0.1%
Telefonica Emisiones SA, 4.90%, 03/06/2048	150,000	126,096

Investments	Principal Amount	Value
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/2032(a)	$500,000	$505,215
Vodafone Group PLC
4.25%, 09/17/2050	50,000	38,503
5.75%, 02/10/2063	82,000	77,200
5.88%, 06/28/2064	312,000	299,127
Total Communications		1,046,141
CONSUMER, CYCLICAL — 0.0%(j)
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028(a)	125,000	119,471
Carnival Corp., 6.13%, 02/15/2033(a)	185,000	182,304
Sands China Ltd., 5.40%, 08/08/2028(c)	200,000	200,187
Total Consumer, Cyclical		501,962
CONSUMER, NON-CYCLICAL — 0.3%
BAT International Finance PLC
4.45%, 03/16/2028	740,000	736,411
5.93%, 02/02/2029	40,000	41,689
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	200,000	198,600
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co.Sarl
3.63%, 01/15/2032	520,000	468,537
6.75%, 03/15/2034	836,000	902,515
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	119,000	117,692
5.11%, 05/19/2043	82,000	78,202
5.30%, 05/19/2053	1,021,000	969,412
5.34%, 05/19/2063	79,000	73,552
Royalty Pharma PLC
5.15%, 09/02/2029	65,000	65,427
2.15%, 09/02/2031	184,000	154,171
5.90%, 09/02/2054	77,000	73,658
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051	442,000	319,578
Takeda Pharmaceutical Co., Ltd., 5.80%, 07/05/2064	200,000	196,034
Triton Container International Ltd., 3.15%, 06/15/2031(a)	428,000	371,113
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032	109,000	93,511
Total Consumer, Non-cyclical		4,860,102

The accompanying notes are an integral part of these financial statements.

50

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
ENERGY — 1.1%
Aker BP ASA
4.00%, 01/15/2031(a)	$500,000	$467,496
3.10%, 07/15/2031(a)	900,000	792,456
BP Capital Markets PLC, 6.45% to 03/01/2034 then 5 yr. CMT Rate + 2.15%, Perpetual	1,000,000	1,020,300
Canadian Natural Resources Ltd.
5.00%, 12/15/2029(a)	265,000	264,861
5.85%, 02/01/2035	310,000	314,363
6.25%, 03/15/2038	200,000	207,494
Cenovus Energy, Inc.
5.25%, 06/15/2037	77,000	73,982
3.75%, 02/15/2052	90,000	61,806
Ecopetrol SA
8.63%, 01/19/2029	525,000	556,808
7.75%, 02/01/2032	435,000	427,028
Enbridge, Inc.
6.00%, 11/15/2028	540,000	562,002
5.63%, 04/05/2034	1,000,000	1,015,846
Eni SpA, 5.95%, 05/15/2054(a)	200,000	195,604
Equinor ASA, 3.25%, 11/18/2049	1,000,000	699,278
Greensaif Pipelines Bidco Sarl, 6.51%, 02/23/2042(a)	200,000	208,879
Petroleos Mexicanos
6.49%, 01/23/2027	262,000	256,697
6.50%, 03/13/2027	200,000	195,671
QatarEnergy, 2.25%, 07/12/2031(a)	200,000	172,800
Raizen Fuels Finance SA, 6.95%, 03/05/2054(a)	1,075,000	1,047,916
Sweihan PV Power Co. PJSC, 3.63%, 01/31/2049(a)	922,240	760,376
TotalEnergies Capital SA
4.72%, 09/10/2034	775,000	760,530
5.49%, 04/05/2054	825,000	798,217
5.43%, 09/10/2064	2,574,000	2,423,875
UEP Penonome II SA, 6.50%, 10/01/2038(a)	848,137	754,836
Woodside Finance Ltd., 5.10%, 09/12/2034	2,500,000	2,425,517
Total Energy		16,464,638
FINANCIAL — 3.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	150,000	144,959

Investments	Principal Amount	Value
African Development Bank, 5.75% to 08/07/2034 then 5 yr. CMT Rate + 1.58%, Perpetual	$1,000,000	$962,072
Amazon Conservation DAC, 6.03%, 01/16/2042(a)	2,000,000	1,995,000
Arab Energy Fund, 5.43%, 05/02/2029(o)	1,695,000	1,741,443
Banco Santander SA
5.57%, 01/17/2030	800,000	821,080
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030	200,000	204,205
6.35%, 03/14/2034	200,000	205,343
6.03%, 01/17/2035	1,200,000	1,242,076
Bank of Montreal, 7.70% to 05/26/2029 then 5 yr. CMT Rate + 3.45%, 05/26/2084	1,000,000	1,016,136
Bank of Nova Scotia (The)
5.65%, 02/01/2034	132,000	136,683
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037	265,000	244,794
Barclays PLC
2.28% to 11/24/2026 then 1 yr. CMT Rate + 1.05%, 11/24/2027	1,430,000	1,374,786
7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	400,000	391,178
3.56% to 09/23/2030 then 5 yr. CMT Rate + 2.90%, 09/23/2035	400,000	361,223
BB Blue Financing DAC
4.40%, 09/20/2029	1,000,000	999,132
4.40%, 09/20/2037	1,000,000	979,057
BNP Paribas SA
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027(a)	730,000	710,766
1.68% to 06/30/2026 then SOFR + 0.91%, 06/30/2027(a)	440,000	424,610
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030(a)	239,000	241,509
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034(a)	1,175,000	1,229,941
BPCE SA, 5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031(a)	550,000	563,254
CaixaBank SA, 6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027(a)	610,000	627,193
CDP Financial, Inc., 1.00%, 05/26/2026(a)	1,000,000	964,627

The accompanying notes are an integral part of these financial statements.

51

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
FINANCIAL — (continued)
Cooperatieve Rabobank UA, 1.00% to 09/24/2025 then 1 yr. CMT Rate + 0.73%, 09/24/2026(a)	$261,000	$256,410
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/2028	250,000	253,734
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029(a)	250,000	252,707
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035(a)	1,000,000	1,022,250
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036(a)	325,000	332,491
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026(a)	250,000	248,471
Credit Suisse AG/New York NY, 7.50%, 02/15/2028	250,000	269,218
Danske Bank AS, 6.26% to 09/22/2025 then 1 yr. CMT Rate + 1.18%, 09/22/2026(a)	485,000	488,401
Deutsche Bank AG/New York NY
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027	180,000	172,965
5.61% (SOFR + 1.22%), 11/16/2027	240,000	240,871
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029	1,100,000	1,166,464
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	163,000	162,223
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033	225,000	197,714
Enstar Group Ltd., 3.10%, 09/01/2031	39,000	33,620
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	500,000	510,671
6.00%, 12/07/2033	975,000	1,015,781
Federation des Caisses Desjardins du Quebec, 5.15%, 11/27/2028(a)	600,000	617,519
GPS Blue Financing DAC, 5.65%, 11/09/2041(a)	1,000,000	986,184
HSBC Holdings PLC
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	1,200,000	1,243,659
5.73% to 05/17/2031 then SOFR + 1.52%, 05/17/2032	200,000	205,987

Investments	Principal Amount	Value
5.87% to 11/18/2034 then SOFR + 1.90%, 11/18/2035	$206,000	$205,263
6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	200,000	213,093
International Development Association
4.38%, 11/27/2029(a)	1,700,000	1,718,266
4.50%, 02/12/2035(a)	1,425,000	1,438,506
Intesa Sanpaolo SpA
7.20%, 11/28/2033(a)	1,000,000	1,108,910
7.80%, 11/28/2053(a)	1,000,000	1,157,591
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054(a)	200,000	222,178
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. LIBOR US + 1.37%, 11/28/2028(a)(e)	8,000	7,809
Meiji Yasuda Life Insurance Co., 5.80% to 09/11/2034 then 5 yr. CMT Rate + 3.03%, 09/11/2054(a)	200,000	197,383
Mitsubishi UFJ Financial Group, Inc., 5.24% to 04/19/2028 then 1 yr. CMT Rate + 1.70%, 04/19/2029	655,000	667,224
Mizuho Financial Group, Inc., 5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029	292,000	301,416
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042(a)	1,000,000	1,019,875
NatWest Group PLC
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030	202,000	202,179
8.13% to 05/10/2034 then 5 yr. CMT Rate + 3.75%, Perpetual	1,000,000	1,049,878
NatWest Markets PLC, 4.79%, 03/21/2028(a)	202,000	203,073
Nomura Holdings, Inc., 2.61%, 07/14/2031	200,000	172,660
OMERS Finance Trust
3.50%, 04/19/2032(a)	1,000,000	935,852
4.00%, 04/19/2052(a)	1,000,000	786,667
Royal Bank of Canada
1.05%, 09/14/2026(a)	1,000,000	955,648
4.85%, 12/14/2026(a)	1,000,000	1,009,601

The accompanying notes are an integral part of these financial statements.

52

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS — (continued)
FINANCIAL — (continued)
Royal Bank of Canada (continued)
4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028	$245,000	$245,659
Societe Generale SA
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028(a)	795,000	765,430
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028(a)	760,000	767,479
Sumitomo Mitsui Financial Group, Inc., 5.84%, 07/09/2044	71,000	72,417
Sumitomo Mitsui Trust Bank Ltd.
5.65%, 03/09/2026(a)	245,000	247,630
4.45%, 09/10/2027(a)	211,000	210,865
Swedbank AB, 1.54%, 11/16/2026(a)	213,000	203,719
UBS Group AG
9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual(a)	625,000	678,775
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	1,701,000	1,731,876
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	1,000,000	1,026,596
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032(a)	285,000	253,710
9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%, Perpetual(a)	525,000	599,131
6.30% to 09/22/2033 then 1 yr. CMT Rate + 2.00%, 09/22/2034(a)	1,000,000	1,062,989
5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035(a)	1,150,000	1,179,251
WLB Asset II C Pte Ltd., 3.90%, 12/23/2025(a)	965,129	932,039
WLB Asset II D Pte Ltd., 6.50%, 12/21/2026(a)	1,000,000	948,851
Total Financial		51,757,896
INDUSTRIAL — 0.3%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,000,000	1,022,682
BAE Systems PLC, 5.13%, 03/26/2029(a)	585,000	594,010
Canadian Pacific Railway Co.
5.20%, 03/30/2035	97,000	97,011
4.70%, 05/01/2048	78,000	68,459

Investments	Principal Amount	Value
GFL Environmental, Inc., 6.75%, 01/15/2031(a)	$90,000	$92,773
Mexico City Airport Trust
4.25%, 10/31/2026(a)	280,000	274,400
3.88%, 04/30/2028(a)	200,000	190,750
5.50%, 07/31/2047(a)	650,000	533,958
nVent Finance Sarl, 2.75%, 11/15/2031	281,000	241,497
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035(a)	1,475,000	1,481,422
Waste Connections, Inc., 2.20%, 01/15/2032	214,000	181,198
Total Industrial		4,778,160
UTILITIES — 0.6%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/2028(a)	200,000	185,022
Alfa Desarrollo SpA, 4.55%, 09/27/2051(a)	197,609	151,630
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026(c)	340,000	341,958
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054(a)	2,225,000	2,194,934
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	900,000	872,691
Comision Federal de Electricidad
4.69%, 05/15/2029(a)	400,000	383,382
5.70%, 01/24/2030(a)	1,925,000	1,883,805
Consorcio Transmantaro SA, 4.70%, 04/16/2034(a)	430,000	413,678
Enel Finance International NV, 5.13%, 06/26/2029(a)	1,300,000	1,313,870
Engie SA, 5.88%, 04/10/2054(a)	205,000	203,373
Eskom Holdings SOC Ltd., 6.35%, 08/10/2028(a)	200,000	198,600
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033(a)	372,500	374,632
Total Utilities		8,517,575
TOTAL FOREIGN CORPORATE BONDS (Cost $92,480,469)		92,064,000
MUNICIPAL BONDS - 2.2%
ALASKA — 0.1%
City of Port Lions AK, 7.50%, 10/01/2052	1,510,000	1,593,363

The accompanying notes are an integral part of these financial statements.

53

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
MUNICIPAL BONDS — (continued)
ARIZONA — 0.2%
Arizona Industrial Development Authority, 3.25%, 07/01/2031 (Obligor: KIPP NYC Public Charter Schools)	$750,000	$670,599
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	2,500,000	2,363,382
Total Arizona		3,033,981
CALIFORNIA — 0.7%
Bay Area Toll Authority, 6.26%, 04/01/2049	150,000	160,229
California Health Facilities Financing Authority, 4.35%, 06/01/2041	250,000	226,306
City & County of San Francisco CA
5.77%, 06/15/2045	2,500,000	2,575,331
5.45%, 06/15/2064	1,000,000	980,765
City & County of San Francisco CA Community Facilities District No 2014-1, 3.48%, 09/01/2050	1,000,000	720,461
City of Los Angeles CA
3.50%, 09/01/2037	315,000	268,300
4.80%, 09/01/2039	1,000,000	953,468
5.00%, 09/01/2042	1,000,000	955,734
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.66%, 10/01/2027	1,400,000	1,412,659
San Jose Financing Authority, 4.66%, 05/01/2037	500,000	472,963
State of California, 7.35%, 11/01/2039	275,000	320,820
Tuolumne Wind Project Authority, 6.92%, 01/01/2034	1,000,000	1,086,342
Total California		10,133,378
CONNECTICUT — 0.1%
Connecticut Green Bank, 2.90%, 11/15/2035 (Obligor: Connecticut Light & Power Co. (The))	1,000,000	857,391
HAWAII — 0.1%
City & County of Honolulu HI, 4.79%, 07/01/2032	1,130,000	1,154,902
State of Hawaii Department of Business Economic Development & Tourism, 3.24%, 01/01/2031	737,744	718,653
Total Hawaii		1,873,555

Investments	Principal Amount	Value
INDIANA — 0.0%(j)
City of Fort Wayne IN, 10.75%, 12/01/2029 (Obligor: Do Good Foods Fort Wayne Obligated Group)(b)	$234,358	$23
Indiana Finance Authority, 3.05%, 01/01/2051 (Obligor: East End Crossing Partners LLC)	215,000	154,978
Total Indiana		155,001
MARYLAND — 0.2%
Maryland Economic Development Corp.
5.43%, 05/31/2056	915,000	893,012
5.94%, 05/31/2057 (Obligor: University of Maryland)	1,000,000	1,017,488
Montgomery County Housing Opportunities Commission, 5.42%, 12/01/2044	500,000	495,644
Total Maryland		2,406,144
MICHIGAN — 0.0%(j)
City of Detroit MI, 2.51%, 04/01/2025	650,000	650,000
Minnesota — 0.1%
Minnesota Housing Finance Agency, 5.95%, 08/01/2054	750,000	755,662
University of Minnesota, 4.05%, 04/01/2052	380,000	317,012
Total Minnesota		1,072,674
New Hampshire — 0.2%
New Hampshire Business Finance Authority
4.65%, 02/01/2029 (Obligor: Hanwha Q Cells USA, Inc.)(a)(d)	1,750,000	1,750,000
5.69%, 11/01/2045 (Obligor: Abilene Christian University)	750,000	731,424
Total New Hampshire		2,481,424
New Jersey — 0.0%(j)
Morris County Improvement Authority, 1.05%, 06/15/2026	200,000	192,659
New Jersey Turnpike Authority, 7.41%, 01/01/2040	300,000	360,547
Total New Jersey		553,206
New York — 0.2%
City of New York NY, 5.09%, 10/01/2049	750,000	728,924

The accompanying notes are an integral part of these financial statements.

54

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
MUNICIPAL BONDS — (continued)
New York — (continued)
Freddie Mac Multifamily ML Certificates, 1.51%, 09/25/2037	$9,865,000	$1,021,222
Freddie Mac Multifamily Variable Rate Certificate
3.15%, 10/15/2036	984,430	878,677
4.05%, 08/25/2038	976,652	921,417
Metropolitan Transportation Authority, 5.18%, 11/15/2049	75,000	67,489
Total New York		3,617,729
Ohio — 0.2%
American Municipal Power, Inc., 8.08%, 02/15/2050	1,000,000	1,267,179
Toledo Lucas County Public Library, 4.75%, 12/01/2033	325,000	326,072
Toledo-Lucas County Port Authority, 5.85%, 11/15/2049	1,000,000	976,661
Total Ohio		2,569,912
Pennsylvania — 0.1%
Philadelphia Energy Authority (The), 5.39%, 11/01/2025	500,000	502,632
Redevelopment Authority of the City of Philadelphia, 5.23%, 09/01/2040	500,000	494,378
Total Pennsylvania		997,010
South Dakota — 0.0%(j)
South Dakota Housing Development Authority, 5.46%, 05/01/2053	270,000	274,255
Wisconsin — 0.0%(j)
Public Finance Authority, 5.29%, 07/01/2029 (Obligor: BlueHub Loan Fund, Inc.)	550,000	556,387
TOTAL MUNICIPAL BONDS (Cost $33,639,482)		32,825,410
FOREIGN GOVERNMENT AGENCIES — 1.4%
Canada — 0.7%
Export Development Canada
3.38%, 08/26/2025	1,000,000	995,705
3.88%, 02/14/2028	1,800,000	1,794,095
4.75%, 06/05/2034	1,000,000	1,030,810
Province of British Columbia Canada, 4.20%, 07/06/2033	260,000	253,318

Investments	Principal Amount	Value
Province of Ontario Canada, 5.05%, 04/24/2034	$1,000,000	$1,030,032
Province of Quebec Canada
2.75%, 04/12/2027	1,000,000	972,735
1.90%, 04/21/2031	1,000,000	871,333
4.50%, 09/08/2033	1,000,000	993,968
4.25%, 09/05/2034	2,000,000	1,938,746
Total Canada		9,880,742
France — 0.1%
Caisse d’Amortissement de la Dette Sociale, 4.88%, 09/19/2026(a)	1,000,000	1,009,863
Germany — 0.1%
Landwirtschaftliche Rentenbank, 0.88%, 09/03/2030	1,000,000	845,717
Honduras — 0.1%
Central American Bank for Economic Integration, 4.75%, 01/24/2028(a)	1,000,000	1,009,704
Italy — 0.0%(j)
Cassa Depositi e Prestiti SpA, 5.88%, 04/30/2029(a)	600,000	623,554
Japan — 0.1%
Japan Bank for International Cooperation, 4.38%, 10/05/2027	1,000,000	1,006,244
Netherlands — 0.2%
BNG Bank NV, 3.50%, 05/19/2028(a)	1,000,000	983,691
Nederlandse Waterschapsbank NV
4.00%, 06/01/2028(a)	1,500,000	1,499,032
4.38%, 02/28/2029(a)	1,000,000	1,008,500
Total Netherlands		3,491,223
Saudi Arabia — 0.1%
Arab Energy Fund
1.48%, 10/06/2026(a)	1,200,000	1,145,580
5.43%, 05/02/2029(a)	1,000,000	1,027,850
Total Saudi Arabia		2,173,430
South Korea — 0.0%(j)
Korea National Oil Corp.
4.75%, 04/03/2026(a)	200,000	200,595
4.88%, 04/03/2028(a)	205,000	207,166
Total South Korea		407,761
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost $20,705,827)		20,448,238

The accompanying notes are an integral part of these financial statements.

55

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
SUPRANATIONAL BONDS — 1.0%
African Development Bank
4.13%, 02/25/2027	$1,000,000	$1,001,855
3.50%, 09/18/2029	1,000,000	977,811
Asian Development Bank, 3.13%, 09/26/2028	1,500,000	1,458,799
Asian Infrastructure Investment Bank (The), 4.88%, 09/14/2026	1,000,000	1,011,546
Corp. Andina de Fomento, 5.00%, 01/24/2029	365,000	372,257
Council Of Europe Development Bank, 3.00%, 06/16/2025	1,000,000	996,643
European Investment Bank
2.38%, 05/24/2027	1,000,000	966,918
0.63%, 10/21/2027	700,000	643,910
3.25%, 11/15/2027	1,110,000	1,090,513
0.75%, 09/23/2030	1,000,000	839,399
Inter-American Development Bank, 1.13%, 07/20/2028	383,000	349,382
International Bank for Reconstruction & Development
0.00%, 03/31/2027(m)	1,000,000	917,629
0.75%, 11/24/2027	334,000	307,175
0.00% (N/A), 03/31/2028(d)	1,000,000	972,661
International Finance Facility for Immunisation Co., 1.00%, 04/21/2026(o)	1,000,000	966,182
Kreditanstalt fuer Wiederaufbau, 0.75%, 09/30/2030	1,000,000	839,113
OPEC Fund for International Development (The), 4.50%, 01/26/2026(a)	1,000,000	1,001,038
TOTAL SUPRANATIONAL BONDS (Cost $15,145,509)		14,712,831
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Bermuda — 0.0%(j)
Bermuda Government International Bond, 2.38%, 08/20/2030(a)	200,000	173,740
Canada — 0.1%
Canada Government International Bond
2.88%, 04/28/2025	1,100,000	1,098,665
4.00%, 03/18/2030	1,000,000	998,269
Total Canada		2,096,934
Colombia — 0.1%
Colombia Government International Bond, 8.75%, 11/14/2053	1,000,000	991,890

Investments	Principal Amount	Value
Indonesia — 0.1%
Indonesia Government International Bond
3.50%, 01/11/2028	$280,000	$272,013
5.60%, 01/15/2035	1,090,000	1,113,295
Total Indonesia		1,385,308
Israel — 0.1%
Israel Government International Bond, 5.38%, 02/19/2030	917,000	923,701
Italy - 0.0%(j)
Republic of Italy Government International Bond, 4.00%, 10/17/2049	1,000,000	733,616
Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond, 3.00%, 06/30/2025	900,000	895,743
Mexico — 0.1%
Mexico Government International Bond
6.00%, 05/07/2036	461,000	445,303
6.88%, 05/13/2037	933,000	955,019
4.28%, 08/14/2041	260,000	197,005
Total Mexico		1,597,327
Oman — 0.1%
Oman Government International Bond, 4.75%, 06/15/2026(a)	815,000	810,421
Panama — 0.0%(j)
Panama Government International Bond, 6.70%, 01/26/2036	100,000	95,610
Peru — 0.0%(j)
Peruvian Government International Bond, 2.78%, 01/23/2031	107,000	93,721
Poland — 0.0%(j)
Republic of Poland Government International Bond, 5.38%, 02/12/2035	715,000	718,757
Saudi Arabia — 0.1%
Saudi Government International Bond, 5.13%, 01/13/2028(a)	755,000	763,977

The accompanying notes are an integral part of these financial statements.

56

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Serbia — 0.1%
Serbia International Bond
2.13%, 12/01/2030(a)	$370,000	$304,875
6.00%, 06/12/2034(a)	1,170,000	1,159,896
Total Serbia		1,464,771
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,994,090)		12,745,516
BANK LOANS — 0.1%
Industrial — 0.1%
LTR Intermediate Holdings, Inc., 8.93% (1 mo. Term SOFR + 4.50%), 05/08/2028	969,849	935,497
Utilities — 0.0%(j)
Constellation Renewables LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 2.25%), 12/15/2027	840,195	838,355
TOTAL BANK LOANS (Cost $1,800,884)		1,773,852

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 9.1%
iShares 10-20 Year Treasury Bond ETF	461,898	47,921,917
iShares Core U.S. Aggregate Bond ETF	887,779	87,819,099
TOTAL EXCHANGE TRADED-FUNDS (Cost $134,069,253)		135,741,016
MUTUAL FUNDS — 6.2%
BrandywineGLOBAL High Yield Fund - Class IS	5,853,477	59,588,395
MainStay MacKay High Yield Corporate Bond Fund - Class R6	6,431,027	33,184,101
TOTAL MUTUAL FUNDS (Cost $91,649,576)		92,772,496
PREFERRED STOCKS — 0.1%
FINANCIAL — 0.1%
Gladstone Investment Corp., 4.88%, 11/01/2028 (Cost $1,830,000)	73,200	1,699,704
COMMON STOCKS — 0.0%(j)
Diversfied Financial Services — 0.0%(j)
Bruin Blocker LLC(k) (Cost $3,930)	4,367	0

Investments	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Class, 4.23%(l) (Cost $15,461,379)	15,461,379	$15,461,379
TOTAL INVESTMENTS — 99.8% (Cost $1,523,660,181)		$1,495,021,656
OTHER ASSETS AND LIABILITIES, NET — 0.2%		3,544,078
NET ASSETS — 100.0%		$1,498,565,734

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $410,594,055 or 27.4% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Step coupon bond. Coupon rate increases or decreases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(d)
Adjustable or floating rate security. Rate shown reflects rate in effect at period-end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Interest only security.
(g)	Principal only security.
(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of March 31, 2025.

(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Represents less than 0.05% of net assets.
(k)	Non-income producing security.
(l)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(m)	Zero coupon bonds make no periodic interest payments.
(n)	A portion of this security is pledged as collateral for open derivatives positions. At March 31, 2025, the value of these securities was $2,403,002, representing 0.2% of net assets.
(o)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration

The accompanying notes are an integral part of these financial statements.

57

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(continued)
March 31, 2025
statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2025, the value of these securities was $2,707,625, representing 0.2% of net assets.
ASA	Advanced Subscription Agreement
CMT	Constant Maturity Treasury Rate
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
Future contracts open at March 31, 2025:

Description	Type	Contracts	Expiration Date	Notional Amount	Total Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 5.0%
U.S. Treasury Ultra 10 Year Notes	Long	62,000	06/18/2025	$7,075,750	$78,235
U.S. Treasury 10 Year Notes	Long	101,000	06/18/2025	11,233,094	145,101
U.S. Treasury 2 Year Notes	Long	218,000	06/30/2025	22,581,734	95,222
U.S. Treasury 5 Year Notes	Long	10,000	06/30/2025	1,081,563	(582)
U.S. Treasury Long Bonds	Long	221,000	06/18/2025	25,919,156	246,791
U.S. Treasury Ultra Bonds	Long	57,000	06/18/2025	6,968,250	45,615
				$74,859,547	$610,382

Swap contracts open at March 31, 2025:
Centrally Cleared Credit Default Swap Agreements

Reference Obligations/Index	Financing Rate Received (Paid) by the Fund	Payment Frequency	Credit Spread at March 31, 2025 (basis points)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.44.V1	1.000%	Quarterly	56.008	06/20/2030	$ 12,433	$ (223,545)	$ (238,546)	$ 15,000

Centrally Cleared Interest Rate Swap Agreements

Payments Made by the Fund	Payments Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.699%	12M SOFR(a)	Monthly	09/25/2026	$ 515	$ (6,260)	$ 47	$ (6,307)

(a)	The current rate shown as of March 25, 2025 was 4.33%.
The accompanying notes are an integral part of these financial statements.

58

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)(concluded)
March 31, 2025
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2025 (see Note 2 to the Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Corporate Bonds	$—	$317,964,818	$—	$317,964,818
U.S. Government Agencies	—	272,441,585	—	272,441,585
Asset-Backed Securities	—	217,724,240	—	217,724,240
Commercial Mortgage-Backed Securities	—	169,183,433	—	169,183,433
U.S. Government Obligations	—	97,463,138	—	97,463,138
Foreign Corporate Bonds	—	92,064,000	—	92,064,000
Municipal Bonds	—	32,825,410	—	32,825,410
Foreign Government Agencies	—	20,448,238	—	20,448,238
Supranational Bonds	—	14,712,831	—	14,712,831
Foreign Government Obligations	—	12,745,516	—	12,745,516
Bank Loans	—	1,773,852	—	1,773,852
Exchange-Traded Funds	135,741,016	—	—	135,741,016
Mutual Funds	92,772,496	—	—	92,772,496
Preferred Stocks	1,699,704	—	—	1,699,704
Common Stocks	—	—(a)	—	—
Money Market Funds	15,461,379	—	—	15,461,379
Total Investments*	$245,674,595	$1,249,347,061	$—	$ 1,495,021,656
Other Financial Instruments**:
Futures Contracts	610,964	—	—	610,964
Credit Default Swap Agreements	—	15,000	—	15,000
Total - Other Financial Instruments	$610,964	$15,000	$—	$625,964
Liabilities:
Other Financial Instruments**:
Futures Contracts	(582)	—	—	(582)
Interest Rate Swap Agreements	—	(6,307)	—	(6,307)
Total - Other Financial Instruments	$(582)	$(6,307)	$ —	$(6,889)

*	See Schedule of Investments for additional detailed categorizations.
**
Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(a)	Amount is less than $0.50.
The accompanying notes are an integral part of these financial statements.

59

PFM Multi-Manager Series Trust
Statements of Assets and Liabilities
March 31, 2025 (unaudited)

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $1,098,844,000, $790,182,299 and $1,523,660,181, respectively)	$1,133,426,551	$850,183,598	$1,495,021,656
Foreign Currencies, at Value (Cost $—, $388,090 and $—, respectively)	—	387,466	—
Receivables:
Investment Securities Sold	39,183	1,263,004	162,607
Dividends	130,324	1,181,863	524,397
Interest	30,442	47,394	9,051,580
Foreign Tax Reclaims	2,646	940,041	30,059
Prepaid Expenses	36,936	32,708	42,350
Net Variation Margin on Swap Contracts	—	—	829
Net Variation Margin on Futures Contracts	—	—	67,681
Total Assets	1,133,666,082	854,036,074	1,504,901,159
Liabilities:
Payables:(2)
Investment Securities Purchased	86,268	3,595	5,565,347
Advisory Fees Payable	288,376	370,324	516,365
Other Accrued Expenses	174,661	233,557	253,713
Total Liabilities	549,305	607,476	6,335,425
Net Assets	$1,133,116,777	$853,428,598	$1,498,565,734
Net Assets Consists of:
Paid-In Capital	$1,052,887,406	$780,220,786	$1,609,889,541
Total Distributable Earnings (Loss)	80,229,371	73,207,812	(111,323,807)
Net Assets	$1,133,116,777	$853,428,598	$1,498,565,734
Capital Shares Outstanding (no par value, unlimited shares authorized; all shares outstanding are of each Fund’s Institutional Class)	101,440,659	77,112,778	169,418,415
Net Asset Value, Offering Price and Redemption Price per Share	$11.17	$11.07	$8.85

(2)	There were no fees payable to the Trust’s Independent Trustees at March 31, 2025.
The accompanying notes are an integral part of these financial statements.

60

PFM Multi-Manager Series Trust
Statements of Operations
For the Six Months Ended March 31, 2025 (unaudited)

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $14,800, $361,189 and $—, respectively)	$6,908,313	$9,907,558	$5,936,447
Interest	226,341	300,335	31,527,856
Total Investment Income	7,134,654	10,207,893	37,464,303
Expenses:
Advisory Fees (Note 4)	1,743,701	2,022,059	2,996,780
Accounting Fees	47,507	48,013	214,703
Administration Fees	51,835	47,695	68,807
Audit and Tax Fees	52,236	71,510	59,825
Custodian Fees	16,753	148,433	29,917
Insurance Premiums	16,495	12,511	18,742
Legal Fees	124,101	109,425	183,924
Registration Fees	7,776	7,776	7,776
Transfer Agent Fees	27,712	21,542	33,294
Trustees Fees	46,357	36,032	59,008
Other Expenses	16,793	17,114	20,264
Total Expenses	2,151,266	2,542,110	3,693,040
Net Investment Income	4,983,388	7,665,783	33,771,263
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	50,400,926	28,001,057	(8,170,806)
Swap Contracts	—	—	36,788
Futures Contracts	—	—	(1,224,107)
Foreign Currency Related Transactions	395	(166,200)	—
Net Realized Gain (Loss)	50,401,321	27,834,857	(9,358,125)
Net Change in Unrealized Gain (Loss) From:
Investments	(83,868,995)	(46,339,555)	(25,914,844)
Swap Contracts	—	—	31,932
Futures Contracts	—	—	569,016
Translation of Assets and Liabilities Denominated in Foreign Currencies	—	(31,946)	—
Net Change in Unrealized Gain (Loss)	(83,868,995)	(46,371,501)	(25,313,896)
Net Change in Net Assets Resulting From Operations	$(28,484,286)	$(10,870,861)	$(900,758)

The accompanying notes are an integral part of these financial statements.

61

PFM Multi-Manager Series Trust
Statements of Changes in Net Assets

	First American Multi-Manager Domestic Equity Fund		First American Multi-Manager International Equity Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Change in Net Assets Resulting From Operations:
Net Investment Income	$4,983,388	$10,644,946	$7,665,783	$15,885,248
Net Realized Gain (Loss)	50,401,321	245,242,395	27,834,857	38,269,814
Net Change in Unrealized Gain (Loss)	(83,868,995)	46,908,386	(46,371,501)	129,270,379
Net Change in Net Assets Resulting From Operations	(28,484,286)	302,795,727	(10,870,861)	183,425,441
Distributions From:
Distributable Earnings	(251,557,623)	(11,701,237)	(27,011,057)	(12,808,915)
Capital Share Transactions:
Proceeds From Sale of Shares	61,031,700	125,238,205	82,099,000	87,192,668
Reinvestment of Distributions	251,557,623	11,701,237	27,011,057	12,808,915
Cost of Shares Redeemed	(83,054,104)	(216,995,438)	(140,161,835)	(64,984,042)
Net Change in Net Assets Resulting From Capital Share Transactions	229,535,219	(80,055,996)	(31,051,778)	35,017,541
Total Change in Net Assets	(50,506,690)	211,038,494	(68,933,696)	205,634,067
Net Assets:
Beginning of Period	$1,183,623,467	$972,584,973	$922,362,294	$716,728,227
End of Period	$1,133,116,777	$1,183,623,467	$853,428,598	$922,362,294
Share Transactions:
Shares Outstanding, Beginning of Period	81,728,626	88,166,590	79,404,039	75,898,215
Shares Subscribed	4,599,007	9,714,097	7,373,831	8,419,288
Shares Issued From Reinvestment of Distributions	21,354,637	953,646	2,579,853	1,246,003
Shares Redeemed	(6,241,611)	(17,105,707)	(12,244,945)	(6,159,467)
Shares Outstanding, End of Period	101,440,659	81,728,626	77,112,778	79,404,039

The accompanying notes are an integral part of these financial statements.

62

PFM Multi-Manager Series Trust
Statements of Changes in Net Assets (concluded)

	First American Multi-Manager Fixed-Income Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Change in Net Assets Resulting From Operations:
Net Investment Income	$33,771,263	$56,546,532
Net Realized Gain (Loss)	(9,358,125)	(7,199,435)
Net Change in Unrealized Gain (Loss)	(25,313,896)	102,945,578
Net Change in Net Assets Resulting From Operations	(900,758)	152,292,675
Distributions From:
Distributable Earnings	(34,271,269)	(58,554,326)
Capital Share Transactions:
Proceeds From Sale of Shares	102,785,700	324,213,795
Reinvestment of Distributions	34,271,269	58,374,448
Cost of Shares Redeemed	(102,323,527)	(73,374,831)
Net Change in Net Assets Resulting From Capital Share Transactions	34,733,442	309,213,412
Total Change in Net Assets	(438,585)	402,951,761
Net Assets:
Beginning of Period	$1,499,004,319	$1,096,052,558
End of Period	$1,498,565,734	$1,499,004,319
Share Transactions:
Shares Outstanding, Beginning of Period	165,502,539	129,849,494
Shares Subscribed	11,612,481	37,329,494
Shares Issued From Reinvestment of Distributions	3,885,472	6,657,893
Shares Redeemed	(11,582,077)	(8,334,342)
Shares Outstanding, End of Period	169,418,415	165,502,539

The accompanying notes are an integral part of these financial statements.

63

First American Multi-Manager Domestic Equity Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.48	$11.03	$9.87	$13.99	$12.15	$11.00
Investment Operations:
Net Investment Income(1)	0.06	0.13	0.14	0.12	0.12	0.14
Net Realized and Unrealized Gain (Loss)(2)	(3.24)	3.45	1.52	(2.10)	3.58	1.32
Total From Investment Operations	(3.18)	3.58	1.66	(1.98)	3.70	1.46
Distributions From:
Net Investment Income	(0.13)	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)
Capital Gains	—	—	(0.39)	(2.02)	(1.71)	(0.15)
Total Distributions to Shareholders	(0.13)	(0.13)	(0.50)	(2.14)	(1.86)	(0.31)
Net Asset Value, End of Period	$11.17	$14.48	$11.03	$9.87	$13.99	$12.15
Total Return(3)(4)	(2.42)%	32.70%	17.30%	(17.97)%	33.08%	13.43%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$1,133,117	$1,183,623	$972,585	$774,829	$847,016	$722,499
Ratios to Average Net Assets of:(9)
Expenses, Net of Expenses Waived/ Reimbursed/Recouped(5)	0.36%	0.36%	0.37%	0.37%	0.38%	0.39%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped(5)	0.36%	0.36%	0.37%	0.36%	0.37%	0.39%
Net Investment Income	0.83%	1.01%	1.25%	0.97%	0.91%	1.25%
Portfolio Turnover Rate	30%(8)	103%(6)	52%	45%	60%	141%(7)

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)	Total return is not annualized for periods of less than one year.
(4)
Through September 30, 2023, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(5)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.05% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.38% of average daily net assets for the Institutional Class of the Fund.

(6)	Portfolio turnover rate for the year ended September 30, 2024 increased primarily due to changes in the exchange-traded funds in which a significant portion of the Fund was invested.
(7)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using exchange-traded funds to achieve passive index exposure.

(8)	Portfolio turnover rate is not annualized.
(9)	Ratios are annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

64

First American Multi-Manager International Equity Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.62	$9.44	$8.16	$12.00	$9.70	$9.41
Investment Operations:
Net Investment Income(1)	0.11	0.20	0.18	0.22	0.15	0.08
Net Realized and Unrealized Gain (Loss)(2)	(0.38)	2.14	1.29	(3.47)	2.25	0.41
Total From Investment Operations	(0.27)	2.34	1.47	(3.25)	2.40	0.49
Distributions From:
Net Investment Income	(0.28)	(0.16)	(0.19)	(0.17)	(0.10)	(0.20)
Capital Gains	—	—	—	(0.42)	—	—
Total Distributions to Shareholders	(0.28)	(0.16)	(0.19)	(0.59)	(0.10)	(0.20)
Net Asset Value, End of Period	$11.07	$11.62	$9.44	$8.16	$12.00	$9.70
Total Return(3)(4)	(1.21)%	25.04%	18.09%	(28.60)%	24.86%	5.09%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$853,429	$922,362	$716,728	$507,129	$680,792	$388,182
Ratios to Average Net Assets of:(8)
Expenses, Net of Expenses Waived/ Reimbursed/Recouped(5)	0.63%	0.62%	0.64%	0.65%	0.66%	0.74%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped(5)	0.63%	0.62%	0.64%	0.64%	0.65%	0.76%
Net Investment Income	1.90%	1.94%	1.87%	2.06%	1.31%	0.87%
Portfolio Turnover Rate	46%(7)	105%	68%	88%	52%	157%(6)

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)	Total return is not annualized for periods of less than one year.
(4)
Through September 30, 2023, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(5)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.10% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.63% of average daily net assets for the Institutional Class of the Fund.

(6)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using exchange-traded funds to achieve passive index exposure.

(7)	Portfolio turnover rate is not annualized.
(8)	Ratios are annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

65

First American Multi-Manager Fixed-Income Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.06	$8.44	$8.62	$10.39	$10.81	$10.55
Investment Operations:
Net Investment Income(1)	0.20	0.38	0.34	0.23	0.21	0.27
Net Realized and Unrealized Gain (Loss)(2)	(0.21)	0.63	(0.19)	(1.71)	(0.08)	0.37
Total From Investment Operations	(0.01)	1.01	0.15	(1.48)	0.13	0.64
Distributions From:
Net Investment Income	(0.20)	(0.39)	(0.33)	(0.24)	(0.22)	(0.29)
Capital Gains	—	—	—	(0.05)	(0.33)	(0.09)
Total Distributions to Shareholders	(0.20)	(0.39)	(0.33)	(0.29)	(0.55)	(0.38)
Net Asset Value, End of Period	$8.85	$9.06	$8.44	$8.62	$10.39	$10.81
Total Return(3)(4)	(0.18)%	12.23%	1.71%	(14.52)%	1.23%	6.21%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s omitted)	$1,498,566	$1,499,004	$1,096,053	$903,782	$823,323	$684,218
Ratios to Average Net Assets of:(8)
Expenses, Net of Expenses Waived/ Reimbursed/Recouped(5)	0.49%	0.49%	0.51%	0.51%	0.55%	0.55%
Expenses, Prior to Expenses Waived/ Reimbursed/Recouped(5)	0.49%	0.49%	0.51%	0.51%	0.52%	0.54%
Net Investment Income	4.52%	4.32%	3.88%	2.41%	2.00%	2.60%
Portfolio Turnover Rate	32%(7)	103%	100%	124%	107%	174%(6)

(1)	Based on average daily shares outstanding.
(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)	Total return is not annualized for periods of less than one year.
(4)
Through September 30, 2021, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(5)
Through January 28, 2020, the Adviser agreed to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.55% of average daily net assets for the Institutional Class of the Fund.

(6)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy as the assets formerly managed by a terminated sub-adviser were largely invested in mutual funds and exchange-traded funds.

(7)	Portfolio turnover rate is not annualized.
(8)	Ratios are annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

66

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements (unaudited)
March 31, 2025
1. Organization
PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust offers the following series: First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), First American Multi-Manager International Equity Fund (International Equity Fund) and First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of March 31, 2025, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, including the fair value of investments, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
Level 1 –
Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors. Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.
Level 3 –
Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.

67

PFM MULTI-MANAGER SERIES TRUST
Notes to Financial Statements (unaudited)(continued)
March 31, 2025
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (Board), the Board has designated the Adviser, U.S. Bancorp Asset Management, Inc. (USBAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policy and the Adviser’s valuation procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2025
Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Forward Foreign Currency Exchange Contracts
The Funds use forward foreign currency exchange contracts to a limited extent with the objective of hedging against adverse movements in the foreign currencies in which portfolio securities are denominated. Forward foreign currency exchange contracts are marked-to-market daily using third-party pricing vendors who utilize matrix pricing which considers the terms of the contract, including notional amount and contract maturity, and other inputs including currency exchange rates, or counterparty-supplied prices. When independent prices are unavailable or unreliable, forward foreign currency exchange contracts may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party vendors. Changes in value, if any, are recorded as unrealized appreciation or depreciation until the contract is exercised or expires. A Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Foreign currency exchange contracts are generally categorized as Level 2 in the hierarchy.
Swap Contracts
Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2025
Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s REIT distributions to return of capital or capital gain distributions at year-end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share

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Notes to Financial Statements (unaudited)(continued)
March 31, 2025
class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred by the Funds as of March 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the period ended March 31, 2025 and for all open tax years (years ended September 30, 2022, September 30, 2023 and September 30, 2024), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period. The amount and character of tax-basis distributions and composition of distributable earnings (loss) are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (Act), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitations, is estimated as of fiscal year-end and is subject to adjustment. As of September 30, 2024, the Funds’ most recent fiscal year-end, the estimated capital loss carryforwards were as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
First American Multi-Manager Domestic Equity Fund	$—	$—
First American Multi-Manager International Equity Fund	(3,390,822)	—
First American Multi-Manager Fixed-Income Fund	(19,233,862)	(53,263,381)

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Notes to Financial Statements (unaudited)(continued)
March 31, 2025
As of September 30, 2024, the Funds’ most recent fiscal year, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund	First American Multi-Manager Fixed-Income Fund
Cost of investments	$1,066,776,428	$823,365,538	$1,504,346,815
Unrealized appreciation	128,770,220	116,973,732	34,769,627
Unrealized depreciation	(11,601,626)	(16,395,635)	(38,563,535)
Net unrealized appreciation (depreciation)	$117,168,594	$100,578,097	$(3,793,908)

During the fiscal year ended September 30, 2024, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (PFIC) inclusions, futures contracts mark to market, organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Adviser
USBAM serves as the investment adviser to the Funds. USBAM is a subsidiary of U.S. Bank, National Association (U.S. Bank), a separate entity and subsidiary of U.S. Bancorp. USBAM is registered as an investment advisor with the Securities and Exchange Commission (SEC) under the Investment Adviser Act of 1940 (Advisers Act).
USBAM has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the USBAM. USBAM maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. USBAM evaluates and selects the sub-advisers and makes recommendations to the Board about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays USBAM an annual fee based on the following percentage of its average daily net assets:

Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%

The sub-advisory fees are paid by USBAM, and are not an additional expense of the respective Fund.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2025
The Sub-Advisers to each Fund as of March 31, 2025 are as follows:

Fund	Sub-Advisers
Domestic Equity Fund*	Aristotle Atlantic Partners, LLC Jacobs Levy Equity Management, Inc. Putnam Investment Management, LLC
International Equity Fund**	Acadian Asset Management LLC Aristotle Capital Management, LLC Ninety One North America, Inc.
Schroder Investment Management North America Inc./Schroder Investment Management North America Limited WCM Investment Management LLC
Fixed-Income Fund	Brown Brothers Harriman & Co. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC Penn Mutual Asset Management, LLC

*	Vaughan Nelson Investment Management, L.P. was a sub-adviser to the Domestic Equity Fund through February 25, 2025.
**	Kayne Anderson Rudnick Investment Management, LLC was a sub-adviser to the International Equity Fund through
December 12, 2024.
Distributor
U.S. Bancorp Investments, Inc. (USBI or, the Distributor) serves as the Funds’ Distributor. The Distributor is an affiliate of USBAM. The Distributor is not separately compensated for the services it provides to the Funds.
Administration Fees
U.S. Bank Global Fund Services (USBGFS) serves as the Funds’ administrator pursuant to an administration agreement between USBGFS and the Trust. These services include administrative and accounting services. USBGFS is a subsidiary of U.S. Bank. The Funds pay USBGFS each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0100% on the first $1 billion of the aggregate average daily net assets of the Funds and 0.0090% of the aggregate average daily net assets in excess of $1 billion, subject to a minimum fee per Fund. All fees are computed daily and paid monthly. The Funds may reimburse USBGFS for out-of-pocket expenses incurred in providing fund administration services.
Transfer Agent Fees
USBGFS serves as the Funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the Trust. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per Fund, based upon the number of accounts within each Fund. In addition to these fees, the funds pay USBGFS each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0025% of the aggregate average daily net assets of the Funds. All fees are computed daily and paid monthly. The Funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.
Custodian Fees
U.S. Bank serves as the Funds custodian pursuant to a custodian agreement between U.S. Bank and the Trust. Pursuant to the custodian agreement, each Fund pays the custodian each Fund’s pro rata share of an amount equal, on an annual basis, to 0.0020% of the aggregate average daily market value of all securities and cash held in the Fund, subject to a minimum annual fee per Fund, plus portfolio transaction fees. All fees are computed daily and paid monthly. Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular Fund, which increases that Fund’s custodian expenses.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2025
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the period ended March 31, 2025, were as follows:

	First American Multi-Manager Domestic Equity Fund	First American Multi-Manager International Equity Fund
Non-U.S. Government Purchases	$356,874,532	$839,874,414
Non-U.S. Government Sales	$370,161,314	$366,075,540

First American Multi-Manager Fixed-Income Fund
U.S. Government Purchases	$265,143,601
Non-U.S. Government Purchases	$242,180,318
U.S. Government Sales	$310,482,995
Non-U.S. Government Sales	$163,753,988

7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of March 31, 2025 is included in each respective Schedule of Investments. As of March 31, 2025, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds may enter into equity index futures contracts to gain exposure to equity markets and to enhance returns.
Foreign Exchange Risk — The International Equity and Fixed-Income Funds hold foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts.
Interest Rate Risk — The Fixed-Income Fund utilizes various interest rate derivatives, including futures contracts and swaps contracts, to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
Credit Risk — The Fixed-Income Fund may enter into credit default swaps to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which the Fund is not otherwise exposed.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2025
The following table summarizes the value of the Fund’s derivative instruments as of March 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Fixed-Income Fund

	Asset Derivatives		Liability Derivatives
Interest Rate Risk	Net Variation Margin on Futures Contracts*	$610,964	Net Variation Margin on Futures Contracts*	$(582)
Interest Rate Risk	Net Variation Margin on Swap Contracts*	$—	Net Variation Margin on Swap Contracts*	$(6,307)
Credit Risk	Net Variation Margin on Swap Contracts*	$15,000	Net Variation Margin on Swap Contracts*	$—

*
Includes cumulative unrealized appreciation (depreciation) of futures and swap contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Fund’s derivative instruments for the period ended March 31, 2025 and the related location in the accompanying Statement of Operations, presented by primary underlying risk exposure:
Fixed-Income Fund

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Interest Rate Risk	Futures Contracts	$(1,224,107)	Futures Contracts	$569,016
Interest Rate Risk	Swap Contracts	$242	Swap Contracts	$5,965
Credit Risk	Swap Contracts	$36,546	Swap Contracts	$25,967

The average notional value of futures contracts and average notional amounts of swaps outstanding during the period ended March 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Fixed-Income Fund

	Futures Contracts – Long	Futures Contracts – Short	Swap Contracts – Long
Interest Rate Risk	$57,318,324	$(214,396)	$515,000
Credit Risk	$—	$—	$9,467,167

8. Related Parties
As of March 31, 2025, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit (or Default Risk) — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength, solvency of an issuer, and lack of or inadequacy of collateral or credit enhancements for a fixed-income security, may affect credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

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Notes to Financial Statements (unaudited)(continued)
March 31, 2025
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Recent examples include pandemic risks related to the global outbreak caused by a novel coronavirus known as COVID-19 which resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. Securities markets may experience great short-term volatility and may fall sharply at times.
Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
Emerging Markets Risk ― The risk that in addition to the risks of investing in foreign investments generally, emerging markets investments may be subject to greater risks arising from political or economic instability, market disruption, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Because of the foregoing factors, the Fund’s investments in emerging market countries may be subject to greater price volatility and illiquidity than investments in developed markets.
10. Recent Accounting Updates
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04 “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The update provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) contract modifications on financial reporting, caused by reference rate reform. ASU 2020-04 is effective for all entities as of March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848.” The update extends the sunset date of ASU No. 2020-04 from December 31, 2022, to December 31, 2024. After this date, entities will no longer be permitted to apply the relief in
Topic 848. The Funds have elected not to apply ASU 2020-04.

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Notes to Financial Statements (unaudited)(concluded)
March 31, 2025
In November 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”).
ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
The Funds have evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

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Other Information (unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Trustees, Officers and Others of Open-End Management Investment Companies
The aggregate remuneration paid to trustees, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

78

Investment Adviser
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402
Distributor
U.S. Bancorp Investments, Inc.
60 Livingston Avenue
EP-MN-WN3C
Saint Paul, MN 55107
Custodian
U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202
Administrator & Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.800.527.5412

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(c)	Not applicable.

(d)	Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable for semi-annual reports.

(2) Not applicable.

(3) Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Multi-Manager Series Trust

By (Signature and Title)	/s/ Valentine James Link, Jr.
Valentine James Link, Jr. President (Principal Executive Officer)

Date	6/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Valentine James Link, Jr.
Valentine James Link, Jr. President (Principal Executive Officer)

Date	6/4/2025

(Registant)	PFM Multi-Manager Series Trust

By (Signature and Title)	/s/ Daniel Hess
Daniel Hess Treasurer (Principal Financial Officer)

Date	6/4/2025